                SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Issued By:                      Administered By:
Allianz Life Insurance Company  Valuemark Service Center
of North America                300 Berwyn Park , P.O. Box 3031
1750 Hennepin Avenue            Berwyn, PA  19312-0031
Minneapolis, MN  55403          (800) 624-0197
(800) 542-5427

This Prospectus describes a single premium variable life insurance policy ("Policy") offered by Allianz Life Insurance Company of North
America ("Company"). On April 1, 1993, the Company changed its name from North American Life and Casualty Company ("NALAC") to its present name. The Policy has been designed to be used in connection with estate planning and other insurance needs of individuals.

Upon acceptance, premiums will be allocated to Allianz Life Variable Account A ("Variable Account"), a separate account of the Company. Prior to May 1,
1993, the name of  the Variable Account was NALAC  Variable  Account  A.   The
Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-two Funds: the Money Market Fund, the Adjustable U.S. Government Fund, the Global Income Fund, the High Income Fund, the Investment Grade Intermediate Bond Fund, the U.S. Government Securities Fund, the four Zero Coupon Funds, the Growth and Income Fund, the Income Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Templeton Global Asset Allocation Fund, the Utility Equity Fund, the Precious Metals Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Growth Fund, the Templeton International Equity Fund and the Templeton Pacific
Growth Fund.    Prior  to May 1,  1995, the Growth and Income Fund was known
as the  Equity  Growth  Fund.   IN  CALIFORNIA,  THE  TEMPLETON  GLOBAL ASSET
ALLOCATION FUND AND THE SMALL CAP FUND ARE NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY). See "Summary" and "Diversification" for a discussion of owner control of the underlying investments in a variable life policy.

It may not be advantageous to purchase the Policy as a replacement for another type of life insurance.

The Policy's single premium requirement is such that Policies issued on or after June 21, 1988 are modified endowment contracts. Loan proceeds and/or surrenders from modified endowment contracts are fully taxable to the extent of income in the Policy and may be subject to an additional 10% federal income tax penalty. (See "Tax Status".)

The Company intends to utilize a simplified underwriting method for the majority of the Policies which are applied for. The Company has determined that using the simplified underwriting method presents additional mortality risks. This additional mortality risk arises because, when using simplified underwriting, the Company obtains only limited underwriting information. Therefore, the Company intends to charge all Policies issued pursuant to simplified underwriting higher cost of insurance rates than those Policies issued standard/fully underwritten.

Simplified underwriting will be used for all applicants who fall within the simplified underwriting limits unless the application discloses information which would require additional investigation and additional underwriting. (For information on the simplified underwriting limits, see "Cost of Insurance".)

The Company assesses a sales load through the Deferred Issue Charge. (See "Deductions and Charges".)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.

In the State of Oregon, all references to "Franklin Valuemark Life" refer to "Valuemark Life."

Dated: November 1, 1995

TABLE OF CONTENTS

                                                   Page
DEFINITIONS

SUMMARY

THE COMPANY

THE VARIABLE ACCOUNT

FRANKLIN VALUEMARK FUNDS
     Description of the Funds
     General
     Substitution of Securities

PREMIUM PAYMENTS
     Single Premium
     Grace Period
     Reinstatement
     Allocation of Premium

DEDUCTIONS AND CHARGES
     Mortality and Expense Risk Charge
     Administrative Charge
     Cost of Insurance
     Deferred Issue Charge
     Income Tax Charge
     Transfer Fee

DEATH BENEFIT
     Death Benefit
     Variable Insurance Amount
     Guaranteed Death Benefit

ACCOUNT VALUE, CASH SURRENDER VALUE AND TRANSFER RIGHTS
     Account Value
     Method of Determining Sub-Account Values
     Cash Surrender Value
     Transfer Rights

LOAN PROVISIONS
     Policy Loan
     Effect of a Loan
     Payment of Interest, Loan Repayment and Policy Lapsation

OWNERSHIP
     Owner
     Transfer of Ownership
     Assignment

BENEFICIARY PROVISIONS
     Beneficiary
     Change of Beneficiary
     Death of Beneficiary

DELAY OF PAYMENTS

MANAGEMENT OF THE COMPANY

ADMINISTRATION OF THE POLICIES

TAX STATUS
     Introduction
     Diversification
     Tax Treatment of the Policy
     Policy Proceeds
     Tax Treatment of Loans and Surrenders
     Multiple Policies
     Tax Treatment of Assignments
     Qualified Plans

VARIABLE ACCOUNT VOTING RIGHTS
     Disregard of Voting Instructions

DISTRIBUTION OF THE POLICY

REPORTS TO OWNERS

LEGAL PROCEEDINGS

EXPERTS

LEGAL OPINIONS

FINANCIAL STATEMENTS

APPENDIX A
     Illustration of Policy Values

APPENDIX B
     Table of Net Single Premium Factors

DEFINITIONS

ACCOUNT VALUE - The sum of the Sub-Account values and the Loan Account value attributable to the Policy.

ATTAINED AGE - Age last birthday as of the most recent Policy Anniversary.

BENEFICIARY, CONTINGENT BENEFICIARY - The person or persons who will receive any death benefit. The Contingent Beneficiary, if any, will become the Beneficiary should the Beneficiary die prior to the date of death of the Insured.

CASH SURRENDER VALUE - The Account Value of the Policy less the sum of the uncollected portion of any Deductions or accrued Deductions and any Indebtedness.

DEDUCTIONS - Charges levied by the Company in connection with the Policy.

ELIGIBLE FUNDS - Those investments available under the Policy.

GENERAL ACCOUNT - The general investment account of the Company which contains all of the Company's assets, except for the Variable Account and other separate accounts.

GUARANTEED DEATH BENEFIT - The Company guarantees that the Policy will remain in force regardless of investment experience, unless the Indebtedness exceeds the Account Value less uncollected Deductions. If there is no Indebtedness, the Policy cannot lapse even if the Account Value is $0.

INDEBTEDNESS - The amount of any existing Policy loans plus the pro-rata portion of any accrued interest.

INSURED - The person whose life is covered by the Policy.

ISSUE AGE - Attained Age on the Policy Date.

ISSUE DATE - The month, day and year that underwriting is completed and the Company issues the Policy.

LOAN ACCOUNT - That portion of the Company's General Account that contains Account Values attributable to Policy loans.

OWNER, JOINT OWNER, CONTINGENT OWNER - The Owner is the person having all rights under the Policy. Joint Owners are two or more natural persons who own the Policy equally with a right of survivorship. The Contingent Owner is the person or persons who will own the Policy following the Owner's death or upon the death of all the Joint Owners.

POLICY DATE - The date when the Insured's life is covered under the Policy.

POLICY PROCESSING DATE - The Policy Date and the same day of the month as the Policy Date at the end of each successive 3-month period, (or, if that day should fall on a day beyond the end of any month, then the first day of the next month). The Policy Processing Date is when the Company deducts charges and recalculates the death benefit.

POLICY PROCESSING PERIOD - A period of time commencing on any Policy Processing Date and ending on the day preceding the next Policy Processing Date.

POLICY YEAR, POLICY ANNIVERSARY - The first Policy Year starts on the Policy Date. Future Policy Years start on the same month and day in each subsequent year, known as a Policy Anniversary.

SERVICE OFFICE - The Company's Valuemark Service Center shown on the cover page.

VALUATION DATE - The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

VALUATION PERIOD - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT - A separate account maintained by the Company into which premiums for the Policy and certain other policies are allocated. The Variable Account has been designated "Allianz Life Variable Account A". Prior to May 1, 1993, the name of the Variable Account was NALAC Variable Account A.

SUMMARY
____________________________________________________________________________

The Policy

The Policy is a single premium variable life insurance policy. Upon acceptance, the premium is allocated to the Variable Account. During the Free Look Period, the premium will be allocated to the Money Market Sub-Account (see "Free-Look Period").

The Policy provides life insurance coverage on the Insured. The Company guarantees that the Policy will remain in force regardless of investment experience, unless Indebtedness exceeds the Account Value less the uncollected Deductions. If there is no Indebtedness, the Policy cannot lapse even if the Account Value is $0.

While the Policy is in force, the Account Value and, under certain circumstances, the death benefit, will vary with the investment experience of the Variable Account. However, as long as the Policy is in force without loan, the death benefit will never be less than the face amount of insurance at issue.

During the life of the Insured, the Owner can surrender the Policy for the Cash Surrender Value. The Company does not guarantee any minimum Cash Surrender Value.

The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). However, the law in this regard is very complex and unclear. While every attempt has been made to comply, there is the risk that the Internal Revenue Service will not concur with the Company's interpretations of
Section 7702 that were made in determining such compliance. For a further discussion, see "Tax Status - Tax Treatment of the Policy".

Limitations on Surrenders and Loans

The Code alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts".

The Policy's single premium requirement is such that Policies issued on or after June 21, 1988 are modified endowment contracts.

For modified endowment contracts, partial or full surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments will also be subject to an additional 10% federal income tax penalty applied to the income. The penalty shall not, however, apply to any distribution:
(1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary. Policy Owners should consult a tax adviser regarding the possible tax consequences of loans and/or surrenders from the Policy. (See "Tax Status - Tax Treatment of Loans and Surrenders".)

The Code further provides that multiple modified endowment contracts which are issued within a calendar year period to the same Policy Owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts.

For Policies issued prior to June 21, 1988, material modification of the Policy may result in the Policy being deemed to be a modified endowment contract.

Policy Owners should seek competent tax advice on the tax consequences of purchasing additional Policies, taking loans, surrendering any Policy issued, or making any material modification to their Policies. (See "Tax Status".)

The Company intends to utilize a simplified underwriting method for the majority of the Policies which are applied for. The Company has determined that using the simplified underwriting method presents additional mortality risks. BECAUSE OF THE ADDITIONAL RISKS TO THE COMPANY ASSOCIATED WITH SIMPLIFIED UNDERWRITING, THE COMPANY TREATS APPLICANTS IN THIS CLASS AS SUBSTANDARD AND THIS MAY RESULT IN AN APPLICANT PAYING A HIGHER COST OF INSURANCE CHARGE. THE COST OF INSURANCE CHARGE FOR BOTH THE SIMPLIFIED UNDERWRITING AND THE STANDARD ISSUE CLASS IS BASED UPON THE COMMISSIONERS 1980 STANDARD ORDINARY MALE AND FEMALE, SMOKER AND NON-SMOKER MORTALITY TABLES ("1980 CSO TABLE"). FOR THE SIMPLIFIED UNDERWRITING CLASS THE GUARANTEED RATES CONTAINED IN THE POLICY ARE APPROXIMATELY EQUAL TO 150% THEREOF. HOWEVER, THE COMPANY CURRENTLY USES LOWER, NON-GUARANTEED RATES WHICH ARE ALSO BASED UPON THE 1980 CSO TABLE AND WHICH VARY ACCORDING TO THE AGE OF THE INSURED. THE CURRENT RATE IS EQUAL TO APPROXIMATELY 85% OF THE 1980 CSO TABLE. FOR THE STANDARD ISSUE CLASS THE MAXIMUM RATE IS 100% OF THE 1980 CSO TABLE AND THE CURRENT RATE IS APPROXIMATELY 75% OF THE 1980 CSO TABLE.

HEALTHY PERSONS MAY BE ABLE TO OBTAIN A DIFFERENT POLICY WITH A LOWER GUARANTEED COST OF INSURANCE. WHEN A POLICY IS ISSUED STANDARD/FULLY UNDERWRITTEN, AN INSURED MUST SUPPLY MORE INFORMATION AND POSSIBLY SUBMIT TO A MEDICAL EXAM. THIS PROCESS NECESSARILY TAKES LONGER THAN SIMPLIFIED UNDERWRITING. HOWEVER, SINCE THE COMPANY HAS MORE UNDERWRITING INFORMATION

AVAILABLE TO IT, A POLICY CAN BE ISSUED WHICH MORE CLOSELY APPROACHES THE RISK CLASS OF THE INSURED. THUS, AS A RESULT OF A STANDARD FULL UNDERWRITING, A HEALTHY PERSON CAN EXPECT TO PAY A LOWER COST OF INSURANCE AND A PERSON WHO IS RATED AS A SUBSTANDARD RISK CAN EXPECT TO PAY A HIGHER COST OF INSURANCE AND, DEPENDING UPON THE RATING CLASS, MAY PAY A HIGHER COST OF INSURANCE THAN THAT PURSUANT TO SIMPLIFIED UNDERWRITING.

The Variable Account

The Variable Account is a separate account of the Company which was established to hold the investments which underlie the Policy. The Variable Account is divided into Sub-Accounts. Each of the Sub-Accounts is invested solely in the shares of one of the twenty-two Funds of the Trust. (See "Franklin Valuemark Funds.")

The Treasury Department has indicated that guidelines may be forthcoming under which a variable life insurance policy will not be treated as life insurance for tax purposes if the Owner of the Policy has excessive control over the investment underlying the Policy. The issuance of such guidelines may require the Company to impose limitations on the Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect. (See "Tax Status - Diversification".)

Deductions and Charges

The Company makes certain Deductions from the assets of the Variable Account and the Account Value of the Policy. These Deductions are made for mortality and expense risks, for premium taxes, for Policy issue costs, for administrative expenses, for sales charges and for providing life insurance protection.

Mortality and Expense Risk Charge - This risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of each Sub-Account and is deducted on each Valuation Date from the Sub-Account.

Administrative Charge - This charge is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-Account and is deducted on each Valuation Date from the Sub-Account.

Deferred Issue Charge - When the single premium is received by the Company, a Deferred Issue Charge is accrued. It is for premium taxes (2.5% of the single premium), sales charge (4.0% of the single premium) and Policy issue charge (0.5% of the single premium). For policies issued in the state of California only, the Deferred Issue Charge is for premium taxes (2.35% of the single premium); sales charge (4.15% of the single premium); and Policy issue charge (0.5% of the single premium). This charge is deducted in ten equal annual deductions on succeeding Policy Anniversaries for the first ten Policy Years. If the Policy is surrendered before the full amount is deducted, the uncollected portion of this charge will be deducted from the proceeds.

Cost of Insurance - On each Policy Processing Date, the Company deducts from the Policy's Account Value the cost of insurance for the past Policy Processing Period. This charge provides death benefit protection for the period.

Transfer Fee - Under certain circumstances, there may be assessed a transfer fee when an Owner transfers values from one Sub-Account to another (see "Transfer Fee").

Other Expenses - The investment managers for the Trust are paid fees for their services based upon each Fund's net assets. (See "Franklin Valuemark Funds" in this Prospectus and the Prospectus for the Trust.)

Surrenders

The Owner may surrender the Policy for its Cash Surrender Value at any time. (See "Account Value, Cash Surrender Value and Transfer Rights".)

Free-Look Period

The Policy may be returned within 10 days after it is received (or for a longer period in states where required)("Free-Look Period"). In states where required, the Policy may be returned on the later of 45 days from the date on the application or 10 days from the date of receipt of the Policy. It can be mailed or delivered to either the Company or the agent who sold it. Return of the Policy by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Policy will be treated as if the Company had never issued it. The Company will promptly pay the greater of the Policy's Account Value as of the date the Company received the Policy or the premium paid. Any amounts refunded by the Company will include all Policy fees and charges, including charges assessed against the Variable Account assets. The Company will allocate monies to the Money Market Sub-Account until the expiration of the Free-Look Period. Upon the expiration of the Free-Look Period, the Sub-Account value of the Money Market Sub-Account will be allocated to the Sub-Accounts in accordance with the selection made by the Policy Owner.

Exchange Provisions

The Policy may be exchanged for a policy with benefits that do not vary with the investment results of a separate account. The exchange must be elected within 24 months from the Issue Date. No evidence of insurability will be required as long as the benefits under the new policy are equal to or less than the benefits under the Policy at the time of exchange.

THE COMPANY
______________________________________________________________________________

Allianz Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. On April 1, 1993, the Company changed its name from North American Life and Casualty Company ("NALAC") to its present name. The Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. Both NALAC and Fidelity Union Life Insurance Company of Dallas, Texas have been owned by Allianz since 1979. Over the last decade there has been a gradual consolidation of operations. On May 31, 1993, Fidelity Union was consolidated into the Company. The Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

NALAC Financial Plans, Inc. is a wholly-owned subsidiary of the Company. It provides marketing services for the Company and is the principal underwriter
of the Policies.   NALAC  Financial Plans,  Inc. is  reimbursed  for expenses incurred in the distribution of the Policies.

Administration for the Policy is provided at the Company's Service Office:
Valuemark Service Center, 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312, (800) 624-0197.

THE VARIABLE ACCOUNT
______________________________________________________________________________

The Board of Directors of the Company established the Variable Account on May 31, 1985. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves and other policy liabilities with respect to the Variable Account are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Policies, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Policies are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts with the assets of each Sub-Account invested in one Fund of Franklin Valuemark Funds. Franklin Valuemark Funds is comprised of twenty-two Funds.

FRANKLIN VALUEMARK FUNDS
______________________________________________________________________________

Each of the twenty-two Sub-Accounts of the Variable Account is invested solely in the shares of one of the twenty-two Funds of Franklin Valuemark Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. While a brief summary of the investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the prospectus for the Trust which is included
with this  Prospectus.   PURCHASERS  SHOULD  READ  THIS  PROSPECTUS  AND  THE
ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.

Franklin Advisers, Inc. ("Advisers"), 777 Mariners Island Blvd., San Mateo, California 94404, serves as each Fund's (except the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund and the Templeton Global Asset Allocation Fund) investment manager. The investment manager for the Templeton Global Growth Fund and the Templeton Global Asset Allocation Fund is Templeton, Galbraith & Hansberger, Ltd., Lyford Cay Nassau, N.P. Bahamas. As of October 1, 1995 the investment manager for the Templeton Developing Markets Equity Fund is Templeton Investment Management (Singapore) Pte Ltd., 20 Raffles Place, Ocean Towers, Singapore. All investment managers or advisers are referred to collectively as "Managers." The Managers are direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc., a publicly-owned holding company. The Managers, subject to the overall policies, control and direction and review of the Board of Trustees of the Trust, are responsible for recommending and providing advice with respect to each Fund's investments, and for determining which securities will be purchased, retained or sold as well as for execution of portfolio transactions. Certain Managers have retained one or more Sub-Advisers to handle the day-to-day management of a Fund. Advisers acts as investment manager or administrator to 33 U.S. registered investment companies (111 separate series) with aggregate assets of over $75 billion.

Templeton Global Investors, Inc., Broward Financial Centre, Suite 2100, Ft. Lauderdale, Florida, provides certain administrative facilities and services for certain of the Funds.

Franklin Templeton Investor Services, Inc., 777 Mariners Island Blvd., San Mateo, California 94404, also a wholly-owned subsidiary of Franklin Resources, Inc., maintains the records of the Trust's shareholder accounts, processes purchases and redemptions of shares, and serves as each Fund's dividend paying agent.

DESCRIPTION OF THE FUNDS

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME

Money Market Fund

The Money Market Fund seeks high current income consistent with capital preservation and liquidity. The Fund will pursue its objective by investing exclusively in high quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund attempts to maintain a stable net asset value of $1.00 per share, although no assurances can be given that the Fund will be able to do so.


FUNDS SEEKING CURRENT INCOME

Adjustable U.S. Government Fund

The Adjustable U.S. Government Fund seeks a high level of current income, consistent with lower volatility of principal, by investing primarily in adjustable rate securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Global Income Fund

The Global Income Fund seeks a high level of current income, consistent with preservation of capital, with capital appreciation as a secondary consideration, through investing in foreign and domestic debt obligations, including up to 25% in high yield, high risk, lower rated debt obligations (commonly referred to as "junk bonds") and related currency transactions. Investing in a non-diversified fund of global securities including those of developing markets issuers involves increased susceptibility to the special risks associated with foreign investing.

High Income Fund

The High Income Fund seeks a high level of current income, with capital appreciation as a secondary objective, by investing in debt obligations and dividend-paying common and preferred stocks. Debt obligations include high yield, high risk lower rated obligations (commonly referred to as "junk bonds") which involve increased risks related to the creditworthiness of their issuers.

Investment Grade Intermediate Bond Fund

The Investment Grade Intermediate Bond Fund seeks current income, consistent with preservation of capital, primarily through investment in intermediate-term investment grade corporate obligations and in U.S. government securities.

The U.S. Government Securities Fund

The U.S. Government Securities Fund seeks current income and safety of capital by investing exclusively in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Zero Coupon Funds

There are four Zero Coupon Funds. Each of the Funds matures in the specified target year as follows:

Zero Coupon Fund - 1995
Zero Coupon Fund - 2000
Zero Coupon Fund - 2005
Zero Coupon Fund - 2010

The four Zero Coupon Funds seek a high investment return consistent with the preservation of capital by investing primarily in zero coupon securities. In response to interest rate changes, these securities may experience greater fluctuations in market value than interest paying securities of similar maturities. The Funds may not be appropriate for short-term investors or those who intend to withdraw money before the maturity date.

Additional Zero Coupon Funds may be added to the Trust in the future. Should any such Funds be available for investment at the maturity date of any existing Zero Coupon Fund, such  Funds  will  be  available  as  an investment option for Owners who select such option. If no selection has been made by an Owner prior to the maturity date of a Zero Coupon Fund, the Account Value held in the Sub-Account underlying the Owner's Policy will be automatically transferred to the Money Market Sub-Account. The Company will notify the Owner of a maturing Zero Coupon Fund in writing at least 30 days prior to the maturity. Included with the notification will be investment options available at that time as well as the automatic Money Market option. THE ZERO COUPON FUND-1995 WILL MATURE DECEMBER 15, 1995. The Zero Coupon Funds may not be appropriate for Owners who do not plan to have their premium payments invested in the Zero Coupon Sub-Accounts for the long-term or until maturity of the portfolio.

FUNDS SEEKING GROWTH AND INCOME

Growth and Income Fund

The Growth and Income Fund (formerly the Equity Growth Fund) seeks capital appreciation, with current income return as a secondary objective, by investing primarily in U.S. common stocks and securities convertible into common stocks, preferred stocks and debt securities.

Income Securities Fund

The Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of domestic and foreign, including developing markets, debt obligations and/or equity securities. Debt obligations include high yield, high risk lower rated obligations (commonly referred to as "junk bonds") which involve increased risks related to the creditworthiness of their issuers.

Real Estate Securities Fund

The Real Estate Securities Fund seeks capital appreciation, with current income return as a secondary objective, by concentrating its investments in publicly traded securities of U.S. companies in the real estate industry.


Rising Dividends Fund

The Rising Dividends Fund seeks capital appreciation, primarily through investment in the equity securities of companies that have paid consistently rising dividends over the past ten years. Preservation of capital is also an important consideration. The Fund seeks current income incidental to capital appreciation.

Templeton Global Asset Allocation Fund

The Templeton Global Asset Allocation Fund seeks a high level of total return through a flexible policy of investing in equity securities, debt obligations, and money market instruments of issuers in any nation, including developing markets. The mix of investments among the three market segments will be adjusted in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world. Foreign investing involves special risks.

Utility Equity Fund

The Utility Equity Fund seeks both capital appreciation and current income by investing in securities of domestic and foreign, including developing markets, issuers engaged in the public utilities industry.

FUNDS SEEKING CAPITAL GROWTH

Precious Metals Fund

The Precious Metals Fund seeks capital appreciation, with current income return as a secondary objective, by concentrating its investments in securities of U.S. and foreign companies, including those in developing markets, engaged in mining, processing or dealing in gold and other precious metals.

Small Cap Fund

The  Small  Cap  Fund  seeks long-term capital growth.   The Fund  seeks  to
accomplish its objective by investing primarily in equity securities of small capitalization growth companies. The Fund may also invest in foreign securities, including those of developing market issuers. Because of the
Fund's investments in small capitalization companies, an investment in the Fund may involve greater risks and higher volatility and should not be considered a complete investment program.

Templeton Developing Markets Equity Fund

The Templeton Developing Markets Equity Fund seeks long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equities of issuers in countries having developing markets. The Fund is subject to the heightened foreign securities investment risks that accompany foreign developing markets and an investment in the Fund may be considered speculative.

Templeton Global Growth Fund

The Templeton Global Growth Fund seeks  long-term  capital  growth.   The Fund
hopes to  achieve  its objective through  a  flexible  policy  of investing in stocks  and  debt  obligations of companies  and  governments  of  any  nation,
including developing  markets.   The  realization  of  income, if any, is only
incidental to accomplishment of the Fund's objective of long-term capital growth. Foreign investing involves special risks.

Templeton International Equity Fund

The Templeton International Equity Fund seeks long-term growth of capital. Under normal conditions, the Templeton International Equity Fund will invest at least 65% of its total assets in an internationally mixed portfolio of foreign equity securities which trade on markets in countries other than the U.S. including developing markets, and are (i) issued by companies domiciled in countries other than the U.S. or (ii) issued by companies that derive at least 50% of either their revenues or pre-tax income from activities outside of the U.S. Foreign investing involves special risks.

Templeton Pacific Growth Fund

The Templeton Pacific Growth Fund seeks long-term growth of capital, primarily through investing at least 65% of its total assets in equity securities which trade on markets in the Pacific Rim including developing markets, and are (i) issued by companies domiciled in the Pacific Rim including developing markets or (ii) issued by companies that derive at least 50% of either their revenues or pre-tax income from activities in the Pacific Rim. Investing in a portfolio of geographically concentrated foreign securities, including developing markets, involves increased susceptibility to the special risks of foreign investing and an investment in the Fund may be considered speculative.

THE TEMPLETON GLOBAL ASSET ALLOCATION FUND, TEMPLETON DEVELOPING MARKETS EQUITY FUND, TEMPLETON GLOBAL GROWTH FUND, GLOBAL INCOME FUND, INCOME SECURITIES FUND, INVESTMENT GRADE INTERMEDIATE BOND FUND, TEMPLETON INTERNATIONAL EQUITY FUND, MONEY MARKET FUND, TEMPLETON PACIFIC GROWTH FUND, PRECIOUS METALS FUND, SMALL CAP FUND AND UTILITY EQUITY FUND MAY INVEST MORE THAN 10% OF THEIR TOTAL NET ASSETS IN FOREIGN SECURITIES WHICH ARE SUBJECT TO SPECIAL AND ADDITIONAL RISKS RELATED TO CURRENCY FLUCTUATIONS, MARKET VOLATILITY AND ECONOMIC, SOCIAL AND POLITICAL UNCERTAINTY; INVESTING IN DEVELOPING MARKETS INVOLVES SIMILAR BUT HEIGHTENED RISKS RELATED TO THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. SEE "HIGHLIGHTED RISK CONSIDERATIONS - FOREIGN TRANSACTIONS" IN THE TRUST PROSPECTUS.

THE HIGH INCOME FUND AND THE INCOME SECURITIES FUND MAY INVEST UP TO 100% OF THEIR RESPECTIVE NET ASSETS IN DEBT OBLIGATIONS RATED BELOW INVESTMENT GRADE, COMMONLY KNOWN AS "JUNK BONDS", OR IN OBLIGATIONS WHICH HAVE NOT BEEN RATED BY ANY RATING AGENCY. INVESTMENTS RATED BELOW INVESTMENT GRADE INVOLVE GREATER RISKS, INCLUDING PRICE VOLATILITY AND RISK OF DEFAULT THAN INVESTMENTS IN HIGHER RATED OBLIGATIONS. INVESTORS SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS IN LIGHT OF THE SECURITIES IN WHICH THEY INVEST. SEE "HIGHLIGHTED RISK CONSIDERATIONS - LOWER RATED DEBT OBLIGATIONS" IN THE TRUST PROSPECTUS.

General

There is no assurance that the investment objectives of any of the Funds will be met. Owners bear the complete investment risk for Account Values allocated to a Sub-Account.

Additional Funds and/or additional Eligible Funds may, from time to time, be made available as investments to underlie the Policy. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company, (See "Premium Payments - Allocation of Premium").

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the
Trust.   This  might  force  the  Trust  to  sell  portfolio  securities  at disadvantageous prices.

Substitution of Securities

If the shares of any Fund of the Trust should no longer be available for investment by the Variable Account or, if in the judgement of the Company, further investment in such shares should become inappropriate in view of the purpose of the Policy, the Company may substitute shares of another Eligible
Fund (or Fund within the Trust).   No  substitution  of  securities in any
Sub-Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

PREMIUM PAYMENTS
______________________________________________________________________________

Single Premium

The single premium is due on the Policy Date. Before the Policy will take effect, the application and the premium must be in good order as determined by the Company's administrative rules. The minimum single premium which the Company will accept is $10,000.

Grace Period

The Policy will lapse if the total Indebtedness exceeds the Account Value less the uncollected Deductions. If there is no Indebtedness, the Policy cannot lapse even if the Account Value equals $0. If the Policy lapses, a grace period of 31 days shall be allowed for the Owner to repay the loan by at least an amount which provides sufficient Cash Surrender Value to keep the Policy in force for three Policy Processing Periods. If such loan repayment is not made by the end of the grace period, the Policy will lapse and all coverage under the Policy will terminate without value. The Company will mail the notice that the grace period is in effect to the Owner and any assignee of record to the last known addresses. The Policy will continue in force during the grace period. If the Insured dies during the grace period, the death benefit will be the death benefit in effect immediately prior to the start of the grace period less any accrued Deductions and less any Indebtedness.

Reinstatement

Subject to the following conditions, the Policy may be reinstated during the lifetime of the Insured, unless it was surrendered for cash. The requirements for reinstatement are:

1. the Service Office must receive a properly executed application for reinstatement;

2.  evidence of insurability satisfactory to the Company must be submitted;

3. a minimum premium sufficient to keep the Policy in force for three Policy Processing Periods must be paid; and

4.  any Indebtedness must be paid.

The Policy Date of a reinstated Policy will be the Policy Processing Date on or next following the date the Company approves the reinstatement application.

For those states that allow it, the suicide and incontestability provisions will apply from the Policy Date of reinstatement. Otherwise, the suicide and incontestability provisions will only apply from the initial Policy Date. If the Policy has been in force for two years during the lifetime of the Insured, it will be contestable only as to statements made in the reinstatement application.

Allocation of Premium

The premium is allocated to one or more of the Sub-Accounts of the Variable Account. During the Free Look Period, the single premium is allocated to the Money Market Sub-Account.

At the end of the Free Look Period, the Account Value will be allocated to one or more of the Sub-Accounts in accordance with the premium allocation on record. This allocation is not deemed to be a transfer subject to the transfer fee provision (see "Deductions and Charges - Transfer Fee"). The Company reserves the right to limit the number of allocations that an Owner can have at any one time.

DEDUCTIONS AND CHARGES
______________________________________________________________________________

The Deductions under the Policy will be made as follows:

Mortality and Expense Risk Charge

The Company deducts a Mortality and Expense Risk Charge from each Sub-Account on each Valuation Date. This risk charge is equal, on an annual basis, to

0.60% of the average daily net assets of the Sub-Account. This risk charge compensates the Company for assuming the mortality and expense risks under the Policy. The mortality risk assumed by the Company is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by the Company is that actual expenses may be greater than those assumed. The Company is responsible for all administration of the Policies and the Variable Account. The Company expects to profit from this charge.

Administrative Charge

The Company deducts an Administrative Charge from each Sub-Account on each Valuation Date. This risk charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Sub-Account. This charge reimburses the Company for expenses incurred in the administration of the Policies and the
Variable  Account.   Such  expenses  include  but  are  not  limited  to:
confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Policy Owner servicing and all accounting, valuation, regulatory and updating requirements. The Company will not profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

Cost of Insurance

On each Policy Processing Date, the Company deducts a charge for the Cost of Insurance for the past Policy Processing Period. This charge is deducted from the Account Value and provides death benefit protection for the Policy Processing Period.

This charge is deducted from each Sub-Account in the same proportion that the Policy's Account Value in the Sub-Account bears to the Policy's non-loaned Account Value.

The current cost of insurance for a Policy Processing Period is:

1.  the current cost of insurance rate, multiplied by

2.  the net amount at risk for the Policy Processing Period.

The Company intends to use for standard (fully underwritten) risks a current cost of insurance rate which may vary from time to time. However, the cost of insurance rate will never be more than the guaranteed maximum cost of insurance rates. The guaranteed maximum cost of insurance rates vary by sex (in states where permitted), Attained Age and underwriting class. The guaranteed maximum cost of insurance rates are shown in the Policy Schedule and are equal to 100% of the Commissioners Standard 1980 Ordinary Male and Female, Smoker and Non-smoker Mortality Tables.

The net amount at risk is approximately equal to the death benefit minus the sum of the Cash Surrender Value and the Loan Account Value attributable to the Policy.

Insurance underwriting is designed to group applicants of the same age and sex (in states where permitted) into classifications which can be expected to produce mortality experience consistent with the actuarial structure for that class. The Company intends to utilize a simplified underwriting method for the majority of the Policies which are applied for. The following table shows the Policies eligible for simplified underwriting.

Simplified Underwriting Limits

Issue Age  Single Premium
30-39    $50,000
40-49    $100,000
50-75    $150,000

The Company has determined that using the simplified underwriting method presents additional mortality risks. Because of the additional risks to the Company associated with simplified underwriting, the Company treats applicants in this class as substandard. Therefore, the Company intends to charge all Policies issued pursuant to simplified underwriting a higher cost of insurance rate than those Policies issued standard/fully underwritten. The cost of insurance charge for both the simplified underwriting class and the standard issue class is based upon the Commissioners 1980 Standard Ordinary Male and Female, Smoker and Non-smoker Mortality Tables ("1980 CSO Table"). For the simplified underwriting class, the guaranteed rates contained in the Policy are approximately equal to 150% thereof. However, the Company currently uses lower, non-guaranteed rates which are also based upon the 1980 CSO Table and which vary according to the age of the Insured. The current rate is approximately 85% of the 1980 CSO Table. Policy Owners will be notified of any change, prior to implementation, in the current rates to be charged.

For Policies that are not issued pursuant to simplified underwriting, the Company will require more comprehensive information. The Company will then determine the underwriting class in to which the Policy belongs. For all Policies fully underwritten and determined to be standard risk, the current cost of insurance rates described above will be used. The current rate for standard risk policies is approximately 75% of the 1980 CSO Table. The current rate varies according to the age of the Insured.

Deferred Issue Charge

When the single premium is received at the Company, a Deferred Issue Charge is accrued. The Company deducts this charge in ten equal annual deductions on succeeding Policy Anniversaries for the first ten Policy Years. If the Owner surrenders the Policy before the full amount is deducted, the uncollected portion of this charge is deducted from the Account Value. The Deferred Issue Charge is for premium taxes (2.5% of the single premium); sales charge (4.0% of the single premium); and Policy issue charge (0.5% of the single premium). For policies issued in the state of California only, the Deferred Issue Charge is for premium taxes (2.35% of the single premium); sales charge (4.15% of the single premium); and Policy issue charge (0.5% of the single premium).

Premium Taxes  -  All  states  and  certain  jurisdictions, such as cities and
counties,  tax  premium payments.   Premium taxes vary from state to state and
are generally in the range of 2% to 3%.

Sales Charge - This sales charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Policy. This charge from the single premium is not expected to cover the distribution costs. To the extent that this charge is insufficient to cover the distribution costs, the Company may make up the difference from the general assets of the Company including the profit it expects from the Mortality and Expense Risk Charge.

Policy Issue Charge - This charge is designed to cover the administrative expenses incurred in connection with issuing a Policy. Such expenses include initial underwriting review, medical examinations, inspection reports, attending physicians' statements, insurance underwriting costs, Policy issuance costs, establishing permanent Policy records, preparation of illustrations, preparation of riders and the initial confirmation of the transaction.

Income Tax Charge

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the Sub-Accounts of the Variable Account. The Company reserves the right to assess a charge for such taxes against the Sub-Accounts if the Company determines that such taxes will be incurred.

Transfer Fee

Currently, the Company permits twelve transfers per Policy Year without the imposition of any charge. For transfers in excess of that number the Company currently charges $25 per transfer (or 2% of the amount transferred, if less). The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.

DEATH BENEFIT
______________________________________________________________________________

Death Benefit

The death benefit is the greater of the face amount at the Policy Date or the variable insurance amount as of the date the Service Office receives proof of death of the Insured. The death benefit will be paid to the Beneficiary upon receipt of due proof of the Insured's death. The amount payable will be the death benefit reduced by any Indebtedness and any accrued Deductions, and increased by amounts due from riders.

Variable Insurance Amount

The variable insurance amount on the Policy Date equals the face amount. Thereafter, the variable insurance amount will be the Account Value of the Policy less the uncollected Deductions multiplied by the net single premium factor for the Insured's Attained Age and sex (in states where permitted) as of such date. Appendix B is a Table of Net Single Premium Factors as is also contained in the Policy. The amount of insurance purchased by $1.00 decreases with the age of an Insured. Therefore, the death benefit under such a Policy will decrease unless the Account Value has increased during the period.

Therefore, when divided into the Account Value of a Policy, it will reduce the death benefit under such a Policy unless the Account Value has increased at a greater rate than the increase in the applicable net single premium factor.

Guaranteed Death Benefit

If there is no Indebtedness under the Policy, it will not lapse even if the Account Value is $0. This Policy will terminate without value, as described in the Grace Period provision, if Indebtedness on the Policy is greater than the Account Value less the uncollected Deductions.

ACCOUNT VALUE, CASH SURRENDER VALUE AND
TRANSFER RIGHTS
______________________________________________________________________________

Account Value

On any Valuation Date, the Account Value of the Policy is equal to the sum of the Sub-Account values and the Loan Account attributable to the Policy.

Method of Determining Sub-Account Values

Sub-Account values will fluctuate in accordance with the investment experience of the applicable underlying Fund held within the Sub-Account. In order to determine these Sub-Account values, the Company utilizes Sub-Account valuation units. The value of a unit applicable during any Valuation Period is determined at the end of that Period.

When the first shares of the Funds were purchased for the Sub-Accounts, each Sub-Account valuation unit was valued at $10. The value of a unit within each Sub-Account on any Valuation Date thereafter is determined by dividing (a) by
(b), where:

(a) is equal to:

1.  total value of the net assets in the Sub-Account; minus

2.  the daily charge for assuming the mortality and expense risks; minus

3.  the daily charge for administrative expenses; plus or minus

4.  a charge  or credit for any tax provision established for the Sub-Account.

and (b) is the total number of units applicable to that Sub-Account at the end of the Valuation Period.

A valuation unit may increase or decrease in value from Valuation Date to Valuation Date.

Cash Surrender Value

The Policy may be surrendered for its Cash Surrender Value by submitting a written request to the Service Office. The Cash Surrender Value is equal to the Account Value of the Policy less the sum of:

1.  the uncollected portion of any Deductions or accrued Deductions; and

2.  any Indebtedness.

Surrendering the Policy will cancel it. There are no partial surrenders allowed under the Policy.

This Policy is considered to be a modified endowment contract under TAMRA. Surrender payments are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% tax penalty. The penalty shall not apply, however, to any distribution: (a) made on or after the date on which the taxpayer reaches age 59 1/2; (b) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (c) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

Transfer Rights

The Owner may transfer by telephone or written request non-loaned Account Values among the Sub-Accounts subject to the following:

1. the minimum value that may be transferred from any Sub-Account is $500 (or the total value if it is less than $500);

2. the deduction from the Account Value of any transfer fee charge that the Company may assess. The Company currently allows twelve (12) free transfers per Policy Year. For additional transfers there is a $25 transfer fee (or 2% of the amount transferred, if less);

3. any limit on the number of transfers per Policy Year that the Company may impose. Currently the only limits are as set out in 2 above.

Neither the Variable Account nor the Trust are designed for professional market timing organizations or other entities using programmed and frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific premium allocation request for any person whose transactions seem to follow a timing pattern.

An Owner may elect to make transfers by telephone. To elect this option the Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone transactions.

LOAN PROVISIONS
______________________________________________________________________________

Policy Loan

The Owner may borrow money from the Company while the Policy is in effect. The Policy will be the only security the Company will require for the Policy loan. The minimum loan amount is $1,000 where permitted by state law. The maximum loan value is 90% of the Cash Surrender Value. The Company calculates the Cash Surrender Value as of the end of the Valuation Period during which the loan request is received in good order at the Service Office. Any existing loan will be added to the new loan to determine the total loan.

This Policy is considered to be a modified endowment contract under the Code. Loan payments are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% tax penalty. The penalty shall not apply, however, to any distribution: (a) made on or after the date on which the taxpayer reaches age 59 1/2; (b) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (c) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

The Code also provides that multiple modified endowment contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the tax consequences of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. Owners should consult a tax advisor prior to purchasing more than one modified endowment contract in any calendar year period.

Effect of a Loan

A Policy  loan  will  result  in  valuation  units  being redeemed from  the
Sub-Accounts and the proceeds being transferred to the Loan Account. The Company will pay interest on the Loan Account at an annual rate of 4.0%. If the Owner does not specify from which Sub-Account(s) the loan is to be made, the loan will be made from the Sub-Accounts in the same proportion as the value in each Sub-Account bears to the non-loaned Account Value.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values, because the amount of the Policy loan will not share in the investment results of the Sub-Accounts in which it had been invested. If not repaid, the Policy loan will reduce the amount of the death benefit and Cash Surrender Value.


Payment of Interest, Loan Repayment and
Policy Lapsation

The interest rate for a Policy loan is 4.75% annually. The interest is payable in arrears on each Policy Anniversary for the past Policy Year. If interest is not paid when it is due, it will be added to the Policy loan and charged the same interest rate as the Policy loan. The additional interest will be deducted from the Sub-Accounts in the proportion that the value of each Sub-Account bears to the non-loaned Account Value.

An Owner may repay all or part of the Policy loan at any time while the Insured is living. The minimum permissible amount of repayment is $1,000. The repayment will be transferred from the Loan Account to the Sub-Accounts in accordance with the Policy Owner's instructions. If no such instructions are on record, the repayment will be allocated in the proportion that the value of each Sub-Account bears to the non-loaned Account Value as of the date of repayment.

If the Indebtedness exceeds the Account Value less the uncollected Deductions, the Company will terminate the Policy. The Company will not do this, however, until 31 days after it mails notice of intent to terminate. The Company will notify, at the last known address, the Owner and anyone who holds the Policy as collateral.

OWNERSHIP
______________________________________________________________________________

Owner

The Owner, any Joint Owner and any Contingent Owner are named in the application. If more than one person is named as Owner or Contingent Owner and the designation does not state otherwise, the Company will treat such persons as Joint Owners with rights of survivorship. Any designations may be changed by the Owner.

While the Insured is alive, the Owner may exercise all the rights of the Policy subject to the rights of:

1.  any assignee under an assignment filed with the Service Office; and

2.  any irrevocably named Beneficiary.

If the Owner dies, the Owner's rights will pass to any surviving Joint Owner(s); otherwise to any Contingent Owner(s) then alive; otherwise to the Owner's estate.

Transfer of Ownership

While the Insured is living, the Owner may transfer ownership of the Policy. A written request, dated and signed by the Owner, must be sent to the Service Office. The Company may require that the Policy be returned for an endorsement. The transfer will take effect as of the date the request was signed.

Any transfer of ownership terminates the interest of any existing Contingent Owner. It does not change the Beneficiary, nor transfer the Beneficiary's interest. Any change or transfer of ownership is subject to any benefit payment made by the Company before endorsement.

Assignment

The Owner may assign the Policy. A copy of any assignment must be filed with the Service Office. The Company is not responsible for the validity of any assignment. If the Owner assigns the Policy, the Owner's rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments the Company may make or actions it may take before such assignment has been recorded at the Service Office.

BENEFICIARY PROVISIONS
______________________________________________________________________________

Beneficiary

The Beneficiary and any Contingent Beneficiary are named in the application. They may be changed by the Owner.

Change of Beneficiary

While the Insured is living, the Owner may change the Beneficiary. A written request, dated and signed by the Owner, must be filed at the Service Office. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Service Office after the Insured dies but before any benefit payment is made, the change will be valid.

Death of Beneficiary

If all of the named Beneficiaries die prior to the Insured's death, the Company will pay the death benefit in one sum to the Owner's estate.

DELAY OF PAYMENTS
______________________________________________________________________________

The Company will generally pay Policy proceeds within seven business days of receipt of a completed request for such payment. The Company reserves the right to suspend or postpone any type of payment from the Variable Account for any period when:

a. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

b.  trading on the New York Stock Exchange is restricted;

c. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

d. the Securities and Exchange Commission, by order, so permits delay for the protection of Owners.

The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions described in (b) and (c) exist.

MANAGEMENT OF THE COMPANY
______________________________________________________________________________

The directors and officers of the Company and their principal occupations for the past 5 years are as follows:


                       Principal Occupations During the
Name                   Past Five Years
Lowell C. Anderson     Chairman, President and Chief
                       Executive Officer and Director
                       of the Company since October,
                       1988. From 1985 to 1988, Mr.
                       Anderson was President and Chief
                       Operating Officer of the Company.

Herbert F. Hansmeyer   Chairman of Allianz of America Corp.
                       Member of the Board of Management
                       of Allianz Versicherungs-AG,
                       Munich, Germany, since 1986;
                       formerly Chief Executive Officer
                       of Allianz Insurance Company,
                       Los Angeles, California.

Dr. Jerry Robertson    Former Executive Vice President,
                       3M/Life Sciences Sector.

Dr. Gerhard Rupprecht  Chairman of the Board of
                       Management - Allianz
                       Lebensversicherungs since 1979.

Rex B. Shannon         Former Vice Chairman of the Board of the
                       Company; formerly Chairman and
                       Chief Executive Officer of
                       Fidelity Union Life Insurance
                       Company.

Michael P. Sullivan    President, Chief Executive Officer
                       and Director of International
                       Dairy Queen, Inc. since 1987.

Alan A. Grove          Vice President - Corporate Legal
                       Officer and Secretary of the Company.

Robert S. James        President - Individual Marketing
                       Division of the Company since
                       March 31, 1995. Previously
                       President of Financial Markets
                       Division.

Edward J. Bonach       Senior Vice President -
                       Chief Financial Officer
                       and Treasurer of the Company since
                       1993. Senior Vice President and
                       Chief Actuary previously.

Ronald L. Wobbeking    President - Mass Marketing
                       Division of the Company since
                       September 1991. Previously Senior
                       Vice President Mass Marketing.

ADMINISTRATION OF THE POLICIES
______________________________________________________________________________

While the Company has primary responsibility for all administration of the Policies and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administrative Agreement. Such administrative services include issuance of the Policies and maintenance of Policy Owners' records. The Company pays all charges and fees assessed by DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Policies could be adversely affected should DVFS elect to terminate the Agreement.

TAX STATUS
______________________________________________________________________________

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to life insurance in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. The Company believes that the Policies to be issued will qualify as "life insurance contracts" under Section 7702. The Company
does not guarantee the tax status of  the  Policies.   Purchasers  bear  the
complete risk that the Policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.

Introduction

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as the Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer".

The Company intends that each Fund of the Trust underlying the Policies will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy

The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, the Company has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While the Company has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with the Company's interpretations of
Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

Policy Proceeds

Loan proceeds and/or surrender payments from the Policies are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% federal income tax penalty. (See "Tax Treatment of Loans and Surrenders".) Otherwise, the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, the Owner is not deemed to be in constructive receipt of the Account Value or Cash Surrender Value, including increments thereon, under a Policy until surrender thereof.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Policy Owner or Beneficiary.

Tax Treatment of Loans and Surrenders

The Code alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts". The Policy's single premium requirement is such that Policies issued on or after June 21, 1988 are modified endowment contracts. A Policy received in exchange for a modified endowment contract is also a modified endowment contract regardless of whether it meets the 7-pay test.

The status of an exchange of a contract issued before June 21, 1988 is unclear. However, the Internal Revenue Service has taken the position in a Private Letter Ruling that a contract received in an exchange on or after June 21, 1988 will be considered as entered into as of the date of the exchange and therefore subject to Section 7702A.

A Policy that was entered into prior to June 21, 1988 may be deemed to be a modified endowment contract if it is materially changed and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

In that the Policy is a modified endowment contract, surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distribution: (1) made on or after the date on which the taxpayer reaches age 59 1/2;(2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

Policy Owners should seek competent tax advice on the tax consequences of taking loans, surrendering any Policy issued since June 21, 1988, or making any material modifications to their Policies.

Multiple Policies

The Code further provides that multiple modified endowment contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Policy Owners should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year period.

Tax Treatment of Assignments

An assignment of a Policy may be a taxable event. Policy Owners should therefore consult competent tax advisers should they wish to assign their Policies.

Qualified Plans

The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent Qualified Plans consultant.

VARIABLE ACCOUNT VOTING RIGHTS
______________________________________________________________________________

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from Owners (or Beneficiaries if applicable) having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote shares it owns in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Trust in its own right, it may elect to do so.

The voting interests of the Owner (or the Beneficiary if applicable) in the Trust will be determined as follows: Owners may cast one vote for each $100 of Account Value of the Policy allocated to the Sub-Account on the record date for the shareholder meeting of the Trust. Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner (or Beneficiary if applicable) having the voting interest in the Variable Account will receive periodic reports relating to the Trust in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the shares held in the Variable Account corresponding to his or her interest in the Variable Account.

Disregard of Voting Instructions

The Company may, when required to do so by state insurance authorities, vote shares of the Trust without regard to instructions from Owners if such instructions would require such shares to be voted to cause any Fund of the Trust to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Trust or a Fund. The Company may also disapprove changes in the investment policy initiated by the Owners or trustees of the Trust, if such disapproval is reasonable and is based on a good faith determination by the Company that the change would violate state or federal law or the change would not be consistent with the investment objectives of the Trust or a Fund or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other separate accounts of the Company or of an affiliated life insurance company. In the event the Company does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

DISTRIBUTION OF THE POLICY
______________________________________________________________________________

The Policy is sold by licensed insurance agents, where the Policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Policy is distributed through the principal underwriter for the Variable Account, NALAC Financial Plans, Inc., 1750 Hennepin Avenue, Minneapolis, MN, a wholly-owned subsidiary of the Company.

Commissions will be paid to broker-dealers who sell the Policies. Broker-dealers will be paid commissions at the time of purchase up to 5.25% of the single premium. Broker-dealers are also paid a trail commission of up to 25 basis points of the Policy Account Value. In addition, under certain circumstances, the Company may pay certain sellers production bonuses which will take into account, among other things, the total premiums which have been paid under Policies associated with the broker-dealer. Additional payments may be made for other services not directly related to the sale of the Policies.

REPORTS TO OWNERS
______________________________________________________________________________

The Company will send to each Owner semi-annual and annual reports of the Variable Account. Within 30 days after each Policy Anniversary, an annual statement will be sent to each Owner. The statement will show the current amount of death benefit payable under the Policy, the current Account Value, the current Cash Surrender Value, current Indebtedness and will show all transactions previously confirmed. The statement will also show premiums paid, investment returns and all charges deducted during the Policy Year.

Confirmations will be mailed to Policy Owners within seven days of the transaction of: (a) the receipt of premium; (b) any transfer between Sub-Accounts; (c) any loan, interest repayment, or loan repayment; (d) any surrender; (e) exercise of the free look privilege; (f) any exchange of the Policy; and (g) payment of the death benefit under the Policy. Upon request a Policy Owner shall be entitled to a receipt of premium payment.

LEGAL PROCEEDINGS
______________________________________________________________________________

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

EXPERTS
______________________________________________________________________________

The financial statements of Allianz Life Variable Account A and the consolidated financial statements of the Company included in this Prospectus have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Prospectus, and are included herein, in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

LEGAL OPINIONS
______________________________________________________________________________

Legal matters in connection with the Policy described herein are being passed upon by the law firm of Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

FINANCIAL STATEMENTS
______________________________________________________________________________

The consolidated financial statements of the Company that are included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Policy.










                       ALLIANZ LIFE VARIABLE ACCOUNT A

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                       Financial Statements (Unaudited)


                                June 30, 1995


                                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                                       of
                                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                            Financial Statements

                                      Statements of Assets and Liabilities

                                            June 30, 1995 (unaudited)

                                                                                   Real        U.S.
                                      Money    Growth and  Precious    High       Estate    Government   Utility
                                     Market      Income     Metals    Income    Securities  Securities   Equity
                                      Fund        Fund       Fund      Fund        Fund        Fund       Fund
                                    ---------  ----------  --------  ---------  ----------  ----------  ---------
Investments at net asset value:

Franklin Valuemark Funds:
Money Market Fund, 621,633 shares,
   cost $621,633                    $621,633            -         -          -           -           -          -
Growth and Income Fund, 56,565
   shares, cost $681,328                   -      840,559         -          -           -           -          -
Precious Metals Fund, 18,816
   shares, cost $242,357                   -            -   261,351          -           -           -          -
High Income Fund, 91,824 shares,
   cost $1,042,374                         -            -         -  1,187,278           -           -          -
Real Estate Securities Fund, 7,633
   shares, cost $101,573                   -            -         -          -     117,776           -          -
U.S. Government Securities Fund,
   46,696 shares, cost $487,928            -            -         -          -           -     615,451          -
Utility Equity Fund, 83,366
   shares, cost $1,022,644                 -            -         -          -           -           -  1,280,500
                                    ---------  ----------  --------  ---------  ----------  ----------  ---------

  Total assets                       621,633      840,559   261,351  1,187,278     117,776     615,451  1,280,500
                                    ---------  ----------  --------  ---------  ----------  ----------  ---------

Liabilities:

Accrued mortality and expense
   risk charges                      (25,221)       3,814    26,674      4,674       1,172       2,481      5,061
Accrued administrative charges        (6,305)         954     6,668      1,169         293         621      1,266
                                    ---------  ----------  --------  ---------  ----------  ----------  ---------

  Total liabilities                  (31,526)       4,768    33,342      5,843       1,465       3,102      6,327
                                    ---------  ----------  --------  ---------  ----------  ----------  ---------

 Net assets                         $653,159      835,791   228,009  1,181,435     116,311     612,349  1,274,173
                                    =========  ==========  ========  =========  ==========  ==========  =========


See accompanying notes to unaudited financial statements.


                                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                                       of
                                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                         Financial Statements (cont.)

                                Statements of Assets and Liabilities (cont.)

                                            June 30, 1995 (unaudited)

                                              Zero     Zero     Zero     Zero             Investment
                                             Coupon   Coupon   Coupon   Coupon   Global     Grade        Income
                                             Fund -   Fund -   Fund -   Fund -   Income  Intermediate  Securities
                                              1995     2000     2005     2010     Fund    Bond Fund       Fund
                                            --------  -------  -------  -------  ------  ------------  ----------
Investments at net asset value:

Franklin Valuemark Funds:
Zero Coupon Fund - 1995, 21,416 shares,
   cost $222,437                            $250,786        -        -        -       -             -           -
Zero Coupon Fund - 2000, 21,864 shares,
   cost $232,841                                   -  324,246        -        -       -             -           -
Zero Coupon Fund - 2005, 19,684 shares,
   cost $207,641                                   -        -  309,628        -       -             -           -
Zero Coupon Fund - 2010, 6,556 shares,
   cost $87,910                                    -        -        -  102,608       -             -           -
Global Income Fund, 6,182 shares,
   cost $76,944                                    -        -        -        -  78,391             -           -
Investment Grade Intermediate Bond Fund,
   7,213 shares, cost $95,460                      -        -        -        -       -        97,522           -
Income Securities Fund, 23,860 shares,
   cost $355,631                                   -        -        -        -       -             -     359,810
                                            --------  -------  -------  -------  ------  ------------  ----------

  Total assets                               250,786  324,246  309,628  102,608  78,391        97,522     359,810
                                            --------  -------  -------  -------  ------  ------------  ----------

Liabilities:

Accrued mortality and expense risk charges     1,403    1,682    1,632      926     506           557       4,898
Accrued administrative charges                   351      421      408      232     127           139       1,224
                                            --------  -------  -------  -------  ------  ------------  ----------


  Total liabilities                            1,754    2,103    2,040    1,158     633           696       6,122
                                            --------  -------  -------  -------  ------  ------------  ----------

Net assets                                  $249,032  322,143  307,588  101,450  77,758        96,826     353,688
                                            ========  =======  =======  =======  ======  ============  ==========


See accompanying notes to unaudited financial statements.



                                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                                             of
                                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                               Financial Statements (cont.)

                                        Statements of Assets and Liabilities (cont.)

                                                 June 30, 1995 (unaudited)

                                                                                Templeton              Templeton
                              Adjustable   Templeton               Templeton    Developing  Templeton    Global
                                 U.S.       Pacific    Rising    International   Markets     Global      Asset       Total
                              Government    Growth    Dividends     Equity        Equity     Growth    Allocation     All
                                 Fund        Fund       Fund         Fund          Fund       Fund        Fund       Funds
                              -----------  ---------  ---------  -------------  ----------  ---------  ----------  ---------
Investments at net
   asset value:

Franklin Valuemark Funds:
Adjustable U.S. Government
   Fund, 2,022 shares,
   cost $21,652               $    20,987          -          -              -           -          -           -
Templeton Pacific Growth
   Fund, 18,029 shares,
   cost $234,643                        -    237,801          -              -           -          -           -
Rising Dividends Fund, 7,223
   shares, cost $76,937                 -          -     80,180              -           -          -           -
Templeton International
   Equity Fund, 29,402
   shares, cost $374,677                -          -          -        381,338           -          -           -
Templeton Developing Markets
   Equity Fund, 15,648

   shares, cost $149,406                -          -          -              -     153,510          -           -
Templeton Global Growth
   Fund, 19,334 shares,
   cost $205,686                        -          -          -              -           -    215,961           -
Templeton Global Asset
   Allocation Fund,
   0 shares,cost $0                     -          -          -              -           -          -           -
                              -----------  ---------  ---------  -------------  ----------  ---------  ----------

  Total assets                $    20,987    237,801     80,180        381,338     153,510    215,961           -  7,537,316
                              -----------  ---------  ---------  -------------  ----------  ---------  ----------  ---------

 Liabilities:

Accrued mortality and
   expense risk charges               311      2,791        168          1,528       2,240      2,210           -     39,507
Accrued administrative
   charges                             78        698         42            382         560        552           -      9,880
                              -----------  ---------  ---------  -------------  ----------  ---------  ----------  ---------

  Total liabilities                   389      3,489        210          1,910       2,800      2,762           -     49,387
                              -----------  ---------  ---------  -------------  ----------  ---------  ----------  ---------

Net assets                    $    20,598    234,312     79,970        379,428     150,710    213,199           -  7,487,929
                              ===========  =========  =========  =============  ==========  =========  ==========  =========


See accompanying notes to unaudited financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                               Financial Statements (cont.)

                                                   Statements of Operations

                                For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                            Money      Market     Fund    Growth and    Income     Fund     Precious   Metals
                                          ----------  --------  --------  -----------  --------  ---------  ---------  -------
                                             1995       1994      1993       1995        1994      1993       1995      1994
                                          ----------  --------  --------  -----------  --------  ---------  ---------  -------
Investment Income:
Dividends reinvested in fund shares       $  18,284     5,038     4,991       10,179     3,957      5,989      3,600      605
                                          ----------  --------  --------  -----------  --------  ---------  ---------  -------

Expenses:
Mortality and expense risk charges            1,026     1,006     1,206        2,544     1,992      2,215      1,804      312
Administrative charges                          256       251       302          636       498        554        451       78
                                          ----------  --------  --------  -----------  --------  ---------  ---------  -------

   Total expenses                             1,282     1,257     1,508        3,180     2,490      2,769      2,255      390
                                          ----------  --------  --------  -----------  --------  ---------  ---------  -------

   Investment income (loss), net             17,002     3,781     3,483        6,999     1,467      3,220      1,345      215

Realized gains (losses) and
  unrealized appreciation
  (depreciation) on investments:
Realized capital gain distributions
   on mutual funds                                -         -         -       22,157     8,957          -      2,665        -
                                          ----------  --------  --------  -----------  --------  ---------  ---------  -------
Realized gains (losses) on
  sales of investments:
     Proceeds from sales                    549,798    63,613    99,621       10,160    34,447    157,480     43,391   10,570
     Cost of investments sold              (549,798)  (63,613)  (99,621)      (8,104)  (27,906)  (130,795)   (39,844)  (9,081)
                                          ----------  --------  --------  -----------  --------  ---------  ---------  -------

     Total realized gains (losses)
      on sales of investments, net                -         -         -        2,056     6,541     26,685      3,547    1,489
                                          ----------  --------  --------  -----------  --------  ---------  ---------  -------

     Realized gains (losses)
       on investments, net                        -         -         -       24,213    15,498     26,685      6,212    1,489

Net change in unrealized
   appreciation (depreciation)
   on investments                                 -         -         -       67,121   (46,728)    (9,396)    (4,167)  (9,637)
                                          ----------  --------  --------  -----------  --------  ---------  ---------  -------

   Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on investments, net           -         -         -       91,334   (31,230)    17,289      2,045   (8,148)
                                          ----------  --------  --------  -----------  --------  ---------  ---------  -------

Net increase (decrease) in net assets
   from operations                        $  17,002     3,781     3,483       98,333   (29,763)    20,509      3,390   (7,933)
                                          ==========  ========  ========  ===========  ========  =========  =========  =======


                                            Fund
                                          ---------
                                            1993
                                          ---------
Investment Income:
Dividends reinvested in fund shares          1,029
                                          ---------

Expenses:
Mortality and expense risk charges             607
Administrative charges                         152
                                          ---------

   Total expenses                              759
                                          ---------

   Investment income (loss), net               270

Realized gains (losses) and
  unrealized appreciation
  (depreciation) on investments:
Realized capital gain distributions
   on mutual funds                               -
                                          ---------
Realized gains (losses) on
  sales of investments:
     Proceeds from sales                   134,510
     Cost of investments sold             (133,172)
                                          ---------

  Total realized gains (losses)
      on sales of investments, net           1,338
                                          ---------

     Realized gains (losses)
       on investments, net                   1,338

Net change in unrealized
   appreciation (depreciation)
   on investments                           43,838
                                          ---------

   Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on investments, net     45,176
                                          ---------

Net increase (decrease) in net assets
   from operations                          45,446
                                          =========


See accompanying notes to unaudited financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                             Financial Statements (cont.)

                                          Statements of Operations (cont.)

                             For the periods ended June 30, 1995, 1994 and 1993 (unaudited)


                                                         High      Income     Fund    Real Estate   Securities    Fund
                                                       ---------  --------  --------  ------------  -----------  -------
                                                         1995       1994      1993        1995         1994       1993
                                                       ---------  --------  --------  ------------  -----------  -------
Investment Income:
Dividends reinvested in fund shares                    $ 78,044    44,184    37,831         3,875          598      603
                                                       ---------  --------  --------  ------------  -----------  -------

Expenses:
Mortality and expense risk charges                        3,363     2,866     3,122           476          167      204
Administrative charges                                      841       716       780           119           42       51
                                                       ---------  --------  --------  ------------  -----------  -------

   Total expenses                                         4,204     3,582     3,902           595          209      255
                                                       ---------  --------  --------  ------------  -----------  -------

   Investment income (loss), net                         73,840    40,602    33,929         3,280          389      348

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds           -     6,061         -             -            -        -
                                                       ---------  --------  --------  ------------  -----------  -------
Realized gains (losses) on sales of investments:
     Proceeds from sales                                 26,080    41,411    17,493        12,040        5,232    9,411
     Cost of investments sold                           (21,670)  (36,790)  (15,580)      (10,081)      (3,555)  (6,762)
                                                       ---------  --------  --------  ------------  -----------  -------

     Total realized gains (losses) on
      sales of investments, net                           4,410     4,621     1,913         1,959        1,677    2,649
                                                       ---------  --------  --------  ------------  -----------  -------

      Realized gains (losses) on investments, net         4,410    10,682     1,913         1,959        1,677    2,649

Net change in unrealized appreciation
(depreciation) on investments                            58,580   (96,383)   45,346          (757)        (213)   3,644
                                                       ---------  --------  --------  ------------  -----------  -------

Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net      62,990   (85,701)   47,259         1,202        1,464    6,293
                                                       ---------  --------  --------  ------------  -----------  -------

Net increase (decrease) in net assets from operations  $136,830   (45,099)   81,188         4,482        1,853    6,641
                                                       =========  ========  ========  ============  ===========  =======


                                                          U.S.
                                                       Government   Securities    Fund
                                                       -----------  -----------  -------
                                                          1995         1994       1993
                                                       -----------  -----------  -------
Investment Income:
Dividends reinvested in fund shares                        41,763       29,066   24,746
                                                       -----------  -----------  -------

Expenses:
Mortality and expense risk charges                          1,931        1,716    2,054
Administrative charges                                        483          429      513
                                                       -----------  -----------  -------

   Total expenses                                           2,414        2,145    2,567
                                                       -----------  -----------  -------

   Investment income (loss), net                           39,349       26,921   22,179

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds             -        2,285    3,795
                                                       -----------  -----------  -------
Realized gains (losses) on sales of investments:
     Proceeds from sales                                    5,470      108,232    7,901
     Cost of investments sold                              (4,146)     (81,141)  (5,599)
                                                       -----------  -----------  -------

     Total realized gains (losses) on
      sales of investments, net                             1,324       27,091    2,302
                                                       -----------  -----------  -------

      Realized gains (losses) on investments, net           1,324       29,376    6,097


Net change in unrealized appreciation
(depreciation) on investments                              24,422      (93,645)  16,024
                                                       -----------  -----------  -------

Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net        25,746      (64,269)  22,121
                                                       -----------  -----------  -------

Net increase (decrease) in net assets from operations      65,095      (37,348)  44,300
                                                       ===========  ===========  =======


See accompanying notes to unaudited financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                             Financial Statements (cont.)

                                            Statements of Operations (cont.)

                             For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                                                                       Zero                        Zero
                                                      Utility    Equity      Fund     Coupon    Fund -    1995    Coupon
                                                     ---------  ---------  --------  --------  --------  -------  -------
                                                       1995       1994       1993      1995      1994     1993     1995
                                                     ---------  ---------  --------  --------  --------  -------  -------
Investment Income:
Dividends reinvested in fund shares                  $ 70,912     44,690    25,962    17,379    15,154   15,253   13,993
                                                     ---------  ---------  --------  --------  --------  -------  -------

Expenses:
Mortality and expense risk charges                      3,792      3,310     4,095       810       826      786    1,057
Administrative charges                                    948        827     1,024       202       206      197      264
                                                     ---------  ---------  --------  --------  --------  -------  -------

   Total expenses                                       4,740      4,137     5,119     1,012     1,032      983    1,321
                                                     ---------  ---------  --------  --------  --------  -------  -------

   Investment income (loss), net                       66,172     40,553    20,843    16,367    14,122   14,270   12,672

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds         -      7,958       138        86       625    3,220        -
                                                     ---------  ---------  --------  --------  --------  -------  -------
Realized gains (losses) on sales of investments:
     Proceeds from sales                               87,913    131,451   151,341    16,544     3,056    2,879    2,219
     Cost of investments sold                         (69,779)   (96,053)  (98,318)  (13,644)   (2,507)  (2,185)  (1,544)
                                                     ---------  ---------  --------  --------  --------  -------  -------

     Total realized gains (losses) on
      sales of investments, net                        18,134     35,398    53,023     2,900       549      694      675
                                                     ---------  ---------  --------  --------  --------  -------  -------

      Realized gains (losses) on investments, net      18,134     43,356    53,161     2,986     1,174    3,914      675

Net change in unrealized appreciation
(depreciation) on investments                          49,278   (301,798)   55,296    (9,108)  (17,883)  (6,236)  24,775
                                                     ---------  ---------  --------  --------  --------  -------  -------

   Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net    67,412   (258,442)  108,457    (6,122)  (16,709)  (2,322)  25,450
                                                     ---------  ---------  --------  --------  --------  -------  -------

Net increase (decrease) in net assets
   from operations                                   $133,584   (217,889)  129,300    10,245    (2,587)  11,948   38,122
                                                     =========  =========  ========  ========  ========  =======  =======



                                                      Fund -    2000
                                                     --------  -------
                                                       1994     1993
                                                     --------  -------
Investment Income:
Dividends reinvested in fund shares                   14,100   12,537
                                                     --------  -------

Expenses:
Mortality and expense risk charges                       918      949
Administrative charges                                   230      237
                                                     --------  -------

   Total expenses                                      1,148    1,186
                                                     --------  -------

   Investment income (loss), net                      12,952   11,351

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds    2,038      637
                                                     --------  -------
Realized gains (losses) on sales of investments:
     Proceeds from sales                              12,631    3,337
     Cost of investments sold                         (9,351)  (2,253)
                                                     --------  -------

     Total realized gains (losses) on
      sales of investments, net                        3,280    1,084
                                                     --------  -------

      Realized gains (losses) on investments, net      5,318    1,721

Net change in unrealized appreciation
(depreciation) on investments                        (40,008)  21,268
                                                     --------  -------

   Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net  (34,690)  22,989
                                                     --------  -------

Net increase (decrease) in net assets
   from operations                                   (21,738)  34,340
                                                     ========  =======


See accompanying notes to unaudited financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                 Financial Statements (cont.)

                                                Statements of Operations (cont.)

                                For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                                       Zero                         Zero
                                                      Coupon    Fund -     2005    Coupon    Fund -    2010    Global   Income
                                                     --------  --------  --------  -------  --------  -------  -------  -------
                                                       1995      1994      1993     1995      1994     1993     1995     1994
                                                     --------  --------  --------  -------  --------  -------  -------  -------
Investment Income:
Dividends reinvested in fund shares                  $12,928    11,417    12,406    3,109     7,253    5,501    2,871      491
                                                     --------  --------  --------  -------  --------  -------  -------  -------

Expenses:
Mortality and expense risk charges                     1,044       954     1,107      426       517      351      214       41
Administrative charges                                   261       238       277      106       129       88       53       10
                                                     --------  --------  --------  -------  --------  -------  -------  -------

   Total expenses                                      1,305     1,192     1,384      532       646      439      267       51
                                                     --------  --------  --------  -------  --------  -------  -------  -------

   Investment income (loss), net                      11,623    10,225    11,022    2,577     6,607    5,062    2,604      440

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds        -     3,569       138        -     3,560      224        -      204
                                                     --------  --------  --------  -------  --------  -------  -------  -------
Realized gains (losses) on sales of investments:
     Proceeds from sales                               2,962    73,922    22,857    1,139     2,552    1,443    1,784    2,141
     Cost of investments sold                         (1,950)  (51,264)  (15,159)    (994)   (2,417)  (1,053)  (1,757)  (2,005)
                                                     --------  --------  --------  -------  --------  -------  -------  -------

     Total realized gains (losses) on
      sales of investments, net                        1,012    22,658     7,698      145       135      390       27      136
                                                     --------  --------  --------  -------  --------  -------  -------  -------

      Realized gains (losses) on investments, net      1,012    26,227     7,836      145     3,695      614       27      340

Net change in unrealized appreciation
(depreciation) on investments                         36,402   (74,485)   37,406   16,690   (34,808)   7,103    1,975   (2,246)
                                                     --------  --------  --------  -------  --------  -------  -------  -------

   Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net   37,414   (48,258)   45,242   16,835   (31,113)   7,717    2,002   (1,906)
                                                     --------  --------  --------  -------  --------  -------  -------  -------

Net increase (decrease) in net assets
    from operations                                  $49,037   (38,033)   56,264   19,412   (24,506)  12,779    4,606   (1,466)
                                                     ========  ========  ========  =======  ========  =======  =======  =======



                                                      Fund
                                                     ------
                                                      1993
                                                     ------
Investment Income:
Dividends reinvested in fund shares                    798
                                                     ------

Expenses:
Mortality and expense risk charges                      75
Administrative charges                                  19
                                                     ------

   Total expenses                                       94
                                                     ------

   Investment income (loss), net                       704

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds    259
                                                     ------
Realized gains (losses) on sales of investments:
     Proceeds from sales                               253
     Cost of investments sold                         (241)
                                                     ------

     Total realized gains (losses) on
      sales of investments, net                         12
                                                     ------

      Realized gains (losses) on investments, net      271


Net change in unrealized appreciation
(depreciation) on investments                          874
                                                     ------

   Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net  1,145
                                                     ------

Net increase (decrease) in net assets
    from operations                                  1,849
                                                     ======


See accompanying notes to unaudited financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                Financial Statements (cont.)

                                               Statements of Operations (cont.)

                                For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                                       Investment    Grade                                         Adjustable
                                                      Intermediate    Bond   Fund    Income   Securities    Fund      U.S.
                                                     --------------  ------  -----  --------  -----------  ------  -----------
                                                          1995        1994   1993     1995       1994       1993      1995
                                                     --------------  ------  -----  --------  -----------  ------  -----------
Investment Income:
Dividends reinvested in fund shares                  $       3,949     223    195    19,772        2,402     813        1,373
                                                     --------------  ------  -----  --------  -----------  ------  -----------

Expenses:
Mortality and expense risk charges                             302      27     25       494          233      91           66
Administrative charges                                          75       7      6       123           58      23           17
                                                     --------------  ------  -----  --------  -----------  ------  -----------

   Total expenses                                              377      34     31       617          291     114           83
                                                     --------------  ------  -----  --------  -----------  ------  -----------

   Investment income (loss), net                             3,572     189    164    19,155        2,111     699        1,290

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds              -      36     32     1,592          367     118            -
                                                     --------------  ------  -----  --------  -----------  ------  -----------
Realized gains (losses) on sales of investments:
     Proceeds from sales                                     1,873      62     62    28,351          998     215        9,822
     Cost of investments sold                               (1,786)    (57)   (57)  (28,417)        (981)   (201)      (9,767)
                                                     --------------  ------  -----  --------  -----------  ------  -----------

     Total realized gains (losses) on
      sales of investments, net                                 87       5      5       (66)          17      14           55
                                                     --------------  ------  -----  --------  -----------  ------  -----------

      Realized gains (losses) on investments, net               87      41     37     1,526          384     132           55

Net change in unrealized appreciation
(depreciation) on investments                                1,117    (465)   234     9,225       (8,183)  1,934         (625)
                                                     --------------  ------  -----  --------  -----------  ------  -----------

   Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net          1,204    (424)   271    10,751       (7,799)  2,066         (570)
                                                     --------------  ------  -----  --------  -----------  ------  -----------

Net increase (decrease) in net assets
   from operations                                   $       4,776    (235)   435    29,906       (5,688)  2,765          720
                                                     ==============  ======  =====  ========  ===========  ======  ===========



                                                     Government   Fund
                                                     -----------  -----
                                                        1994      1993
                                                     -----------  -----
Investment Income:
Dividends reinvested in fund shares                         182    192
                                                     -----------  -----

Expenses:
Mortality and expense risk charges                           11     18
Administrative charges                                        3      5
                                                     -----------  -----

   Total expenses                                            14     23
                                                     -----------  -----

   Investment income (loss), net                            168    169

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds           -      -
                                                     -----------  -----
Realized gains (losses) on sales of investments:
     Proceeds from sales                                    755     62
     Cost of investments sold                              (745)   (60)
                                                     -----------  -----

     Total realized gains (losses) on
      sales of investments, net                              10      2
                                                     -----------  -----

      Realized gains (losses) on investments, net            10      2

Net change in unrealized appreciation
(depreciation) on investments                              (197)   (65)
                                                     -----------  -----

   Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net        (187)   (63)
                                                     -----------  -----

Net increase (decrease) in net assets
   from operations                                          (19)   106
                                                     ===========  =====


See accompanying notes to unaudited financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                 Financial Statements (cont.)

                                                Statements of Operations (cont.)

                                For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                                      Templeton                                                    Templeton
                                                       Pacific     Growth   Fund   Rising   Dividends    Fund    International
                                                     -----------  --------  -----  -------  ----------  -------  --------------
                                                        1995        1994    1993    1995       1994      1993         1995
                                                     -----------  --------  -----  -------  ----------  -------  --------------
Investment Income:
Dividends reinvested in fund shares                  $    4,502       316      -    1,695         586       99           6,289
                                                     -----------  --------  -----  -------  ----------  -------  --------------

Expenses:
Mortality and expense risk charges                          170       429     21      208          87       93             793
Administrative charges                                       42       107      5       52          22       23             198
                                                     -----------  --------  -----  -------  ----------  -------  --------------

   Total expenses                                           212       536     26      260         109      116             991
                                                     -----------  --------  -----  -------  ----------  -------  --------------

   Investment income (loss), net                          4,290      (220)   (26)   1,435         477      (17)          5,298

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds       1,872       672      -        -           -        -           7,792
                                                     -----------  --------  -----  -------  ----------  -------  --------------
Realized gains (losses) on sales of investments:
     Proceeds from sales                                 37,869    27,789     51    1,473         491      276          22,614
     Cost of investments sold                           (37,446)  (24,644)   (49)  (1,445)       (519)    (281)        (22,446)
                                                     -----------  --------  -----  -------  ----------  -------  --------------

     Total realized gains (losses) on
      sales of investments, net                             423     3,145      2       28         (28)      (5)            168
                                                     -----------  --------  -----  -------  ----------  -------  --------------

      Realized gains (losses) on investments, net         2,295     3,817      2       28         (28)      (5)          7,960

Net change in unrealized appreciation
(depreciation) on investments                              (181)  (13,674)   710    6,067      (2,508)  (2,210)          8,831
                                                     -----------  --------  -----  -------  ----------  -------  --------------

   Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net       2,114    (9,857)   712    6,095      (2,536)  (2,215)         16,791
                                                     -----------  --------  -----  -------  ----------  -------  --------------

Net increase (decrease) in net assets
   from operations                                   $    6,404   (10,077)   686    7,530      (2,059)  (2,232)         22,089
                                                     ===========  ========  =====  =======  ==========  =======  ==============



                                                     Equity   Fund
                                                     -------  ----
                                                      1994    1993
                                                     -------  ----
Investment Income:
Dividends reinvested in fund shares                      44      -
                                                     -------  ----

Expenses:
Mortality and expense risk charges                       48      -
Administrative charges                                   12      -
                                                     -------  ----

   Total expenses                                        60      -
                                                     -------  ----

   Investment income (loss), net                        (16)     -

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds      95      -
                                                     -------  ----
Realized gains (losses) on sales of investments:
     Proceeds from sales                                195      -
     Cost of investments sold                          (176)     -
                                                     -------  ----

     Total realized gains (losses) on
      sales of investments, net                          19      -
                                                     -------  ----

      Realized gains (losses) on investments, net       114      -

Net change in unrealized appreciation
(depreciation) on investments                          (156)     -
                                                     -------  ----

   Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net     (42)     -
                                                     -------  ----

Net increase (decrease) in net assets
   from operations                                      (58)     -
                                                     =======  ====


See accompanying notes to unaudited financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                          of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                              Financial Statements (cont.)

                                            Statements of Operations (cont.)

                            For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                                      Templeton   Developing        Templeton                 Templeton
                                                       Markets      Equity    Fund    Global    Growth  Fund    Asset
                                                     -----------  ----------  ----  ----------  ------  ----  ---------
                                                        1995         1994     1993     1995      1994   1993    1995
                                                     -----------  ----------  ----  ----------  ------  ----  ---------
Investment Income:
Dividends reinvested in fund shares                  $      562            -     -      1,137        -     -          -
                                                     -----------  ----------  ----  ----------  ------  ----  ---------

Expenses:
Mortality and expense risk charges                          301            -     -        505        -     -          -
Administrative charges                                       75            -     -        126        -     -          -
                                                     -----------  ----------  ----  ----------  ------  ----  ---------

   Total expenses                                           376            -     -        631        -     -          -
                                                     -----------  ----------  ----  ----------  ------  ----  ---------

   Investment income (loss), net                            186            -     -        506        -     -          -

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds         132            -     -          -        -     -          -
                                                     -----------  ----------  ----  ----------  ------  ----  ---------
Realized gains (losses) on sales of investments:
     Proceeds from sales                                 14,489            -     -     20,643        -     -          -
     Cost of investments sold                           (15,179)           -     -    (20,512)       -     -          -
                                                     -----------  ----------  ----  ----------  ------  ----  ---------

     Total realized gains (losses) on
      sales of investments, net                            (690)           -     -        131        -     -          -
                                                     -----------  ----------  ----  ----------  ------  ----  ---------

      Realized gains (losses) on investments, net          (558)           -     -        131        -     -          -

Net change in unrealized appreciation
(depreciation) on investments                             7,055            -     -     10,419        -     -          -
                                                     -----------  ----------  ----  ----------  ------  ----  ---------

   Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net       6,497            -     -     10,550        -     -          -
                                                     -----------  ----------  ----  ----------  ------  ----  ---------

Net increase (decrease) in net assets
   from operations                                   $    6,683            -     -     11,056        -     -          -
                                                     ===========  ==========  ====  ==========  ======  ====  =========


                                                       Global
                                                     Allocation  Fund
                                                     ----------  ----
                                                        1994     1993
                                                     ----------  ----
Investment Income:
Dividends reinvested in fund shares                           -     -
                                                     ----------  ----

Expenses:
Mortality and expense risk charges                            -     -
Administrative charges                                        -     -
                                                     ----------  ----

   Total expenses                                             -     -
                                                     ----------  ----

   Investment income (loss), net                              -     -

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds           -     -
                                                     ----------  ----
Realized gains (losses) on sales of investments:
     Proceeds from sales                                      -     -
     Cost of investments sold                                 -     -
                                                     ----------  ----

     Total realized gains (losses) on
      sales of investments, net                               -     -
                                                     ----------  ----

      Realized gains (losses) on investments, net             -     -

Net change in unrealized appreciation
(depreciation) on investments                                 -     -
                                                     ----------  ----

   Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net           -     -
                                                     ----------  ----

Net increase (decrease) in net assets
   from operations                                            -     -
                                                     ==========  ====


See accompanying notes to unaudited financial statements.


                           ALLIANZ LIFE VARIABLE ACCOUNT A
                                         of
                   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                             Financial Statements (cont.)

                           Statements of Operations (cont.)

           For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                                       Total        All       Funds
                                                     ----------  ---------  ---------
                                                        1995       1994       1993
                                                     ----------  ---------  ---------
Investment Income:
Dividends reinvested in fund shares                  $ 316,216    180,306    148,945
                                                     ----------  ---------  ---------

Expenses:
Mortality and expense risk charges                      21,326     15,460     17,019
Administrative charges                                   5,328      3,863      4,256
                                                     ----------  ---------  ---------

   Total expenses                                       26,654     19,323     21,275
                                                     ----------  ---------  ---------

   Investment income (loss), net                       289,562    160,983    127,670

Realized gains (losses) and unrealized
appreciation (depreciation) on investments:
Realized capital gain distributions
   on mutual funds                                      36,296     36,427      8,561
                                                     ----------  ---------  ---------
Realized gains (losses) on sales of investments:
     Proceeds from sales                               896,634    519,548    609,192
     Cost of investments sold                         (860,309)  (412,805)  (511,386)
                                                     ----------  ---------  ---------

     Total realized gains (losses) on
      sales of investments, net                         36,325    106,743     97,806
                                                     ----------  ---------  ---------

      Realized gains (losses) on investments, net       72,621    143,170    106,367

Net change in unrealized appreciation
(depreciation) on investments                          307,119   (743,017)   215,770
                                                     ----------  ---------  ---------

   Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net    379,740   (599,847)   322,137
                                                     ----------  ---------  ---------

Net increase (decrease) in net assets
   from operations                                   $ 669,302   (438,864)   449,807
                                                     ==========  =========  =========


See accompanying notes to unaudited financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                              Financial Statements (cont.)

                                           Statements of Changes in Net Assets

                             For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                                Money      Market     Fund    Growth and    Income     Fund     Precious
                                              ----------  --------  --------  -----------  --------  ---------  ---------
                                                 1995       1994      1993       1995        1994      1993       1995
                                              ----------  --------  --------  -----------  --------  ---------  ---------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $  17,002     3,781     3,483        6,999     1,467      3,220      1,345
Realized gains (losses) on investments, net           -         -         -       24,213    15,498     26,685      6,212
Net change in unrealized appreciation
(depreciation) on investments                         -         -         -       67,121   (46,728)    (9,396)    (4,167)
                                              ----------  --------  --------  -----------  --------  ---------  ---------

  Net increase (decrease) in net assets
      from operations                            17,002     3,781     3,483       98,333   (29,763)    20,509      3,390
                                              ----------  --------  --------  -----------  --------  ---------  ---------
Contract transactions:
Purchase payments                               819,388         -         -       95,573         -          -     12,326
Transfers between funds                        (630,037)  101,580    90,315       51,316    33,113    (16,026)    16,598
Surrenders and terminations                      (1,047)  (58,207)  (57,564)        (612)  (25,045)   (63,694)       (12)
Other transactions (note 2)                     (82,712)   (4,180)   (3,755)     (34,801)   (6,965)   (20,977)    (5,588)
                                              ----------  --------  --------  -----------  --------  ---------  ---------

  Net increase (decrease) in net assets
    resulting from contract transactions        105,592    39,193    28,996      111,476     1,103   (100,697)    23,324
                                              ----------  --------  --------  -----------  --------  ---------  ---------

Increase (decrease) in net assets               122,594    42,974    32,479      209,809   (28,660)   (80,188)    26,714
                                              ----------  --------  --------  -----------  --------  ---------  ---------

Net assets at beginning of period               530,565   308,920   358,105      625,982   629,549    725,302    201,295
                                              ----------  --------  --------  -----------  --------  ---------  ---------


Net assets at end of period                   $ 653,159   351,894   390,584      835,791   600,889    645,114    228,009
                                              ==========  ========  ========  ===========  ========  =========  =========


                                               Metals     Fund
                                              --------  --------
                                                1994      1993
                                              --------  --------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                     215       270
Realized gains (losses) on investments, net     1,489     1,338
Net change in unrealized appreciation
(depreciation) on investments                  (9,637)   43,838
                                              --------  --------

  Net increase (decrease) in net assets
      from operations                          (7,933)   45,446
                                              --------  --------
Contract transactions:
Purchase payments                                   -         -
Transfers between funds                         1,756   (61,075)
Surrenders and terminations                    (8,168)        -
Other transactions (note 2)                    (1,097)      450
                                              --------  --------

  Net increase (decrease) in net assets
    resulting from contract transactions       (7,509)  (60,625)
                                              --------  --------

Increase (decrease) in net assets             (15,442)  (15,179)
                                              --------  --------

Net assets at beginning of period             122,135   163,472
                                              --------  --------

Net assets at end of period                   106,693   148,293
                                              ========  ========


See accompanying notes to unaudited financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                 Financial Statements (cont.)

                                          Statements of Changes in Net Assets (cont.)

                                For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                                                                     Real                             U.S.
                                                 High        Income       Fund      Estate   Securities    Fund    Government
                                              -----------  ----------  ----------  --------  -----------  -------  -----------
                                                 1995         1994        1993       1995       1994       1993       1995
                                              -----------  ----------  ----------  --------  -----------  -------  -----------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $   73,840      40,602      33,929     3,280          389      348       39,349
Realized gains (losses) on investments, net        4,410      10,682       1,913     1,959        1,677    2,649        1,324
Net change in unrealized appreciation
(depreciation) on investments                     58,580     (96,383)     45,346      (757)        (213)   3,644       24,422
                                              -----------  ----------  ----------  --------  -----------  -------  -----------

  Net increase (decrease) in net assets
      from operations                            136,830     (45,099)     81,188     4,482        1,853    6,641       65,095
                                              -----------  ----------  ----------  --------  -----------  -------  -----------
Contract transactions:
Purchase payments                                 20,643           -           -    27,464            -        -       11,226
Transfers between funds                            6,493     (14,156)      7,109    16,881       (3,089)  (8,572)      10,546
Surrenders and terminations                      (14,248)    (11,586)          -    (1,097)           -        -            -
Other transactions (note 2)                      (14,802)    (12,070)     (4,752)   (9,728)        (583)   1,591       (8,569)
                                              -----------  ----------  ----------  --------  -----------  -------  -----------

Net increase (decrease) in net assets
    resulting from contract transactions          (1,914)    (37,812)      2,357    33,520       (3,672)  (6,981)      13,203
                                              -----------  ----------  ----------  --------  -----------  -------  -----------

Increase (decrease) in net assets                134,916     (82,911)     83,545    38,002       (1,819)    (340)      78,298
                                              -----------  ----------  ----------  --------  -----------  -------  -----------

Net assets at beginning of period              1,046,519   1,107,418     975,210    78,309       57,318   51,275      534,051
                                              -----------  ----------  ----------  --------  -----------  -------  -----------

Net assets at end of period                   $1,181,435   1,024,507   1,058,755   116,311       55,499   50,935      612,349
                                              ===========  ==========  ==========  ========  ===========  =======  ===========


                                              Securities     Fund
                                              -----------  --------
                                                 1994        1993
                                              -----------  --------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                     26,921    22,179
Realized gains (losses) on investments, net       29,376     6,097
Net change in unrealized appreciation
(depreciation) on investments                    (93,645)   16,024
                                              -----------  --------

  Net increase (decrease) in net assets
      from operations                            (37,348)   44,300
                                              -----------  --------
Contract transactions:
Purchase payments                                      -         -
Transfers between funds                         (100,921)        -
Surrenders and terminations                            -         -
Other transactions (note 2)                       (5,110)   (5,401)
                                              -----------  --------

Net increase (decrease) in net assets
    resulting from contract transactions        (106,031)   (5,401)
                                              -----------  --------

Increase (decrease) in net assets               (143,379)   38,899
                                              -----------  --------

Net assets at beginning of period                686,329   646,356
                                              -----------  --------

Net assets at end of period                      542,950   685,255
                                              ===========  ========


See accompanying notes to unaudited financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                               Financial Statements (cont.)

                                       Statements of Changes in Net Assets (cont.)

                             For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                                                                     Zero                          Zero
                                                Utility      Equity       Fund      Coupon    Fund -     1995     Coupon
                                              -----------  ----------  ----------  --------  --------  --------  --------
                                                 1995         1994        1993       1995      1994      1993      1995
                                              -----------  ----------  ----------  --------  --------  --------  --------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $   66,172      40,553      20,843    16,367    14,122    14,270    12,672
Realized gains (losses) on investments, net       18,134      43,356      53,161     2,986     1,174     3,914       675
Net change in unrealized appreciation
(depreciation) on investments                     49,278    (301,798)     55,296    (9,108)  (17,883)   (6,236)   24,775
                                              -----------  ----------  ----------  --------  --------  --------  --------

  Net increase (decrease) in net assets
      from operations                            133,584    (217,889)    129,300    10,245    (2,587)   11,948    38,122
                                              -----------  ----------  ----------  --------  --------  --------  --------
Contract transactions:
Purchase payments                                 52,759           -           -         -         -         -         -
Transfers between funds                           75,953     (67,462)    (43,517)  (14,684)        -         -         -
Surrenders and terminations                      (23,762)    (20,472)    (91,319)        -         -         -         -
Other transactions (note 2)                      (38,534)    (11,521)    (11,405)   (1,860)   (2,054)   (1,878)   (2,219)
                                              -----------  ----------  ----------  --------  --------  --------  --------

  Net increase (decrease) in net assets
    resulting from contract transactions          66,416     (99,455)   (146,241)  (16,544)   (2,054)   (1,878)   (2,219)
                                              -----------  ----------  ----------  --------  --------  --------  --------

Increase (decrease) in net assets                200,000    (317,344)    (16,941)   (6,299)   (4,641)   10,070    35,903
                                              -----------  ----------  ----------  --------  --------  --------  --------

Net assets at beginning of period              1,074,173   1,351,721   1,353,865   255,331   258,760   245,536   286,240
                                              -----------  ----------  ----------  --------  --------  --------  --------

Net assets at end of period                   $1,274,173   1,034,377   1,336,924   249,032   254,119   255,606   322,143
                                              ===========  ==========  ==========  ========  ========  ========  ========


                                               Fund -     2000
                                              --------  --------
                                                1994      1993
                                              --------  --------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                  12,952    11,351
Realized gains (losses) on investments, net     5,318     1,721
Net change in unrealized appreciation
(depreciation) on investments                 (40,008)   21,268
                                              --------  --------

  Net increase (decrease) in net assets
      from operations                         (21,738)   34,340
                                              --------  --------
Contract transactions:
Purchase payments                                   -         -
Transfers between funds                             -         -
Surrenders and terminations                    (7,535)        -
Other transactions (note 2)                    (3,897)   (2,238)
                                              --------  --------

  Net increase (decrease) in net assets
    resulting from contract transactions      (11,432)   (2,238)
                                              --------  --------

Increase (decrease) in net assets             (33,170)   32,102
                                              --------  --------

Net assets at beginning of period             323,131   283,774
                                              --------  --------

Net assets at end of period                   289,961   315,876
                                              ========  ========


See accompanying notes to unaudited financial statements.


                                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                                            of
                                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                Financial Statements (cont.)

                                         Statements of Changes in Net Assets (cont.)

                              For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                                Zero                            Zero
                                               Coupon     Fund -      2005     Coupon    Fund -    2010    Global   Income
                                              ---------  ---------  --------  --------  --------  -------  -------  -------
                                                1995       1994       1993      1995      1994     1993     1995     1994
                                              ---------  ---------  --------  --------  --------  -------  -------  -------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $ 11,623     10,225    11,022     2,577     6,607    5,062    2,604      440
Realized gains (losses) on investments, net      1,012     26,227     7,836       145     3,695      614       27      340
Net change in unrealized appreciation
(depreciation) on investments                   36,402    (74,485)   37,406    16,690   (34,808)   7,103    1,975   (2,246)
                                              ---------  ---------  --------  --------  --------  -------  -------  -------

  Net increase (decrease) in net assets
      from operations                           49,037    (38,033)   56,264    19,412   (24,506)  12,779    4,606   (1,466)
                                              ---------  ---------  --------  --------  --------  -------  -------  -------
Contract transactions:
Purchase payments                                    -          -         -         -         -        -   20,542        -
Transfers between funds                              -    (41,224)        -         -         -        -   18,320   (1,867)
Surrenders and terminations                          -    (28,826)        -         -         -        -      (10)       -
Other transactions (note 2)                     (2,962)    (2,674)  (11,856)   (1,140)   (1,853)  (1,043)  (8,518)    (175)
                                              ---------  ---------  --------  --------  --------  -------  -------  -------

  Net increase (decrease) in net assets
    resulting from contract transactions        (2,962)   (72,724)  (11,856)   (1,140)   (1,853)  (1,043)  30,334   (2,042)
                                              ---------  ---------  --------  --------  --------  -------  -------  -------

Increase (decrease) in net assets               46,075   (110,757)   44,408    18,272   (26,359)  11,736   34,940   (3,508)
                                              ---------  ---------  --------  --------  --------  -------  -------  -------

Net assets at beginning of period              261,513    372,147   335,065    83,178   183,310   78,869   42,818   21,976
                                              ---------  ---------  --------  --------  --------  -------  -------  -------

 Net assets at end of period                  $307,588    261,390   379,473   101,450   156,951   90,605   77,758   18,468
                                              =========  =========  ========  ========  ========  =======  =======  =======


                                               Fund
                                              -------
                                               1993
                                              -------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                    704
Realized gains (losses) on investments, net      271
Net change in unrealized appreciation
(depreciation) on investments                    874
                                              -------

  Net increase (decrease) in net assets
      from operations                          1,849
                                              -------
Contract transactions:
Purchase payments                                  -
Transfers between funds                            -
Surrenders and terminations                        -
Other transactions (note 2)                     (237)
                                              -------

  Net increase (decrease) in net assets
    resulting from contract transactions        (237)
                                              -------

Increase (decrease) in net assets              1,612
                                              -------

Net assets at beginning of period             19,280
                                              -------

 Net assets at end of period                  20,892
                                              =======


See accompanying notes to unaudited financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT A
                                                            of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                Financial Statements (cont.)

                                       Statements of Changes in Net Assets (cont.)

                              For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                                Investment     Grade                                           Adjustable
                                               Intermediate    Bond     Fund    Income   Securities    Fund       U.S.
                                              --------------  -------  ------  --------  -----------  -------  -----------
                                                   1995        1994     1993     1995       1994       1993       1995
                                              --------------  -------  ------  --------  -----------  -------  -----------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $       3,572      189     164    19,155        2,111      699        1,290
Realized gains (losses) on investments, net              87       41      37     1,526          384      132           55
Net change in unrealized appreciation
(depreciation) on investments                         1,117     (465)    234     9,225       (8,183)   1,934         (625)
                                              --------------  -------  ------  --------  -----------  -------  -----------

  Net increase (decrease) in net assets
      from operations                                 4,776     (235)    435    29,906       (5,688)   2,765          720
                                              --------------  -------  ------  --------  -----------  -------  -----------
Contract transactions:
Purchase payments                                     5,488        -       -    93,440            -        -        6,220
Transfers between funds                               6,688   32,187       -   111,496       51,497   12,979        9,338
Surrenders and terminations                            (520)       -       -      (626)           -        -            -
Other transactions (note 2)                          (3,497)     (62)    (62)  (50,932)        (696)    (217)      (3,107)
                                              --------------  -------  ------  --------  -----------  -------  -----------

  Net increase (decrease) in net assets
    resulting from contract transactions              8,159   32,125     (62)  153,378       50,801   12,762       12,451
                                              --------------  -------  ------  --------  -----------  -------  -----------

Increase (decrease) in net assets                    12,935   31,890     373   183,284       45,113   15,527       13,171
                                              --------------  -------  ------  --------  -----------  -------  -----------

Net assets at beginning of period                    83,891    8,158   7,652   170,404       36,655   23,648        7,427
                                              --------------  -------  ------  --------  -----------  -------  -----------

Net assets at end of period                   $      96,826   40,048   8,025   353,688       81,768   39,175       20,598
                                              ==============  =======  ======  ========  ===========  =======  ===========


                                              Government    Fund
                                              -----------  ------
                                                 1994       1993
                                              -----------  ------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                        168     169
Realized gains (losses) on investments, net           10       2
Net change in unrealized appreciation
(depreciation) on investments                       (197)    (65)
                                              -----------  ------

  Net increase (decrease) in net assets
      from operations                                (19)    106
                                              -----------  ------
Contract transactions:
Purchase payments                                      -       -
Transfers between funds                             (726)      -
Surrenders and terminations                            -       -
Other transactions (note 2)                          (27)    (61)
                                              -----------  ------

  Net increase (decrease) in net assets
    resulting from contract transactions            (753)    (61)
                                              -----------  ------

Increase (decrease) in net assets                   (772)     45
                                              -----------  ------

Net assets at beginning of period                  4,622   4,577
                                              -----------  ------

Net assets at end of period                        3,850   4,622
                                              ===========  ======


See accompanying notes to unaudited financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT A
                                                               of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                  Financial Statements (cont.)

                                          Statements of Changes in Net Assets (cont.)

                                 For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                               Templeton                                                    Templeton
                                                Pacific     Growth    Fund   Rising  Dividends    Fund    International  Equity
                                              -----------  --------  ------  ------  ----------  -------  -------------  -------
                                                 1995        1994     1993    1995      1994      1993        1995        1994
                                              -----------  --------  ------  ------  ----------  -------  -------------  -------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $    4,290      (220)    (26)   1,435        477      (17)          5,298     (16)
Realized gains (losses) on investments, net        2,295     3,817       2       28        (28)      (5)          7,960     114
Net change in unrealized appreciation
(depreciation) on investments                       (181)  (13,674)    710    6,067     (2,508)  (2,210)          8,831    (156)
                                              -----------  --------  ------  ------  ----------  -------  -------------  -------

  Net increase (decrease) in net assets
      from operations                              6,404   (10,077)    686    7,530     (2,059)  (2,232)         22,089     (58)
                                              -----------  --------  ------  ------  ----------  -------  -------------  -------
Contract transactions:
Purchase payments                                 68,386         -       -    3,048          -        -          10,551       -
Transfers between funds                           55,137     1,351       -   12,343      4,000   18,787         136,295   3,961
Surrenders and terminations                       (3,067)        -       -        -          -        -               -       -
Other transactions (note 2)                      (57,332)   20,515     (51)  12,522       (293)    (276)         69,200    (196)
                                              -----------  --------  ------  ------  ----------  -------  -------------  -------

  Net increase (decrease) in net assets
    resulting from contract transactions          63,124    21,866     (51)  27,913      3,707   18,511         216,046   3,765
                                              -----------  --------  ------  ------  ----------  -------  -------------  -------

Increase (decrease) in net assets                 69,528    11,789     635   35,443      1,648   16,279         238,135   3,707
                                              -----------  --------  ------  ------  ----------  -------  -------------  -------

Net assets at beginning of period                164,784   142,972   5,750   44,527     37,377   20,717         141,293  16,931
                                              -----------  --------  ------  ------  ----------  -------  -------------  -------

Net assets at end of period                   $  234,312   154,761   6,385   79,970     39,025   36,996         379,428  20,638
                                              ===========  ========  ======  ======  ==========  =======  =============  =======


                                              Fund
                                              ----
                                              1993
                                              ----

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                    -
Realized gains (losses) on investments, net      -
Net change in unrealized appreciation
(depreciation) on investments                    -
                                              ----

  Net increase (decrease) in net assets
      from operations                            -
                                              ----
Contract transactions:
Purchase payments                                -
Transfers between funds                          -
Surrenders and terminations                      -
Other transactions (note 2)                      -
                                              ----

  Net increase (decrease) in net assets
    resulting from contract transactions         -
                                              ----

Increase (decrease) in net assets                -
                                              ----

Net assets at beginning of period                -
                                              ----

Net assets at end of period                      -
                                              ====


See accompanying notes to unaudited financial statements.


                                                 ALLIANZ LIFE VARIABLE ACCOUNT A
                                                                of
                                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                  Financial Statements (cont.)

                                            Statements of Changes in Net Assets (cont.)

                                  For the periods ended June 30, 1995, 1994 and 1993 (unaudited)

                                               Templeton   Developing        Templeton                 Templeton    Global
                                                Markets      Equity    Fund    Global    Growth  Fund    Asset    Allocation  Fund
                                              -----------  ----------  ----  ----------  ------  ----  ---------  ----------  ----
                                                 1995         1994     1993     1995      1994   1993    1995        1994     1993
                                              -----------  ----------  ----  ----------  ------  ----  ---------  ----------  ----

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $      186            -     -        506        -     -          -           -     -
Realized gains (losses) on investments, net         (558)           -     -        131        -     -          -           -     -
Net change in unrealized appreciation
(depreciation) on investments                      7,055            -     -     10,419        -     -          -           -     -
                                              -----------  ----------  ----  ----------  ------  ----  ---------  ----------  ----

  Net increase (decrease) in net assets
      from operations                              6,683            -     -     11,056        -     -          -           -     -
                                              -----------  ----------  ----  ----------  ------  ----  ---------  ----------  ----
Contract transactions:
Purchase payments                                 74,168            -     -    103,952        -     -          -           -     -
Transfers between funds                           42,293            -     -     68,625        -     -          -           -     -
Surrenders and terminations                         (718)           -     -       (157)       -     -          -           -     -
Other transactions (note 2)                      (27,667)           -     -    (37,037)       -     -          -           -     -
                                              -----------  ----------  ----  ----------  ------  ----  ---------  ----------  ----

  Net increase (decrease) in net assets
    resulting from contract transactions          88,076            -     -    135,383        -     -          -           -     -
                                              -----------  ----------  ----  ----------  ------  ----  ---------  ----------  ----

Increase (decrease) in net assets                 94,759            -     -    146,439        -     -          -           -     -
                                              -----------  ----------  ----  ----------  ------  ----  ---------  ----------  ----

Net assets at beginning of period                 55,951            -     -     66,760        -     -          -           -     -
                                              -----------  ----------  ----  ----------  ------  ----  ---------  ----------  ----

Net assets at end of period                   $  150,710            -     -    213,199        -     -          -           -     -
                                              ===========  ==========  ====  ==========  ======  ====  =========  ==========  ====


See accompanying notes to unaudited financial statements.


                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       of
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                           Financial Statements (cont.)

                    Statements of Changes in Net Assets (cont.)

         For the periods ended June 30, 1995, 1994 and 1993 (unaudited)


                                                 Total        All        Funds
                                              -----------  ----------  ----------
                                                 1995         1994        1993
                                              -----------  ----------  ----------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $  289,562     160,983     127,670
Realized gains (losses) on investments, net       72,621     143,170     106,367
Net change in unrealized appreciation
(depreciation) on investments                    307,119    (743,017)    215,770
                                              -----------  ----------  ----------

  Net increase (decrease) in net assets
      from operations                            669,302    (438,864)    449,807
                                              -----------  ----------  ----------
Contract transactions:
Purchase payments                              1,425,174           -           -
Transfers between funds                           (6,399)          -           -
Surrenders and terminations                      (45,876)   (159,839)   (212,577)
Other transactions (note 2)                     (309,283)    (32,938)    (62,168)
                                              -----------  ----------  ----------

  Net increase (decrease) in net assets
    resulting from contract transactions       1,063,616    (192,777)   (274,745)
                                              -----------  ----------  ----------

Increase (decrease) in net assets              1,732,918    (631,641)    175,062
                                              -----------  ----------  ----------

Net assets at beginning of period              5,755,011   5,669,429   5,298,453
                                              -----------  ----------  ----------

Net assets at end of period                   $7,487,929   5,037,788   5,473,515
                                              ===========  ==========  ==========

See accompanying notes to unaudited financial statements.

                       ALLIANZ LIFE VARIABLE ACCOUNT A

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                         Notes to Financial Statements

                           June 30, 1995 (unaudited)


1.     ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the policyowner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2.     SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method.

Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Templeton Developing Markets Equity Fund, Templeton Global Growth Fund and fixed rate General Account were added as available investment options on July 1, 1994. The Templeton Global Asset Allocation Fund was added as an available investment option on May 1, 1995.

In  April  1995,  the Equity Growth Fund name was changed to Growth and Income
Fund.

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the periods ended June 30, 1995, 1994 and 1993 were $231,690, $26,195 and $24,053, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, against each policy for the first ten policy years by liquidating units.
The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the periods ended June 30, 1995, 1994 and 1993 were $22,683, $27,567 and $22,436, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes and $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, the charge is $5 per month after the first policy year. If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total policy charges paid by the policy owners for the period ended June 30, 1995 were $115,463.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. Prior to May 1, 1992, only five free transfers were permitted each year, with additional transfers costing $15 per transfer. No transfer charges were paid by the policy owners during the periods ended June 30, 1995, 1994 and 1993, respectively.
Transfers to the fixed rate General Account were $6,399 during the period ended June 30, 1995.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the unaudited financial statements as other transactions.

3.     INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the period ended June 30, 1995:

Money Market Fund                         $639,426
Growth and Income Fund                     154,032
Precious Metals Fund                       103,387
High Income Fund                           102,599
Real Estate Securities Fund                 49,436
U.S. Government Securities Fund             60,220
Utility Equity Fund                        225,553
Zero Coupon Fund - 1995                     17,464
Zero Coupon Fund - 2000                     13,993
Zero Coupon Fund - 2005                     12,928
Zero Coupon Fund - 2010                      3,109
Global Income Fund                          35,059
Investment Grade Intermediate Bond Fund     13,974
Income Securities Fund                     207,610
Adjustable U.S. Government Fund             23,645
Templeton Pacific Growth Fund              108,474
Rising Dividends Fund                       30,660
Templeton International Equity Fund        253,070
Templeton Developing Markets Equity Fund    99,890
Templeton Global Growth Fund               157,348

4.     FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


5.     CONTRACT TRANSACTIONS - UNIT ACTIVITY
Transactions  in units for each fund for the period ended June 30, 1995 and the years ended December 31, 1994 and 1993, were as follows:

                                                                                           Real         U.S.
                                           Money    Growth and   Precious      High       Estate     Government    Utility
                                          Market      Income      Metals      Income    Securities   Securities     Equity
                                           Fund        Fund        Fund        Fund        Fund         Fund         Fund
                                         ---------  -----------  ---------  ----------  -----------  -----------  ----------
Units outstanding at December 31, 1992     26,464       36,756     16,401      65,825        3,450       39,596      72,790
Contract transactions:
Transfers between funds                     1,266       (4,296)    (8,477)        (59)        (272)        (451)       (998)
Surrenders and terminations                (4,833)      (3,404)         -           -            -            -      (4,617)
Other transactions                           (467)          84          9        (701)          87         (533)       (934)
                                         ---------  -----------  ---------  ----------  -----------  -----------  ----------
Net increase (decrease) in units
resulting from contract transactions       (4,034)      (7,616)    (8,468)       (760)        (185)        (984)     (6,549)
                                         ---------  -----------  ---------  ----------  -----------  -----------  ----------

Units outstanding at December 31, 1993     22,430       29,140      7,933      65,065        3,265       38,612      66,241
                                         =========  ===========  =========  ==========  ===========  ===========  ==========

Accumulation unit value per unit
at December 31, 1993                     $ 13.373       21.604     15.396      17.020       17.556       17.775      20.406
                                         =========  ===========  =========  ==========  ===========  ===========  ==========

Contract transactions:
Purchase payments                          59,285          751         67         265          419           62         654
Transfers between funds                   (31,325)       4,606      6,162        (637)         861       (6,440)     (3,468)
Surrenders and terminations                (7,250)      (2,364)      (578)       (869)           -            -      (1,253)
Other transactions                         (5,759)      (2,338)      (143)       (444)        (177)        (520)     (2,205)
                                         ---------  -----------  ---------  ----------  -----------  -----------  ----------

Net increase (decrease) in units
resulting from contract transactions       14,951          655      5,508      (1,685)       1,103       (6,898)     (6,272)
                                         ---------  -----------  ---------  ----------  -----------  -----------  ----------

Units outstanding at December 31, 1994     37,381       29,795     13,441      63,380        4,368       31,714      59,969
                                         =========  ===========  =========  ==========  ===========  ===========  ==========

Accumulation unit value per unit
at December 31, 1994                     $ 14.194       21.010     14.977      16.512       17.928       16.840      17.912
                                         =========  ===========  =========  ==========  ===========  ===========  ==========

Contract transactions (unaudited):
Purchase payments                          57,105        4,182        843       1,196        1,565          623       2,763
Transfers between funds                   (43,756)       2,245      1,231         372          961          592       3,951
Surrenders and terminations                   (73)         (27)        (1)       (768)         (62)           -      (1,317)
Other transactions                         (5,763)      (1,522)      (379)       (827)        (583)        (473)     (2,020)
                                         ---------  -----------  ---------  ----------  -----------  -----------  ----------
Net increase (decrease) in units
resulting from contract transactions        7,513        4,878      1,694         (27)       1,881          742       3,377
                                         ---------  -----------  ---------  ----------  -----------  -----------  ----------

Units outstanding at
June 30, 1995 (unaudited)                  44,894       34,673     15,135      63,353        6,249       32,456      63,346
                                         =========  ===========  =========  ==========  ===========  ===========  ==========

Accumulation unit value per unit
at June 30, 1995 (unaudited)             $ 14.549       24.105     15.065      18.648       18.615       18.867      20.114
                                         =========  ===========  =========  ==========  ===========  ===========  ==========

Accumulation net assets at
June 30, 1995 (unaudited)                $653,159      835,791    228,009   1,181,435      116,311      612,349   1,274,173
                                         =========  ===========  =========  ==========  ===========  ===========  ==========


                                           Zero      Zero      Zero      Zero
                                          Coupon    Coupon    Coupon    Coupon
                                          Fund -    Fund -    Fund -    Fund -
                                           1995      2000      2005      2010
                                         --------  --------  --------  --------
Units outstanding at December 31, 1992    14,686    15,439    17,524     3,968
Contract transactions:
Transfers between funds                        -         -    (1,326)    3,524
Surrenders and terminations                    -         -         -         -
Other transactions                          (175)     (190)     (156)      (84)
                                         --------  --------  --------  --------


Net increase (decrease) in units
resulting from contract transactions        (175)     (190)   (1,482)    3,440
                                         --------  --------  --------  --------

Units outstanding at December 31, 1993    14,511    15,249    16,042     7,408
                                         ========  ========  ========  ========

Accumulation unit value per unit
at December 31, 1993                      17.832    21.191    23.198    24.745
                                         ========  ========  ========  ========

Contract transactions:
Purchase payments                              -         -         -         -
Transfers between funds                        -         -    (1,953)   (3,442)
Surrenders and terminations                    -      (379)   (1,348)        -
Other transactions                          (186)     (276)     (182)     (162)
                                         --------  --------  --------  --------
Net increase (decrease) in units
resulting from contract transactions        (186)     (655)   (3,483)   (3,604)
                                         --------  --------  --------  --------

Units outstanding at December 31, 1994    14,325    14,594    12,559     3,804
                                         ========  ========  ========  ========

Accumulation unit value per unit
at December 31, 1994                      17.823    19.614    20.821    21.866
                                         ========  ========  ========  ========

Contract transactions (unaudited):
Purchase payments                              -         -         -         -
Transfers between funds                     (798)        -         -         -
Surrenders and terminations                    -         -         -         -
Other transactions                          (101)     (103)     (125)      (45)
                                         --------  --------  --------  --------
Net increase (decrease) in units
resulting from contract transactions        (899)     (103)     (125)      (45)
                                         --------  --------  --------  --------

Units outstanding at
June 30, 1995 (unaudited)                 13,426    14,491    12,434     3,759
                                         ========  ========  ========  ========

Accumulation unit value per unit
at June 30, 1995 (unaudited)              18.547    22.230    24.723    26.986
                                         ========  ========  ========  ========



Accumulation net assets at
June 30, 1995 (unaudited)                249,032   322,143   307,588   101,450
                                         ========  ========  ========  ========



5.     CONTRACT TRANSACTIONS - UNIT ACTIVITY (CONT.)


                                                  Investment                 Adjustable   Templeton                 Templeton
                                        Global       Grade        Income        U.S.       Pacific      Rising    International
                                        Income   Intermediate   Securities   Government     Growth    Dividends       Equity
                                         Fund      Bond Fund       Fund         Fund         Fund        Fund          Fund
                                       --------  -------------  -----------  -----------  ----------  ----------  --------------
 Units outstanding at
December 31, 1992                        1,562            588        1,598          410         586       1,899               -
Contract transactions:
Transfers between funds                      -              -          527            -       9,382       1,714           1,375
Surrenders and terminations                  -              -            -            -           -           -               -
Other transactions                         (25)            (6)         (21)          (7)        (44)        (37)             (7)
                                       --------  -------------  -----------  -----------  ----------  ----------  --------------
Net increase (decrease) in units
resulting from contract transactions       (25)            (6)         506           (7)      9,338       1,677           1,368
                                       --------  -------------  -----------  -----------  ----------  ----------  --------------

Units outstanding at
December 31, 1993                        1,537            582        2,104          403       9,924       3,576           1,368
                                       ========  =============  ===========  ===========  ==========  ==========  ==============

Accumulation unit value per unit
at December 31, 1993                   $14.297         14.017       17.423       11.481      14.407      10.453          12.375
                                       ========  =============  ===========  ===========  ==========  ==========  ==============

Contract transactions:
Purchase payments                          133            100        1,334          495         998         418           2,526
Transfers between funds                  1,607          5,385        9,100         (213)      6,850         601           8,168
Surrenders and terminations                  -              -            -            -           -           -               -
Other transactions                        (102)           (65)      (2,024)         (31)     (5,137)       (121)           (659)
                                       --------  -------------  -----------  -----------  ----------  ----------  --------------
Net increase (decrease) in units
resulting from contract transactions     1,638          5,420        8,410          251       2,711         898          10,035
                                       --------  -------------  -----------  -----------  ----------  ----------  --------------


Units outstanding at
December 31, 1994                        3,175          6,002       10,514          654      12,635       4,474          11,403
                                       ========  =============  ===========  ===========  ==========  ==========  ==============

Accumulation unit value per unit
at December 31, 1994                   $13.483         13.978       16.208       11.374      13.042       9.952          12.390
                                       ========  =============  ===========  ===========  ==========  ==========  ==============

Contract transactions (unaudited):
Purchase payments                        1,470            381        5,472          531       5,319         284             851
Transfers between funds                  1,325            465        6,596          822       4,344       1,171          10,797
Surrenders and terminations                 (1)           (36)         (37)           -        (233)          -               -
Other transactions                        (611)          (243)      (3,001)        (284)     (4,452)      1,161           5,494
                                       --------  -------------  -----------  -----------  ----------  ----------  --------------
Net increase (decrease) in units
resulting from contract transactions     2,183            567        9,030        1,069       4,978       2,616          17,142
                                       --------  -------------  -----------  -----------  ----------  ----------  --------------

Units outstanding at
June 30, 1995 (unaudited)                5,358          6,569       19,544        1,723      17,613       7,090          28,545
                                       ========  =============  ===========  ===========  ==========  ==========  ==============

Accumulation unit value per unit
at June 30, 1995 (unaudited)           $14.512         14.739       18.097       11.961      13.303      11.279          13.292
                                       ========  =============  ===========  ===========  ==========  ==========  ==============

Accumulation net assets at
June 30, 1995 (unaudited)              $77,758         96,826      353,688       20,598     234,312      79,970         379,428
                                       ========  =============  ===========  ===========  ==========  ==========  ==============


                                        Templeton               Templeton
                                       Developing   Templeton     Global
                                         Markets      Global      Asset       Total
                                         Equity       Growth    Allocation     All
                                          Fund         Fund        Fund       Funds
                                       -----------  ----------  ----------  ----------
 Units outstanding at
December 31, 1992                               -           -            -    319,542
Contract transactions:
Transfers between funds                         -           -            -      1,909
Surrenders and terminations                     -           -            -    (12,854)
Other transactions                              -           -            -     (3,207)
                                       -----------  ----------  ----------  ----------
Net increase (decrease) in units
resulting from contract transactions            -           -            -    (14,152)
                                       -----------  ----------  ----------  ----------

Units outstanding at
December 31, 1993                               -           -            -    305,390
                                       ===========  ==========  ==========  ==========

Accumulation unit value per unit
at December 31, 1993                            -           -            -
                                       ===========  ==========  ==========

Contract transactions:
Purchase payments                           2,054       2,721            -     72,282
Transfers between funds                     4,590       4,585            -      5,037
Surrenders and terminations                     -           -            -    (14,041)
Other transactions                           (545)       (558)           -    (21,634)
                                       -----------  ----------  ----------  ----------
Net increase (decrease) in units
resulting from contract transactions        6,099       6,748            -     41,644
                                       -----------  ----------  ----------  ----------

Units outstanding at
December 31, 1994                           6,099       6,748            -    347,034
                                       ===========  ==========  ==========  ==========

Accumulation unit value per unit
at December 31, 1994                        9.173       9.894            -
                                       ===========  ==========  ==========

Contract transactions (unaudited):
Purchase payments                           8,270      10,271            -    101,126
Transfers between funds                     4,795       6,839            -      1,952
Surrenders and terminations                   (79)        (16)           -     (2,650)
Other transactions                         (3,088)     (3,657)           -    (20,622)
                                       -----------  ----------  ----------  ----------
Net increase (decrease) in units
resulting from contract transactions        9,898      13,437            -     79,806
                                       -----------  ----------  ----------  ----------

Units outstanding at
June 30, 1995 (unaudited)                  15,997      20,185            -    426,840
                                       ===========  ==========  ==========  ==========

Accumulation unit value per unit
at June 30, 1995 (unaudited)                9.421      10.562       10.107
                                       ===========  ==========  ==========

Accumulation net assets at
June 30, 1995 (unaudited)                 150,710     213,199            -  7,487,929
                                       ===========  ==========  ==========  ==========

                       ALLIANZ LIFE VARIABLE ACCOUNT A

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                             Financial Statements


                              December 31, 1994

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEPENDENT AUDITORS' REPORT

The Board of Directors of Allianz Life Insurance Company of North America and Policyholders of Allianz Life Variable Account A:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 1994, and the related statements of operations and changes in net assets for each of the years in the three-year period ended December 31, 1994. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 1994, and the results of their operations and the changes in their net assets for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles.



                                                KPMG Peat Marwick LLP


Minneapolis, Minnesota
January 20, 1995


                                      ALLIANZ LIFE VARIABLE ACCOUNT A
                                                     of
                              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                          Financial Statements

                                    Statements of Assets and Liabilities

                                             December 31, 1994

                                                                                          U.S.
                                   Money    Equity   Precious    High     Real Estate  Government   Utility
                                   Market   Growth    Metals    Income    Securities   Securities   Equity
                                    Fund     Fund      Fund      Fund        Fund         Fund       Fund
                                  --------  -------  --------  ---------  -----------  ----------  ---------
Investments at net asset value:

Franklin Valuemark Funds:
Money Market Fund, 532,005
   shares, cost $532,005          $532,005        -         -          -            -           -          -
Equity Growth Fund,
   46,759 shares, cost $535,401          -  627,511         -          -            -           -          -
Precious Metals Fund,
   14,335 shares, cost $178,814          -        -   201,975          -            -           -          -
High Income Fund, 85,812 shares,
   cost $961,445                         -        -         -  1,047,769            -           -          -
Real Estate Securities Fund,
   5,172 shares, cost $62,218            -        -         -          -       79,178           -          -
U.S. Government Securities Fund,
   42,558 shares, cost $431,854          -        -         -          -            -     534,955          -
Utility Equity Fund, 74,580
   shares, cost $866,870                 -        -         -          -            -           -  1,075,448
                                  --------  -------  --------  ---------  -----------  ----------  ---------

  Total assets                     532,005  627,511   201,975  1,047,769       79,178     534,955  1,075,448
                                  --------  -------  --------  ---------  -----------  ----------  ---------

Liabilities:

Accrued mortality and expense
    risk charges                     1,152    1,223       544      1,000          695         723      1,020
Accrued administrative charges         288      306       136        250          174         181        255
                                  --------  -------  --------  ---------  -----------  ----------  ---------

   Total liabilities                 1,440    1,529       680      1,250          869         904      1,275
                                  --------  -------  --------  ---------  -----------  ----------  ---------

Net assets                        $530,565  625,982   201,295  1,046,519       78,309     534,051  1,074,173
                                  ========  =======  ========  =========  ===========  ==========  =========


See accompanying notes to financial statements.


                                   ALLIANZ LIFE VARIABLE ACCOUNT A
                                                 of
                           ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Financial Statements (cont.)

                             Statements of Assets and Liabilities (cont.)

                                          December 31, 1994

                                   Zero     Zero     Zero     Zero            Investment
                                  Coupon   Coupon   Coupon   Coupon  Global     Grade        Income
                                  Fund -   Fund -   Fund -   Fund -  Income  Intermediate  Securities
                                   1995     2000     2005     2010    Fund    Bond Fund       Fund
                                 --------  -------  -------  ------  ------  ------------  ----------
Investments at net asset value:

Franklin Valuemark Funds:
Zero Coupon Fund - 1995, 21,251
   shares, cost $218,616         $256,073        -        -       -       -             -           -
Zero Coupon Fund - 2000, 21,074
   shares, cost $220,392                -  287,022        -       -       -             -           -
Zero Coupon Fund - 2005,
   19,059 shares, cost $196,664         -        -  262,249       -       -             -           -
Zero Coupon Fund - 2010,
   6,436 shares, cost $85,795           -        -        -  83,803       -             -           -
Global Income Fund, 3,537
   shares, cost $43,641                 -        -        -       -  43,113             -           -
Investment Grade Intermediate
   Bond Fund, 6,327 shares,
   cost $83,272                         -        -        -       -       -        84,217           -
Income Securities Fund,
   11,977 shares, cost $176,437         -        -        -       -       -             -     171,391
                                 --------  -------  -------  ------  ------  ------------  ----------

  Total assets                    256,073  287,022  262,249  83,803  43,113        84,217     171,391
                                 --------  -------  -------  ------  ------  ------------  ----------

Liabilities:

Accrued mortality and expense
   risk charges                       593      626      589     500     236           261         790
Accrued administrative charges        149      156      147     125      59            65         197
                                 --------  -------  -------  ------  ------  ------------  ----------

  Total liabilities                   742      782      736     625     295           326         987
                                 --------  -------  -------  ------  ------  ------------  ----------

 Net assets                      $255,331  286,240  261,513  83,178  42,818        83,891     170,404
                                 ========  =======  =======  ======  ======  ============  ==========


See accompanying notes to financial statements.


                                          ALLIANZ LIFE VARIABLE ACCOUNT A
                                                         of
                                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                           Financial Statements (cont.)

                                    Statements of Assets and Liabilities (cont.)

                                                 December 31, 1994

                                                                                    Templeton
                                  Adjustable   Templeton               Templeton    Developing  Templeton
                                     U.S.       Pacific    Rising    International   Markets     Global      Total
                                  Government    Growth    Dividends     Equity        Equity     Growth       All
                                     Fund        Fund       Fund         Fund          Fund       Fund       Funds
                                  -----------  ---------  ---------  -------------  ----------  ---------  ---------
Investments at net asset value:

Franklin Valuemark Funds:
Adjustable U.S. Government Fund,
   734 shares, cost $7,774        $     7,734          -          -              -           -          -
Templeton Pacific Growth Fund,
   12,610 shares, cost $163,615             -    166,954          -              -           -          -
Rising Dividends Fund,
   4,503 shares, cost $47,722               -          -     44,898              -           -          -
Templeton International
   Equity Fund, 11,342 shares,
   cost $144,054                            -          -          -        141,884           -          -
Templeton Developing Markets
   Equity Fund, 6,459 shares,
   cost $64,695                             -          -          -              -      61,744          -
Templeton Global Growth Fund,
   6,556 shares, cost $68,850               -          -          -              -           -     68,706
                                  -----------  ---------  ---------  -------------  ----------  ---------

  Total assets                          7,734    166,954     44,898        141,884      61,744     68,706  5,778,629
                                  -----------  ---------  ---------  -------------  ----------  ---------  ---------

Liabilities:

Accrued mortality and expense
   risk charges                           246      1,736        297            473       4,634      1,557     18,895
Accrued administrative charges             61        434         74            118       1,159        389      4,723
                                  -----------  ---------  ---------  -------------  ----------  ---------  ---------

   Total liabilities                      307      2,170        371            591       5,793      1,946     23,618
                                  -----------  ---------  ---------  -------------  ----------  ---------  ---------

Net assets                        $     7,427    164,784     44,527        141,293      55,951     66,760  5,755,011
                                  ===========  =========  =========  =============  ==========  =========  =========


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT A
                                                            of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                              Financial Statements (cont.)

                                                 Statements of Operations

                                   For the years ended December 31, 1994, 1993 and 1992

                                      Money      Market      Fund      Equity    Growth      Fund     Precious    Metals
                                    ----------  ---------  ---------  --------  ---------  ---------  ---------  ---------
                                       1994       1993       1992       1994      1993       1992       1994       1993
                                    ----------  ---------  ---------  --------  ---------  ---------  ---------  ---------
Investment Income:
Dividends reinvested in
   fund shares                      $  14,466      9,437     13,689     4,301      5,989      7,395        626      1,029
                                    ----------  ---------  ---------  --------  ---------  ---------  ---------  ---------

Expenses:
Mortality and expense
   risk charges                         2,689      2,266      2,712     3,726      4,110      4,422        700        999
Administrative charges                    672        567        678       932      1,028      1,106        175        250
                                    ----------  ---------  ---------  --------  ---------  ---------  ---------  ---------

   Total expenses                       3,361      2,833      3,390     4,658      5,138      5,528        875      1,249
                                    ----------  ---------  ---------  --------  ---------  ---------  ---------  ---------

   Investment income (loss), net       11,105      6,604     10,299      (357)       851      1,867       (249)      (220)

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:
Realized capital gain
   distributions on mutual funds            -          -          -     8,957          -         79          -          -
                                    ----------  ---------  ---------  --------  ---------  ---------  ---------  ---------
Realized gains (losses)
   on sales of investments:
    Proceeds from sales               513,009    202,473    204,145   114,661    228,561    151,419     11,123    220,760
    Cost of investments sold         (513,009)  (202,473)  (204,145)  (94,631)  (188,907)  (134,413)    (9,528)  (208,874)
                                    ----------  ---------  ---------  --------  ---------  ---------  ---------  ---------



    Total realized gains (losses)
     on sales of investments, net           -          -          -    20,030     39,654     17,006      1,595     11,886
                                    ----------  ---------  ---------  --------  ---------  ---------  ---------  ---------

Realized gains (losses) on
   investments, net                         -          -          -    28,987     39,654     17,085      1,595     11,886

Net change in unrealized
   appreciation (depreciation)
   on investments                           -          -          -   (45,642)    19,332     20,605     (2,094)    49,249
                                    ----------  ---------  ---------  --------  ---------  ---------  ---------  ---------

    Total realized gains (losses)
     and unrealized appreciation
(depreciation) on
     investments, net                       -          -          -   (16,655)    58,986     37,690       (499)    61,135
                                    ----------  ---------  ---------  --------  ---------  ---------  ---------  ---------

Net increase (decrease) in
   net assets from operations       $  11,105      6,604     10,299   (17,012)    59,837     39,557       (748)    60,915
                                    ==========  =========  =========  ========  =========  =========  =========  =========


                                      Fund
                                    --------
                                      1992
                                    --------
Investment Income:
Dividends reinvested in
   fund shares                        5,353
                                    --------

Expenses:
Mortality and expense
   risk charges                         957
Administrative charges                  239
                                    --------

   Total expenses                     1,196
                                    --------

   Investment income (loss), net      4,157

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:

Realized capital gain
   distributions on mutual funds          -
                                    --------

Realized gains (losses)
   on sales of investments:
    Proceeds from sales              20,264
    Cost of investments sold        (20,837)
                                    --------

    Total realized gains (losses)
     on sales of investments, net      (573)
                                    --------

Realized gains (losses) on
   investments, net                    (573)

Net change in unrealized
   appreciation (depreciation)
   on investments                   (21,400)
                                    --------

    Total realized gains (losses)
     and unrealized appreciation
(depreciation) on
     investments, net               (21,973)
                                    --------

Net increase (decrease) in
   net assets from operations       (17,816)
                                    ========


See accompanying notes to financial statements.


                                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                                            of
                                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                Financial Statements (cont.)

                                             Statements of Operations (cont.)

                                   For the years ended December 31, 1994, 1993 and 1992

                                                                     Real                             U.S.
                                      High      Income     Fund     Estate   Securities    Fund    Government   Securities
                                   ----------  --------  ---------  -------  -----------  -------  -----------  -----------
                                      1994       1993      1992      1994       1993       1992       1994         1993
                                   ----------  --------  ---------  -------  -----------  -------  -----------  -----------
Investment Income:
Dividends reinvested in
   fund shares                     $  44,601    37,831     45,692      613          603      903       29,171       24,746
                                   ----------  --------  ---------  -------  -----------  -------  -----------  -----------

Expenses:
Mortality and expense
   risk charges                        6,671     6,406      5,645      672          385      340        3,380        4,158
Administrative charges                 1,668     1,602      1,411      168           96       85          845        1,039
                                   ----------  --------  ---------  -------  -----------  -------  -----------  -----------

   Total expenses                      8,339     8,008      7,056      840          481      425        4,225        5,197
                                   ----------  --------  ---------  -------  -----------  -------  -----------  -----------

   Investment income (loss), net      36,262    29,823     38,636     (227)         122      478       24,946       19,549

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:
Realized capital gain
   distributions on mutual funds       6,061        -         -         -           -          -        2,285        3,795
                                  -----------  ---------  ---------  -------  ------------  ------  ----------  -----------
Realized gains (losses) on sales
   of investments:
    Proceeds from sales               51,287    40,079    112,024    5,838       10,124    1,654      131,317       22,770
    Cost of investments sold         (45,931)  (35,650)  (110,585)  (4,033)      (7,269)  (1,430)     (99,718)     (16,285)
                                   ----------  --------  ---------  -------  -----------  -------  -----------  -----------


     Total realized gains
(losses) on
      sales of investments, net        5,356     4,429      1,439    1,805        2,855      224       31,599        6,485
                                   ----------  --------  ---------  -------  -----------  -------  -----------  -----------

Realized gains (losses) on
   investments, net                   11,417     4,429      1,439    1,805        2,855      224       33,884       10,280

Net change in unrealized
   appreciation (depreciation)
   on investments                    (81,774)  110,533     97,206      759        5,891    4,375      (91,983)      27,413
                                   ----------  --------  ---------  -------  -----------  -------  -----------  -----------

   Total realized gains (losses)
    and unrealized appreciation
(depreciation) on
    investments, net                 (70,357)  114,962     98,645    2,564        8,746    4,599      (58,099)      37,693
                                   ----------  --------  ---------  -------  -----------  -------  -----------  -----------

Net increase (decrease) in
   net assets from operations       ($34,095)  144,785    137,281    2,337        8,868    5,077      (33,153)      57,242
                                   ==========  ========  =========  =======  ===========  =======  ===========  ===========



                                     Fund
                                   --------
                                     1992
                                   --------
Investment Income:
Dividends reinvested in
   fund shares                      20,309
                                   --------

Expenses:
Mortality and expense
   risk charges                      3,942
Administrative charges                 985
                                   --------

   Total expenses                    4,927

   Investment income (loss), net    15,382

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:

Realized capital gain
   distributions on mutual funds       420

Realized gains (losses) on sales
   of investments:
    Proceeds from sales             35,218
    Cost of investments sold       (26,501)
                                   --------

     Total realized gains
(losses) on
      sales of investments, net      8,717
                                   --------

Realized gains (losses) on
   investments, net                  9,137

Net change in unrealized
   appreciation (depreciation)
   on investments                   17,210
                                   --------

   Total realized gains (losses)
    and unrealized appreciation
(depreciation) on
    investments, net                26,347
                                   --------

Net increase (decrease) in
   net assets from operations       41,729
                                   ========


See accompanying notes to financial statements.


                                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                                             of
                                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                               Financial Statements (cont.)

                                              Statements of Operations (cont.)

                                    For the years ended December 31, 1994, 1993 and 1992

                                                                       Zero                         Zero
                                     Utility     Equity      Fund     Coupon   Fund -     1995     Coupon   Fund -    2000
                                   -----------  ---------  --------  --------  -------  --------  --------  -------  -------
                                      1994        1993       1992      1994     1993      1992      1994     1993     1992
                                   -----------  ---------  --------  --------  -------  --------  --------  -------  -------
Investment Income:
Dividends reinvested in
   fund shares                     $   44,904     25,962    23,326    15,282   15,253    14,442    14,292   12,537   10,238
                                   -----------  ---------  --------  --------  -------  --------  --------  -------  -------

Expenses:
Mortality and expense
   risk charges                         6,698      8,255     7,110     1,529    1,574     1,441     1,769    1,943    1,576
Administrative charges                  1,674      2,064     1,778       383      394       360       442      486      394
                                   -----------  ---------  --------  --------  -------  --------  --------  -------  -------

   Total expenses                       8,372     10,319     8,888     1,912    1,968     1,801     2,211    2,429    1,970
                                   -----------  ---------  --------  --------  -------  --------  --------  -------  -------

   Investment income (loss), net       36,532     15,643    14,438    13,370   13,285    12,641    12,081   10,108    8,268
                                   -----------  ---------  --------  --------  -------  --------  --------  -------  -------

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:
Realized capital gain
   distributions on mutual funds        7,958        138        76       625    3,220       977     2,038      637        -
                                   -----------  ---------  --------  --------  -------  --------  --------  -------  -------

Realized gains (losses) on sales
   of investments:
    Proceeds from sales               183,473    185,645    40,384     4,692    5,351    20,293    14,723    6,582    5,755
    Cost of investments sold         (138,153)  (121,008)  (29,136)   (3,908)  (4,170)  (16,209)  (10,946)  (4,419)  (4,348)
                                   -----------  ---------  --------  --------  -------  --------  --------  -------  -------

    Total realized gains
(losses) on sales of
      investments, net                 45,320     64,637    11,248       784    1,181     4,084     3,777    2,163    1,407
                                   -----------  ---------  --------  --------  -------  --------  --------  -------  -------

Realized gains (losses)
   on investments, net                 53,278     64,775    11,324     1,409    4,401     5,061     5,815    2,800    1,407

Net change in unrealized
   appreciation (depreciation)
   on investments                    (253,440)    47,455    68,305   (14,916)  (1,412)     (700)  (41,764)  30,329   11,651
                                   -----------  ---------  --------  --------  -------  --------  --------  -------  -------

   Total realized gains
(losses) and unrealized
    appreciation (depreciation)
    on investments, net              (200,162)   112,230    79,629   (13,507)   2,989     4,361   (35,949)  33,129   13,058
                                   -----------  ---------  --------  --------  -------  --------  --------  -------  -------

Net increase (decrease) in
   net assets from operations       ($163,630)   127,873    94,067      (137)  16,274    17,002   (23,868)  43,237   21,326
                                   ===========  =========  ========  ========  =======  ========  ========  =======  =======


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                             Financial Statements (cont.)

                                            Statements of Operations (cont.)

                                  For the years ended December 31, 1994, 1993 and 1992

                                      Zero                           Zero
                                     Coupon     Fund -     2005     Coupon   Fund -    2010    Global   Income    Fund
                                   ----------  --------  --------  --------  -------  -------  -------  -------  -------
                                      1994       1993      1992      1994     1993     1992     1994     1993     1992
                                   ----------  --------  --------  --------  -------  -------  -------  -------  -------
Investment Income:
Dividends reinvested in
   fund shares                     $  11,417    12,406    15,955     7,316    5,501    4,149      494      798      512
                                   ----------  --------  --------  --------  -------  -------  -------  -------  -------

Expenses:
Mortality and expense
   risk charges                        1,741     2,279     2,064       926      827      497      129      151       86
Administrative charges                   435       570       516       231      207      124       32       38       22
                                   ----------  --------  --------  --------  -------  -------  -------  -------  -------

   Total expenses                      2,176     2,849     2,580     1,157    1,034      621      161      189      108
                                   ----------  --------  --------  --------  -------  -------  -------  -------  -------

   Investment income (loss), net       9,241     9,557    13,375     6,159    4,467    3,528      333      609      404

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:
Realized capital gain
   distributions on mutual funds       3,569       138         -     3,560      224        -      204      259      194
                                   ----------  --------  --------  --------  -------  -------  -------  -------  -------
Realized gains (losses) on sales
   of investments:
     Proceeds from sales              75,603    47,063    40,022    79,261    3,258    2,123    2,577      449    1,281
     Cost of investments sold        (52,536)  (30,041)  (30,007)  (81,331)  (2,479)  (1,785)  (2,445)    (429)  (1,186)
                                   ----------  --------  --------  --------  -------  -------  -------  -------  -------


   Total realized gains (losses)
    on sales of investments, net      23,067    17,022    10,015    (2,070)     779      338      132       20       95
                                   ----------  --------  --------  --------  -------  -------  -------  -------  -------

Realized gains (losses)
   on investments, net                26,636    17,160    10,015     1,490    1,003      338      336      279      289

Net change in unrealized
   appreciation (depreciation)
   on investments                    (72,608)   44,629     9,065   (29,320)  10,850    2,971   (2,030)   2,156   (1,005)
                                   ----------  --------  --------  --------  -------  -------  -------  -------  -------

   Total realized gains (losses)
    and unrealized appreciation
    (depreciation) on
    investments, net                 (45,972)   61,789    19,080   (27,830)  11,853    3,309   (1,694)   2,435     (716)
                                   ----------  --------  --------  --------  -------  -------  -------  -------  -------

Net increase (decrease) in
    net assets from operations      ($36,731)   71,346    32,455   (21,671)  16,320    6,837   (1,361)   3,044     (312)
                                   ==========  ========  ========  ========  =======  =======  =======  =======  =======


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                               Financial Statements (cont.)

                                             Statements of Operations (cont.)

                                  For the years ended December 31, 1994, 1993 and 1992

                                      Investment     Grade                                        Adjustable
                                     Intermediate    Bond   Fund    Income   Securities   Fund      U.S.      Government
                                    --------------  ------  -----  --------  -----------  -----  -----------  -----------
                                         1994        1993   1992     1994       1993      1992      1994         1993
                                    --------------  ------  -----  --------  -----------  -----  -----------  -----------
Investment Income:
Dividends reinvested in
   fund shares                      $         253     195    192     2,467          813    257          184          192
                                    --------------  ------  -----  --------  -----------  -----  -----------  -----------

Expenses:
Mortality and expense
   risk charges                               169      51     37       963          221     38           27           34
Administrative charges                         42      13      9       241           55     10            7            9
                                    --------------  ------  -----  --------  -----------  -----  -----------  -----------

   Total expenses                             211      64     46     1,204          276     48           34           43
                                    --------------  ------  -----  --------  -----------  -----  -----------  -----------

    Investment income (loss), net              42     131    146     1,263          537    209          150          149

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:
Realized capital gain
   distributions on mutual funds               36      32     13       367          118    106            -            -
                                    --------------  ------  -----  --------  -----------  -----  -----------  -----------
Realized gains (losses) on sales
   of investments:
     Proceeds from sales                      577      85     80    29,910        5,434     86        8,733           82
     Cost of investments sold                (565)    (77)   (78)  (30,339)      (4,871)   (84)      (8,814)         (80)
                                    --------------  ------  -----  --------  -----------  -----  -----------  -----------


   Total realized gains (losses)
   on sales of investments, net                12       8      2      (429)         563      2          (81)           2
                                    --------------  ------  -----  --------  -----------  -----  -----------  -----------

Realized gains (losses) on
   investments, net                            48      40     15       (62)         681    108          (81)           2

Net change in unrealized
   appreciation (depreciation)
   on investments                             150     419    375    (9,527)       4,145    335          (98)         (25)
                                    --------------  ------  -----  --------  -----------  -----  -----------  -----------

   Total realized gains (losses)
    and unrealized appreciation
    (depreciation) on
    investments, net                          198     459    390    (9,589)       4,826    443         (179)         (23)
                                    --------------  ------  -----  --------  -----------  -----  -----------  -----------

Net increase (decrease) in
    net assets from operations      $         240     590    536    (8,326)       5,363    652          (29)         126
                                    ==============  ======  =====  ========  ===========  =====  ===========  ===========



                                      Fund
                                    --------
                                      1992
                                    --------
Investment Income:
Dividends reinvested in
   fund shares                          287
                                    --------

Expenses:
Mortality and expense
   risk charges                         109
Administrative charges                   27
                                    --------

   Total expenses                       136
                                    --------

    Investment income (loss), net       151

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:

Realized capital gain
   distributions on mutual funds          -
                                    --------

Realized gains (losses) on sales
   of investments:
     Proceeds from sales             35,697
     Cost of investments sold       (34,639)
                                    --------

   Total realized gains (losses)
   on sales of investments, net       1,058
                                    --------

Realized gains (losses) on
   investments, net                   1,058

Net change in unrealized
   appreciation (depreciation)
   on investments                      (524)
                                    --------

   Total realized gains (losses)
    and unrealized appreciation
    (depreciation) on
    investments, net                    534
                                    --------

Net increase (decrease) in
    net assets from operations          685
                                    ========


See accompanying notes to financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                 Financial Statements (cont.)

                                               Statements of Operations (cont.)

                                     For the years ended December 31, 1994, 1993 and 1992

                                       Templeton                                                   Templeton
                                        Pacific    Growth   Fund   Rising   Dividends    Fund    International    Equity   Fund
                                      -----------  -------  -----  -------  ----------  -------  --------------  --------  ----
                                         1994       1993    1992    1994       1993      1992         1994         1993    1992
                                      -----------  -------  -----  -------  ----------  -------  --------------  --------  ----
Investment Income:
Dividends reinvested in fund shares   $      347        -      -      601          99        -              71         -      -
                                      -----------  -------  -----  -------  ----------  -------  --------------  --------  ----

Expenses:
Mortality and expense
   risk charges                              689      315     17      227         208       25             323        93      -
Administrative charges                       172       79      4       57          52        6              81        23      -
                                      -----------  -------  -----  -------  ----------  -------  --------------  --------  ----

   Total expenses                            861      394     21      284         260       31             404       116      -
                                      -----------  -------  -----  -------  ----------  -------  --------------  --------  ----

   Investment income (loss), net            (514)    (394)   (21)     317        (161)     (31)           (333)     (116)     -

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:
Realized capital gain
   distributions on mutual funds             672        -      -        -           -        -              95         -      -
                                      -----------  -------  -----  -------  ----------  -------  --------------  --------  ----
Realized gains (losses) on
   sales of investments:
     Proceeds from sales                 116,746      743     16      752         394    3,767             895    88,730      -
     Cost of investments sold           (108,205)    (666)   (19)    (796)       (402)  (3,769)           (878)  (84,735)     -
                                      -----------  -------  -----  -------  ----------  -------  --------------  --------  ----



   Total realized gains (losses)
   on sales of investments, net            8,541       77     (3)     (44)         (8)      (2)             17     3,995      -
                                      -----------  -------  -----  -------  ----------  -------  --------------  --------  ----

Realized gains (losses) on
   investments, net                        9,213       77     (3)     (44)         (8)      (2)            112     3,995      -

Net change in unrealized
   appreciation (depreciation)
   on investments                        (24,505)  28,189   (345)  (2,053)     (1,565)     793          (3,562)    1,391      -
                                      -----------  -------  -----  -------  ----------  -------  --------------  --------  ----

   Total realized gains (losses)
    and unrealized appreciation
    (depreciation) on
    investments, net                     (15,292)  28,266   (348)  (2,097)     (1,573)     791          (3,450)    5,386      -
                                      -----------  -------  -----  -------  ----------  -------  --------------  --------  ----

Net increase (decrease) in
   net assets from operations         $  (15,806)  27,872   (369)  (1,780)     (1,734)     760          (3,783)    5,270      -
                                      ===========  =======  =====  =======  ==========  =======  ==============  ========  ====


See accompanying notes to financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                  Financial Statements (cont.)

                                                Statements of Operations (cont.)

                                     For the years ended December 31, 1994, 1993 and 1992

                                     Templeton   Developing        Templeton
                                      Markets      Equity    Fund    Global    Growth  Fund     Total        All        Funds
                                    -----------  ----------  ----  ----------  ------  ----  -----------  ----------  ---------
                                       1994         1993     1992     1994      1993   1992     1994         1993       1992
                                    -----------  ----------  ----  ----------  ------  ----  -----------  ----------  ---------
Investment Income:
Dividends reinvested in
   fund shares                               -            -     -          -        -     -     191,406     153,391    162,699
                                    -----------  ----------  ----  ----------  ------  ----  -----------  ----------  ---------

Expenses:
Mortality and expense
   risk charges                     $    3,197            -     -         65        -     -      36,290      34,275     31,018
Administrative charges                     799            -     -         16        -     -       9,072       8,572      7,754
                                    -----------  ----------  ----  ----------  ------  ----  -----------  ----------  ---------

   Total expenses                        3,996            -     -         81        -     -      45,362      42,847     38,772
                                    -----------  ----------  ----  ----------  ------  ----  -----------  ----------  ---------

    Investment income (loss), net       (3,996)           -     -        (81)       -     -     146,044     110,544    123,927

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:
Realized capital gain
   distributions on mutual funds             -            -     -          -        -     -      36,427       8,561      1,865
                                    -----------  ----------  ----  ----------  ------  ----  -----------  ----------  ---------
Realized gains (losses) on
   sales of investments:
     Proceeds from sales                 2,518            -     -      3,901        -     -   1,351,596   1,068,583    674,228
     Cost of investments sold           (2,585)           -     -     (3,952)       -     -  (1,212,303)   (912,835)  (619,171)
                                    -----------  ----------  ----  ----------  ------  ----  -----------  ----------  ---------


   Total realized gains (losses)
    on sales of investments, net           (67)           -     -        (51)       -     -     139,293     155,748     55,057
                                    -----------  ----------  ----  ----------  ------  ----  -----------  ----------  ---------

Realized gains (losses) on
   investments, net                        (67)           -     -        (51)       -     -     175,720     164,309     56,922

Net change in unrealized
   appreciation (depreciation)
   on investments                       (2,951)           -     -       (144)       -     -    (677,502)    378,979    208,917
                                    -----------  ----------  ----  ----------  ------  ----  -----------  ----------  ---------

   Total realized gains (losses)
    and unrealized appreciation
    (depreciation) on
    investments, net                    (3,018)           -     -       (195)       -     -    (501,782)    543,288    265,839
                                    -----------  ----------  ----  ----------  ------  ----  -----------  ----------  ---------

Net increase (decrease) in
   net assets from operations       $   (7,014)           -     -       (276)       -     -    (355,738)    653,832    389,766
                                    ===========  ==========  ====  ==========  ======  ====  ===========  ==========  =========


See accompanying notes to financial statements.


                                                 ALLIANZ LIFE VARIABLE ACCOUNT A
                                                                of
                                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                  Financial Statements (cont.)

                                               Statements of Changes in Net Assets

                                       For the years ended December 31, 1994, 1993 and 1992

                                      Money      Market     Fund      Equity    Growth      Fund    Precious    Metals      Fund
                                    ----------  --------  ---------  --------  ---------  --------  ---------  ---------  --------
                                       1994       1993      1992       1994      1993       1992      1994       1993       1992
                                    ----------  --------  ---------  --------  ---------  --------  ---------  ---------  --------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $  11,105     6,604     10,299      (357)       851     1,867       (249)      (220)    4,157
Realized gains (losses) on
   investments, net                         -         -          -    28,987     39,654    17,085      1,595     11,886      (573)
Net change in unrealized
   appreciation (depreciation)
   on investments                           -         -          -   (45,642)    19,332    20,605     (2,094)    49,249   (21,400)
                                    ----------  --------  ---------  --------  ---------  --------  ---------  ---------  --------

  Net increase (decrease) in
    net assets from operations         11,105     6,604     10,299   (17,012)    59,837    39,557       (748)    60,915   (17,816)
                                    ----------  --------  ---------  --------  ---------  --------  ---------  ---------  --------
Contract transactions:
Purchase payments                     835,456         -          -    15,811          -         -        988          -         -
Transfers between funds              (442,767)   16,604   (193,347)   97,056    (88,021)   11,870     89,216   (102,112)   71,870
Surrenders and terminations          (101,035)  (66,017)         -   (49,775)   (67,969)   (7,851)    (8,168)         -         -
Other transactions (note 2)           (81,114)   (6,376)    (7,298)  (49,647)       400   (74,162)    (2,128)      (140)      560
                                    ----------  --------  ---------  --------  ---------  --------  ---------  ---------  --------

Net increase (decrease) in
   net assets resulting from
   contract transactions              210,540   (55,789)  (200,645)   13,445   (155,590)  (70,143)    79,908   (102,252)   72,430
                                    ----------  --------  ---------  --------  ---------  --------  ---------  ---------  --------

Increase (decrease) in net assets     221,645   (49,185)  (190,346)   (3,567)   (95,753)  (30,586)    79,160    (41,337)   54,614
                                    ----------  --------  ---------  --------  ---------  --------  ---------  ---------  --------


Net assets at beginning of year       308,920   358,105    548,451   629,549    725,302   755,888    122,135    163,472   108,858
                                    ----------  --------  ---------  --------  ---------  --------  ---------  ---------  --------

Net assets at end of year           $ 530,565   308,920    358,105   625,982    629,549   725,302    201,295    122,135   163,472
                                    ==========  ========  =========  ========  =========  ========  =========  =========  ========


See accompanying notes to financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                Financial Statements (cont.)

                                         Statements of Changes in Net Assets (cont.)

                                     For the years ended December 31, 1994, 1993 and 1992

                                                                        Real                             U.S.
                                       High        Income      Fund    Estate   Securities    Fund    Government   Securities
                                    -----------  ----------  --------  -------  -----------  -------  -----------  -----------
                                       1994         1993       1992     1994       1993       1992       1994         1993
                                    -----------  ----------  --------  -------  -----------  -------  -----------  -----------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $   36,262      29,823    38,636     (227)         122      478       24,946       19,549
Realized gains (losses) on
   investments, net                     11,417       4,429     1,439    1,805        2,855      224       33,884       10,280
Net change in unrealized
   appreciation (depreciation)
   on investments                      (81,774)    110,533    97,206      759        5,891    4,375      (91,983)      27,413
                                    -----------  ----------  --------  -------  -----------  -------  -----------  -----------

  Net increase (decrease) in
    net assets from operations         (34,095)    144,785   137,281    2,337        8,868    5,077      (33,153)      57,242
                                    -----------  ----------  --------  -------  -----------  -------  -----------  -----------
Contract transactions:
Purchase payments                        4,791           -         -    7,592            -        -        1,041            -
Transfers between funds                (10,182)     (1,243)  (89,831)  14,088       (4,205)    (596)    (111,346)      (8,013)


Surrenders and terminations            (14,141)          -         -        -            -        -            -            -
Other transactions (note 2)             (7,272)    (11,334)   (2,322)  (3,026)       1,380    3,196       (8,820)      (9,256)
                                    -----------  ----------  --------  -------  -----------  -------  -----------  -----------

Net increase (decrease) in
   net assets resulting from
   contract transactions               (26,804)    (12,577)  (92,153)  18,654       (2,825)   2,600     (119,125)     (17,269)
                                    -----------  ----------  --------  -------  -----------  -------  -----------  -----------

Increase (decrease) in net assets      (60,899)    132,208    45,128   20,991        6,043    7,677     (152,278)      39,973
                                    -----------  ----------  --------  -------  -----------  -------  -----------  -----------

Net assets at beginning of year      1,107,418     975,210   930,082   57,318       51,275   43,598      686,329      646,356
                                    -----------  ----------  --------  -------  -----------  -------  -----------  -----------

Net assets at end of year           $1,046,519   1,107,418   975,210   78,309       57,318   51,275      534,051      686,329
                                    ===========  ==========  ========  =======  ===========  =======  ===========  ===========



                                      Fund
                                    --------
                                      1992
                                    --------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net        15,382
Realized gains (losses) on
   investments, net                   9,137
Net change in unrealized
   appreciation (depreciation)
   on investments                    17,210
                                    --------

  Net increase (decrease) in
    net assets from operations       41,729
                                    --------
Contract transactions:
Purchase payments                         -
Transfers between funds              (1,127)
Surrenders and terminations               -
Other transactions (note 2)          (9,780)
                                    --------



Net increase (decrease) in
   net assets resulting from
   contract transactions            (10,907)
                                    --------

Increase (decrease) in net assets    30,822
                                    --------

Net assets at beginning of year     615,534
                                    --------

Net assets at end of year           646,356
                                    ========


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                               Financial Statements (cont.)

                                        Statements of Changes in Net Assets (cont.)

                                  For the years ended December 31, 1994, 1993 and 1992

                                                                           Zero                          Zero
                                      Utility      Equity       Fund      Coupon    Fund -     1995     Coupon    Fund -
                                    -----------  ----------  ----------  --------  --------  --------  --------  --------
                                       1994         1993        1992       1994      1993      1992      1994      1993
                                    -----------  ----------  ----------  --------  --------  --------  --------  --------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $   36,532      15,643      14,438    13,370    13,285    12,641    12,081    10,108
Realized gains (losses) on
   investments, net                     53,278      64,775      11,324     1,409     4,401     5,061     5,815     2,800
Net change in unrealized
   appreciation (depreciation)
   on investments                     (253,440)     47,455      68,305   (14,916)   (1,412)     (700)  (41,764)   30,329
                                    -----------  ----------  ----------  --------  --------  --------  --------  --------

Net increase (decrease) in
   net assets from operations         (163,630)    127,873      94,067      (137)   16,274    17,002   (23,868)   43,237
                                    -----------  ----------  ----------  --------  --------  --------  --------  --------
Contract transactions:
Purchase payments                       11,599           -           -         -         -         -         -         -
Transfers between funds                (62,456)    (19,863)    132,262         -         -   (15,219)        -         -
Surrenders and terminations            (23,338)    (91,320)     (6,252)        -         -         -    (7,535)        -
Other transactions (note 2)            (39,723)    (18,834)    (18,170)   (3,292)   (3,050)   (2,975)   (5,488)   (3,880)
                                    -----------  ----------  ----------  --------  --------  --------  --------  --------

Net increase (decrease) in
   net assets resulting from
   contract transactions              (113,918)   (130,017)    107,840    (3,292)   (3,050)  (18,194)  (13,023)   (3,880)
                                    -----------  ----------  ----------  --------  --------  --------  --------  --------

Increase (decrease) in net assets     (277,548)     (2,144)    201,907    (3,429)   13,224    (1,192)  (36,891)   39,357
                                    -----------  ----------  ----------  --------  --------  --------  --------  --------

Net assets at beginning of year      1,351,721   1,353,865   1,151,958   258,760   245,536   246,728   323,131   283,774
                                    -----------  ----------  ----------  --------  --------  --------  --------  --------

Net assets at end of year           $1,074,173   1,351,721   1,353,865   255,331   258,760   245,536   286,240   323,131
                                    ===========  ==========  ==========  ========  ========  ========  ========  ========

                                      2000
                                    --------
                                      1992
                                    --------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net         8,268
Realized gains (losses) on
   investments, net                   1,407
Net change in unrealized
   appreciation (depreciation)
   on investments                    11,651
                                    --------

Net increase (decrease) in
   net assets from operations        21,326
                                    --------
Contract transactions:
Purchase payments                         -
Transfers between funds               6,409
Surrenders and terminations               -
Other transactions (note 2)          (3,455)
                                    --------

Net increase (decrease) in
   net assets resulting from
   contract transactions              2,954
                                    --------

Increase (decrease) in net assets    24,280
                                    --------

Net assets at beginning of year     259,494
                                    --------

Net assets at end of year           283,774
                                    ========

See accompanying notes to financial statements.


                                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                                            of
                                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                Financial Statements (cont.)

                                        Statements of Changes in Net Assets (Cont.)

                                   For the years ended December 31, 1994, 1993 and 1992

                                       Zero                           Zero
                                      Coupon     Fund -     2005     Coupon     Fund -    2010    Global   Income    Fund
                                    ----------  --------  --------  ---------  --------  -------  -------  -------  -------
                                       1994       1993      1992      1994       1993     1992     1994     1993     1992
                                    ----------  --------  --------  ---------  --------  -------  -------  -------  -------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $   9,241     9,557    13,375      6,159     4,467    3,528      333      609      404
Realized gains (losses) on
   investments, net                    26,636    17,160    10,015      1,490     1,003      338      336      279      289
Net change in unrealized
   appreciation (depreciation)
   on investments                     (72,608)   44,629     9,065    (29,320)   10,850    2,971   (2,030)   2,156   (1,005)
                                    ----------  --------  --------  ---------  --------  -------  -------  -------  -------

Net increase (decrease) in
   net assets from operations         (36,731)   71,346    32,455    (21,671)   16,320    6,837   (1,361)   3,044     (312)
                                    ----------  --------  --------  ---------  --------  -------  -------  -------  -------
Contract transactions:
Purchase payments                           -         -         -          -         -        -    1,813        -        -
Transfers between funds               (41,224)  (31,627)        -    (74,884)   90,077        -   21,778        -   16,476
Surrenders and terminations           (28,826)        -         -          -         -        -        -        -        -
Other transactions (note 2)            (3,853)   (2,637)  (37,422)    (3,577)   (1,956)  (1,424)  (1,388)    (348)  (1,283)
                                    ----------  --------  --------  ---------  --------  -------  -------  -------  -------

Net increase (decrease) in
   net assets resulting from
   contract transactions              (73,903)  (34,264)  (37,422)   (78,461)   88,121   (1,424)  22,203     (348)  15,193
                                    ----------  --------  --------  ---------  --------  -------  -------  -------  -------

Increase (decrease) in net assets    (110,634)   37,082    (4,967)  (100,132)  104,441    5,413   20,842    2,696   14,881
                                    ----------  --------  --------  ---------  --------  -------  -------  -------  -------

Net assets at beginning of year       372,147   335,065   340,032    183,310    78,869   73,456   21,976   19,280    4,399
                                    ----------  --------  --------  ---------  --------  -------  -------  -------  -------

Net assets at end of year           $ 261,513   372,147   335,065     83,178   183,310   78,869   42,818   21,976   19,280
                                    ==========  ========  ========  =========  ========  =======  =======  =======  =======


See accompanying notes to financial statements.



                                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                                             of
                                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                Financial Statements (cont.)

                                        Statements of Changes in Net Assets (cont.)

                                    For the years ended December 31, 1994, 1993 and 1992

                                      Investment    Grade                                           Adjustable
                                     Intermediate    Bond    Fund    Income   Securities    Fund       U.S.      Government
                                    --------------  ------  ------  --------  -----------  -------  -----------  -----------
                                         1994        1993    1992     1994       1993       1992       1994         1993
                                    --------------  ------  ------  --------  -----------  -------  -----------  -----------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $          42     131     146     1,263          537      209          150          149
Realized gains (losses) on
   investments, net                            48      40      15       (62)         681      108          (81)           2
Net change in unrealized
   appreciation (depreciation)
   on investments                             150     419     375    (9,527)       4,145      335          (98)         (25)
                                    --------------  ------  ------  --------  -----------  -------  -----------  -----------

Net increase (decrease) in
   net assets from operations                 240     590     536    (8,326)       5,363      652          (29)         126
                                    --------------  ------  ------  --------  -----------  -------  -----------  -----------
Contract transactions:
Purchase payments                           1,391       -       -    22,483            -        -        5,636            -
Transfers between funds                    75,010       -   7,196   153,200        7,985   23,082       (2,444)           -
Surrenders and terminations                     -       -       -         -            -        -            -            -

Other transactions (note 2)                  (908)    (84)    (80)  (33,608)        (341)     (86)        (358)         (81)
                                    --------------  ------  ------  --------  -----------  -------  -----------  -----------

Net increase (decrease) in
   net assets resulting from
   contract transactions                   75,493     (84)  7,116   142,075        7,644   22,996        2,834          (81)
                                    --------------  ------  ------  --------  -----------  -------  -----------  -----------

Increase (decrease) in net assets          75,733     506   7,652   133,749       13,007   23,648        2,805           45
                                    --------------  ------  ------  --------  -----------  -------  -----------  -----------

Net assets at beginning of year             8,158   7,652       -    36,655       23,648        -        4,622        4,577
                                    --------------  ------  ------  --------  -----------  -------  -----------  -----------

Net assets at end of year           $      83,891   8,158   7,652   170,404       36,655   23,648        7,427        4,622
                                    ==============  ======  ======  ========  ===========  =======  ===========  ===========


                                      Fund
                                    --------
                                      1992
                                    --------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net           151
Realized gains (losses) on
   investments, net                   1,058
Net change in unrealized
   appreciation (depreciation)
   on investments                      (524)
                                    --------

Net increase (decrease) in
   net assets from operations           685
                                    --------
Contract transactions:
Purchase payments                         -
Transfers between funds               4,832
Surrenders and terminations         (13,663)
Other transactions (note 2)            (733)
                                    --------

Net increase (decrease) in
   net assets resulting from
   contract transactions             (9,564)
                                    --------

Increase (decrease) in net assets    (8,879)
                                    --------

Net assets at beginning of year      13,456
                                    --------

Net assets at end of year             4,577
                                    ========


See accompanying notes to financial statements.



                                               ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                Financial Statements (cont.)

                                          Statements of Changes in Net Assets (cont.)

                                     For the years ended December 31, 1994, 1993 and 1992

                                     Templeton                                                     Templeton
                                      Pacific     Growth    Fund   Rising   Dividends    Fund    International   Equity   Fund
                                    -----------  --------  ------  -------  ----------  -------  --------------  -------  ----
                                       1994        1993     1992    1994       1993      1992         1994        1993    1992
                                    -----------  --------  ------  -------  ----------  -------  --------------  -------  ----
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net             (514)     (394)    (21)     317        (161)     (31)           (333)    (116)     -
Realized gains (losses) on
   investments, net                      9,213        77      (3)     (44)         (8)      (2)            112    3,995      -
Net change in unrealized
   appreciation (depreciation)
   on investments                      (24,505)   28,189    (345)  (2,053)     (1,565)     793          (3,562)   1,391      -
                                    -----------  --------  ------  -------  ----------  -------  --------------  -------  ----

Net increase (decrease) in
   net assets from operations          (15,806)   27,872    (369)  (1,780)     (1,734)     760          (3,783)   5,270      -
                                    -----------  --------  ------  -------  ----------  -------  --------------  -------  ----
Contract transactions:

Purchase payments                       13,634         -       -    4,169           -        -          32,269        -      -
Transfers between funds                 91,481   109,893   6,137    5,960      18,787   19,986         104,241   11,738      -
Surrenders and terminations                  -         -       -        -           -        -               -        -      -
Other transactions (note 2)            (67,497)     (543)    (18)  (1,199)       (393)     (29)         (8,365)     (77)     -
                                    -----------  --------  ------  -------  ----------  -------  --------------  -------  ----

Net increase (decrease) in
   net assets resulting from
   contract transactions                37,618   109,350   6,119    8,930      18,394   19,957         128,145   11,661      -
                                    -----------  --------  ------  -------  ----------  -------  --------------  -------  ----

Increase (decrease) in net assets       21,812   137,222   5,750    7,150      16,660   20,717         124,362   16,931      -
                                    -----------  --------  ------  -------  ----------  -------  --------------  -------  ----

Net assets at beginning of year        142,972     5,750       -   37,377      20,717        -          16,931        -      -
                                    -----------  --------  ------  -------  ----------  -------  --------------  -------  ----

Net assets at end of year           $  164,784   142,972   5,750   44,527      37,377   20,717         141,293   16,931      -
                                    ===========  ========  ======  =======  ==========  =======  ==============  =======  ====


See accompanying notes to financial statements.



                                                ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                 Financial Statements (cont.)

                                           Statements of Changes in Net Assets (cont.)

                                     For the years ended December 31, 1994, 1993 and 1992

                                     Templeton   Developing        Templeton
                                      Markets      Equity    Fund    Global    Growth  Fund    Total        All        Funds
                                    -----------  ----------  ----  ----------  ------  ----  ----------  ----------  ----------
                                       1994         1993     1992     1994      1993   1992     1994        1993        1992
                                    -----------  ----------  ----  ----------  ------  ----  ----------  ----------  ----------

Increase (decrease) in
   net assets:

Operations:
Investment income (loss), net          ($3,996)           -     -        (81)       -     -    146,044     110,544     123,927
Realized gains (losses)
   on investments, net                     (67)           -     -        (51)       -     -    175,720     164,309      56,922

Net change in unrealized
   appreciation (depreciation)
   on investments                       (2,951)           -     -       (144)       -     -   (677,502)    378,979     208,917
                                    -----------  ----------  ----  ----------  ------  ----  ----------  ----------  ----------

Net increase (decrease) in
   net assets from operations           (7,014)           -     -       (276)       -     -   (355,738)    653,832     389,766
                                    -----------  ----------  ----  ----------  ------  ----  ----------  ----------  ----------
Contract transactions:
Purchase payments                       19,997            -     -     27,117        -     -  1,005,787           -           -
Transfers between funds                 44,206            -     -     45,458        -     -     (3,609)          -           -
Surrenders and terminations                  -            -     -          -        -     -   (232,818)   (225,306)    (27,766)
Other transactions (note 2)             (1,238)           -     -     (5,539)       -     -   (328,040)    (57,550)   (155,481)
                                    -----------  ----------  ----  ----------  ------  ----  ----------  ----------  ----------

Net increase (decrease) in
   net assets resulting from
   contract transactions                62,965            -     -     67,036        -     -    441,320    (282,856)   (183,247)
                                    -----------  ----------  ----  ----------  ------  ----  ----------  ----------  ----------

Increase (decrease) in net assets       55,951            -     -     66,760        -     -     85,582     370,976     206,519
                                    -----------  ----------  ----  ----------  ------  ----  ----------  ----------  ----------

Net assets at beginning of year              -            -     -          -        -     -  5,669,429   5,298,453   5,091,934
                                    -----------  ----------  ----  ----------  ------  ----  ----------  ----------  ----------

Net assets at end of year           $   55,951            -     -     66,760        -     -  5,755,011   5,669,429   5,298,453
                                    ===========  ==========  ====  ==========  ======  ====  ==========  ==========  ==========


See accompanying notes to financial statements.

                       ALLIANZ LIFE VARIABLE ACCOUNT A
                                      of
               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                        Notes to Financial Statements

                              December 31, 1994


1.     ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the policyowner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2.     SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method.

Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the

FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Templeton Pacific Growth Fund, Rising Dividends Fund and Templeton International Equity Fund were added as available investment options on May 1,
1992.   In October, 1993 the Pacific Growth Fund and International Equity Fund
names were changed to Templeton Pacific Growth Fund and Templeton
International Equity Fund, respectively.

The Templeton Developing Markets Equity Fund, Templeton Global Growth Fund and fixed rate General Account were added as available investment options on July 1, 1994.

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A cost of insurance charge is deducted quarterly against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 1994, 1993 and 1992 were $123,231, $46,026 and $42,396, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, against each policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the years ended December 31, 1994, 1993 and 1992 were $71,217, $34,016 and $29,394, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. Prior to May 1, 1992, only five free transfers were permitted each year, with additional transfers costing $15 per transfer. No transfer charges were paid by the policy owners during the years ended December 31, 1994, 1993 and 1992, respectively. Transfers to the fixed rate General Account were $3,609 during 1994.

The cost of insurance charges, deferred issued charges and transfer charges paid are reflected in the financial statements as other transactions.

3.     INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1994:



Money Market Fund                         $735,775
Equity Growth Fund                         137,944
Precious Metals Fund                        91,257
High Income Fund                            67,795
Real Estate Securities Fund                 24,921
U.S. Government Securities Fund             40,027
Utility Equity Fund                        114,996
Zero Coupon Fund - 1995                     15,908
Zero Coupon Fund - 2000                     16,330
Zero Coupon Fund - 2005                     14,985
Zero Coupon Fund - 2010                     10,877
Global Income Fund                          25,375
Investment Grade Intermediate Bond Fund     76,359
Income Securities Fund                     174,377
Adjustable U.S. Government Fund             11,751
Templeton Pacific Growth Fund              156,477
Rising Dividends Fund                       10,079
Templeton International Equity Fund        129,277
Templeton Developing Markets Equity Fund    67,280
Templeton Global Growth Fund                72,802


4.     FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

 5.     CONTRACT TRANSACTIONS - UNIT ACTIVITY
Transactions in units for each fund for the years ended December 31, 1994, 1993, and 1992, were as follows:

                                                                                  Real         U.S.                    Zero
                                     Money     Equity   Precious      High       Estate     Government    Utility     Coupon
                                    Market     Growth    Metals      Income    Securities   Securities     Equity     Fund -
                                     Fund       Fund      Fund        Fund        Fund         Fund         Fund       1995
                                   ---------  --------  ---------  ----------  -----------  -----------  ----------  --------
Units outstanding at
December 31, 1991                    41,456    40,571      9,742      72,436        3,264       40,293      66,828    15,802
Contract transactions:
Transfers between funds             (14,448)      694      6,596      (6,411)         (45)         (67)      7,392      (930)
Surrenders and terminations               -      (412)         -           -            -            -        (379)        -
Other transactions                     (544)   (4,097)        63        (200)         231         (630)     (1,051)     (186)
                                   ---------  --------  ---------  ----------  -----------  -----------  ----------  --------
  Net increase (decrease)
  in units resulting from
  contract transactions             (14,992)   (3,815)     6,659      (6,611)         186         (697)      5,962    (1,116)
                                   ---------  --------  ---------  ----------  -----------  -----------  ----------  --------

Units outstanding at
December 31,1992                     26,464    36,756     16,401      65,825        3,450       39,596      72,790    14,686
                                   =========  ========  =========  ==========  ===========  ===========  ==========  ========

Accumulation unit value per unit
at December 31, 1992               $ 13.532    19.733      9.967      14.815       14.862       16.324      18.600    16.719
                                   =========  ========  =========  ==========  ===========  ===========  ==========  ========

Contract transactions:
Transfers between funds               1,266    (4,296)    (8,477)        (59)        (272)        (451)       (998)        -
Surrenders and terminations          (4,833)   (3,404)         -           -            -            -      (4,617)        -
Other transactions                     (467)       84          9        (701)          87         (533)       (934)     (175)
                                   ---------  --------  ---------  ----------  -----------  -----------  ----------  --------
  Net increase (decrease)
  in units resulting from
  contract transactions              (4,034)   (7,616)    (8,468)       (760)        (185)        (984)     (6,549)     (175)
                                   ---------  --------  ---------  ----------  -----------  -----------  ----------  --------

Units outstanding at
December 31, 1993                    22,430    29,140      7,933      65,065        3,265       38,612      66,241    14,511
                                   =========  ========  =========  ==========  ===========  ===========  ==========  ========

Accumulation unit value per unit
at December 31, 1993               $ 13.773    21.604     15.396      17.020       17.556       17.775      20.406    17.832
                                   =========  ========  =========  ==========  ===========  ===========  ==========  ========

Contract transactions:
Purchase payments                    59,285       751         67         265          419           62         654         -
Transfers between funds             (31,325)    4,606      6,162        (637)         861       (6,440)     (3,468)        -
Surrenders and terminations          (7,250)   (2,364)      (578)       (869)           -            -      (1,253)        -
Other transactions                   (5,759)   (2,338)      (143)       (444)        (177)        (520)     (2,205)     (186)
                                   ---------  --------  ---------  ----------  -----------  -----------  ----------  --------
  Net increase (decrease)
  in units resulting from
  contract transactions              14,951       655      5,508      (1,685)       1,103       (6,898)     (6,272)     (186)
                                   ---------  --------  ---------  ----------  -----------  -----------  ----------  --------

Units outstanding at
December 31, 1994                    37,381    29,795     13,441      63,380        4,368       31,714      59,969    14,325
                                   =========  ========  =========  ==========  ===========  ===========  ==========  ========

Accumulation unit value per unit
at December 31, 1994               $ 14.194    21.010     14.977      16.512       17.928       16.840      17.912    17.823
                                   =========  ========  =========  ==========  ===========  ===========  ==========  ========

Accumulation net assets at
December 31, 1994                  $530,565   625,982    201,295   1,046,519       78,309      534,051   1,074,173   255,331
                                   =========  ========  =========  ==========  ===========  ===========  ==========  ========

                                     Zero      Zero
                                    Coupon    Coupon
                                    Fund -    Fund -
                                     2000      2005
                                   --------  --------
Units outstanding at
December 31, 1991                   15,283    19,558
Contract transactions:
Transfers between funds                357         -
Surrenders and terminations              -         -
Other transactions                    (201)   (2,034)
                                   --------  --------
  Net increase (decrease)
  in units resulting from
  contract transactions                156    (2,034)
                                   --------  --------

Units outstanding at
December 31,1992                    15,439    17,524
                                   ========  ========

Accumulation unit value per unit
at December 31, 1992                18.380    19.121
                                   ========  ========

Contract transactions:
Transfers between funds                  -    (1,326)
Surrenders and terminations              -         -
Other transactions                    (190)     (156)
                                   --------  --------
  Net increase (decrease)
  in units resulting from
  contract transactions               (190)   (1,482)
                                   --------  --------

Units outstanding at
December 31, 1993                   15,249    16,042
                                   ========  ========

Accumulation unit value per unit
at December 31, 1993                21.191    23.198
                                   ========  ========

Contract transactions:
Purchase payments                        -         -
Transfers between funds                  -    (1,953)
Surrenders and terminations           (379)   (1,348)
Other transactions                    (276)     (182)
                                   --------  --------
  Net increase (decrease)
  in units resulting from
  contract transactions               (655)   (3,483)
                                   --------  --------

Units outstanding at
December 31, 1994                   14,594    12,559
                                   ========  ========

Accumulation unit value per unit
at December 31, 1994                19.614    20.821
                                   ========  ========

Accumulation net assets at
December 31, 1994                  286,240   261,513
                                   ========  ========



 5.     CONTRACT TRANSACTIONS - UNIT ACTIVITY (CONTINUED)


                                     Zero              Investment                 Adjustable   Templeton
                                    Coupon   Global       Grade        Income         U.S       Pacific      Rising
                                    Fund -   Income   Intermediate   Securities   Government     Growth    Dividends
                                     2010     Fund      Bond Fund       Fund         Fund         Fund        Fund
                                   --------  -------  -------------  -----------  -----------  ----------  ----------
Units outstanding at
December 31, 1991                    4,047      352              -            -        1,249           -           -
Contract transactions:
Transfers between funds                  -    1,311            595        1,604          474         588       1,902
Surrenders and terminations              -        -              -            -       (1,246)          -           -
Other transactions                     (79)    (101)            (7)          (6)         (67)         (2)         (3)
                                   --------  -------  -------------  -----------  -----------  ----------  ----------
  Net increase (decrease)
  in units resulting from
  contract transactions                (79)   1,210            588        1,598         (839)        586       1,899
                                   --------  -------  -------------  -----------  -----------  ----------  ----------

Units outstanding at
December 31, 1992                    3,968    1,562            588        1,598          410         586       1,899
                                   ========  =======  =============  ===========  ===========  ==========  ==========

Accumulation unit value per unit
at December 31, 1992               $19.877   12.346         13.009       14.799       11.170       9.816      10.909
                                   ========  =======  =============  ===========  ===========  ==========  ==========

Contract transactions:
Transfers between funds              3,524        -              -          527            -       9,382       1,714
Surrenders and terminations              -        -              -            -            -           -           -
Other transactions                     (84)     (25)            (6)         (21)          (7)        (44)        (37)
                                   --------  -------  -------------  -----------  -----------  ----------  ----------
  Net increase (decrease)
  in units resulting from
  contract transactions              3,440      (25)            (6)         506           (7)      9,338       1,677
                                   --------  -------  -------------  -----------  -----------  ----------  ----------

Units outstanding at
December 31, 1993                    7,408    1,537            582        2,104          403       9,924       3,576
                                   ========  =======  =============  ===========  ===========  ==========  ==========


Accumulation unit value per unit
at December 31, 1993               $24.745   14.297         14.017       17.423       11.481      14.407      10.453
                                   ========  =======  =============  ===========  ===========  ==========  ==========

Contract transactions:
Purchase payments                        -      133            100        1,334          495         998         418
Transfers between funds             (3,442)   1,607          5,385        9,100         (213)      6,850         601
Surrenders and terminations              -        -              -            -            -           -           -
Other transactions                    (162)    (102)           (65)      (2,024)         (31)     (5,137)       (121)
                                   --------  -------  -------------  -----------  -----------  ----------  ----------
  Net increase (decrease)
  in units resulting from
  contract transactions             (3,604)   1,638          5,420        8,410          251       2,711         898
                                   --------  -------  -------------  -----------  -----------  ----------  ----------

Units outstanding at
December 31, 1994                    3,804    3,175          6,002       10,514          654      12,635       4,474
                                   ========  =======  =============  ===========  ===========  ==========  ==========

Accumulation unit value per unit
at December 31, 1994               $21.866   13.483         13.978       16.208       11.374      13.042       9.952
                                   ========  =======  =============  ===========  ===========  ==========  ==========

Accumulation net assets at
December 31, 1994                  $83,178   42,818         83,891      170,404        7,427     164,784      44,527
                                   ========  =======  =============  ===========  ===========  ==========  ==========

                                                    Templeton
                                     Templeton     Developing   Templeton
                                   International     Markets      Global
                                       Equity        Equity       Growth
                                        Fund          Fund         Fund
                                   --------------  -----------  ----------
Units outstanding at
December 31, 1991                              -            -           -
Contract transactions:
Transfers between funds                        -            -           -
Surrenders and terminations                    -            -           -
Other transactions                             -            -           -
                                   --------------  -----------  ----------
  Net increase (decrease)
  in units resulting from
  contract transactions                        -            -           -
                                   --------------  -----------  ----------



Units outstanding at
December 31, 1992                              -            -           -
                                   ==============  ===========  ==========

Accumulation unit value per unit
at December 31, 1992                           -            -           -
                                   ==============  ===========  ==========

Contract transactions:
Transfers between funds                    1,375            -           -
Surrenders and terminations                    -            -           -
Other transactions                            (7)           -           -
                                   --------------  -----------  ----------
  Net increase (decrease)
  in units resulting from
  contract transactions                    1,368            -           -
                                   --------------  -----------  ----------
Units outstanding at
December 31, 1993                          1,368            -           -
                                   ==============  ===========  ==========

Accumulation unit value per unit
at December 31, 1993                      12.375            -           -
                                   ==============  ===========  ==========

Contract transactions:
Purchase payments                          2,526        2,054       2,721
Transfers between funds                    8,168        4,590       4,585
Surrenders and terminations                    -            -           -
Other transactions                          (659)        (545)       (558)
                                   --------------  -----------  ----------
  Net increase (decrease)
  in units resulting from
  contract transactions                   10,035        6,099       6,748
                                   --------------  -----------  ----------

Units outstanding at
December 31, 1994                         11,403        6,099       6,748
                                   ==============  ===========  ==========

Accumulation unit value per unit
at December 31, 1994                      12.390        9.173       9.894
                                   ==============  ===========  ==========

Accumulation net assets at
December 31, 1994                        141,293       55,951      66,760
                                   ==============  ===========  ==========

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               AND SUBSIDIARIES

                      Consolidated Financial Statements

                          December 31, 1994 and 1993

   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES








                         INDEPENDENT AUDITORS' REPORT





The Board of Directors
Allianz Life Insurance Company of North America:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America (a wholly owned subsidiary of Allianz of America, Inc.) and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1994 and 1993, and the results of their operations and changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles.

In 1994, as discussed in note 1 to the consolidated financial statements, the Company adopted the provisions of Financial Accounting Standards Board's Statement of Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities. In 1993, as discussed in notes 1, 8 and 10 to the consolidated financial statements, the Company adopted the provisions of Financial Accounting Standards Board's Statements of Financial Accounting Standards No. 106, Accounting for Postretirement Benefits Other Than Pensions; No. 109, Accounting for Income Taxes; and No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts.


                            KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 7, 1995


                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                 AND SUBSIDIARIES

                         Consolidated Financial Statements

                            Consolidated Balance Sheets

                            December 31, 1994 and 1993
                         (in thousands except share data)

Assets                                                          1994        1993
-----------------------------------------------------------  -----------  ---------
Investments:
     Fixed maturities, at amortized cost                     $    90,615  1,985,684
     Fixed maturities, at market                               1,906,208          0
     Equity securities, at market                                131,712    143,649
     Mortgage loans on real estate                               163,099    127,196
     Real estate, at cost                                          4,685      5,071
     Investment in real estate partnerships, at equity            12,551     10,566
     Certificates of deposit and short-term securities           155,307     58,963
     Policy loans                                                101,899     98,117
     Other long-term investments                                   1,117        650
                                                             -----------  ---------
               Total investments                               2,567,193  2,429,896


Cash                                                              63,883     35,488
Accrued investment income                                         34,786     34,022
Receivables (net of allowance for uncollectible
     accounts of $9,607 in 1994 and $10,560 in 1993)             111,874    123,914
Reinsurance receivable:
     Funds held on deposit                                       927,353    781,084
     Recoverable on future policy benefit reserves                35,387     28,722
     Recoverable on unpaid claims                                105,603     90,101
     Receivable on paid claims                                    26,736     20,186
Prepaid insurance premiums                                         4,317      3,606
Home office property and equipment (net of accumulated
     depreciation of $28,547 in 1994 and $26,731 in 1993)         11,612     12,983
Deferred acquisition costs                                       798,442    666,352
Federal income tax recoverable                                     3,794          0
Other assets                                                       9,344     10,685
                                                             -----------  ---------
               Assets exclusive of separate account assets     4,700,324  4,237,039

Separate account assets                                        6,965,755  5,535,243
                                                             -----------  ---------

                Total assets                                 $11,666,079  9,772,282
                                                             ===========  =========

See accompanying notes to consolidated financial statements.


                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                     AND SUBSIDIARIES

                         Consolidated Financial Statements (cont.)

                           Consolidated Balance Sheets, (cont.)

                                December 31, 1994 and 1993
                             (in thousands except share data)

Liabilities                                                            1994         1993
-----------------------------------------------------------------  ------------  ----------
Future policy benefit reserves:
     Life                                                          $ 1,022,537     989,309
     Annuity                                                         2,304,560   1,978,203
Policy and contract claims                                             355,411     322,924
Unearned premiums                                                       40,376      41,570
Reinsurance payable                                                     81,507      61,728
Current income taxes                                                         0       2,461
Deferred income taxes                                                    5,807      28,708
Accrued expenses                                                        29,065      29,210
Commissions due and accrued                                             24,190      20,874
Other policyholder funds                                                75,533      83,094
Other liabilities                                                       74,231      19,353
                                                                   ------------  ----------
          Liabilities exclusive of separate account liabilities      4,013,217   3,577,434

Separate account liabilities                                         6,965,755   5,535,243
                                                                   ------------  ----------

          Total liabilities                                         10,978,972   9,112,677
                                                                   ------------  ----------

Minority interest in subsidiary                                          7,662       8,189
                                                                   ------------  ----------

Stockholder's equity
-----------------------------------------------------------------
Common stock, $1 par value, 20,000,000 shares
     authorized, issued and outstanding                                 20,000      20,000
Preferred stock, $1 par value, cumulative, 200 million
     shares authorized, 40 million shares issued and outstanding        40,000           0
Additional paid-in capital                                             406,494     401,304

Net unrealized holding loss on available-for-sale
     securities, net of deferred federal income taxes                  (62,073)          0

Net unrealized gain on equity investments, net of
     deferred federal income taxes                                           0       9,071
Net unrealized Canadian currency loss                                   (3,787)     (2,708)
Retained earnings                                                      278,811     223,749
                                                                   ------------  ----------
          Total stockholder's equity                                   679,445     651,416
                                                                   ------------  ----------

Commitments and contingencies (Notes 7 and 12)

          Total liabilities and stockholder's equity               $11,666,079   9,772,282
                                                                   ============  ==========

See accompanying notes to consolidated financial statements.


                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                      AND SUBSIDIARIES

                         Consolidated Financial Statements (cont.)

                              Consolidated Statements of Income

                        Years Ended December 31, 1994, 1993 and 1992
                                       (in thousands)

                                                                1994       1993       1992
                                                             ----------  ---------  ---------
Revenue:
     Life insurance premiums                                 $ 234,498    217,885    228,530
     Other life policy considerations                           92,254     88,003     78,216
     Annuity considerations                                    117,029     67,202     32,716
     Accident and health premiums                              547,508    508,785    481,437
                                                             ----------  ---------  ---------
               Total premiums and considerations               991,289    881,875    820,899

     Premiums ceded                                            241,978    201,254    174,664
                                                             ----------  ---------  ---------
               Net premiums and considerations                 749,311    680,621    646,235

     Investment income, net                                    181,291    174,831    169,982
     Realized investment gains, net                                829     28,318     22,876
     Other                                                      12,703      9,347     12,851
                                                             ----------  ---------  ---------
               Total revenue                                   944,134    893,117    851,944
                                                             ----------  ---------  ---------

Benefits and expenses:
     Life insurance benefits                                   254,530    233,862    241,486
     Annuity benefits                                          128,582    111,119     98,998
     Accident and health insurance benefits                    379,122    341,676    344,067
                                                             ----------  ---------  ---------
               Total benefits                                  762,234    686,657    684,551

     Benefit recoveries                                        209,915    153,393    171,048
                                                             ----------  ---------  ---------
               Net benefits                                    552,319    533,264    513,503

     Commissions and other agent compensation                  313,715    398,161    274,760
     General and administrative expenses                       111,116    109,333     87,728

     Taxes, licenses and fees                                   22,514     25,239     20,297
     Increase in deferred acquisition costs                   (132,090)  (253,234)  (115,379)
     Minority interest in income of consolidated subsidiary        (66)         0          0
                                                             ----------  ---------  ---------
               Total benefits and expenses                     867,508    812,763    780,909
                                                             ----------  ---------  ---------

               Income from operations before income taxes       76,626     80,354     71,035
                                                             ----------  ---------  ---------

Income tax expense (benefit):
     Current                                                     5,098     30,215     14,330
     Deferred                                                   16,053     (6,496)    10,702
                                                             ----------  ---------  ---------
               Total income tax expense                         21,151     23,719     25,032
                                                             ----------  ---------  ---------

               Net income before cumulative effect of
                    changes in accounting                       55,475     56,635     46,003

Cumulative effect of changes in accounting                           0     26,875          0
                                                             ----------  ---------  ---------

               Net income                                    $  55,475     83,510     46,003
                                                             ==========  =========  =========

See accompanying notes to consolidated financial statements.


                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   AND SUBSIDIARIES

                        Consolidated Financial Statements (cont.)

                    Consolidated Statements of Stockholder's Equity

                     Years Ended December 31, 1994, 1993 and 1992
                                    (in thousands)

                                                            1994       1993      1992
                                                         ----------  --------  --------
Common stock:
     Balance at beginning and end of year                $  20,000    20,000    20,000
                                                         ----------  --------  --------

Preferred Stock:
     Balance at beginning of year                                0         0         0
     Issuance of stock during the year                      40,000         0         0
                                                         ----------  --------  --------
     Balance at end of year                                 40,000         0         0
                                                         ----------  --------  --------

Additional paid-in capital:
     Balance at beginning of year                          401,304   401,304   401,304
     Additional contribution from parent                     5,190         0         0
                                                         ----------  --------  --------
     Balance at end of year                                406,494   401,304   401,304
                                                         ----------  --------  --------

Net unrealized gain (loss) on investments:
     Balance at beginning of year                            9,071    12,071    19,594
     Cumulative effect of implementation of Statement
          No. 115, net of deferred federal income taxes     74,866         0         0
     Net unrealized loss during the year,
          net of deferred federal income taxes            (146,010)   (3,000)   (7,523)
                                                         ----------  --------  --------
     Balance at end of year                                (62,073)    9,071    12,071
                                                         ----------  --------  --------

Net unrealized Canadian currency gain (loss):
     Balance at beginning of year                           (2,708)   (1,835)    1,058


     Net unrealized loss during the year,
          net of deferred federal income taxes              (1,079)     (873)   (2,893)
                                                         ----------  --------  --------

     Balance at end of year                                 (3,787)   (2,708)   (1,835)
                                                         ----------  --------  --------

Retained earnings:
     Balance at beginning of year                          223,749   140,239   114,236
     Net income                                             55,475    83,510    46,003
     Cash dividend to stockholder                             (413)        0   (20,000)
                                                         ----------  --------  --------
     Balance at end of year                                278,811   223,749   140,239
                                                         ----------  --------  --------

                    Total stockholder's equity           $ 679,445   651,416   571,779
                                                         ==========  ========  ========

See accompanying notes to consolidated financial statements.



                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                     AND SUBSIDIARIES

                         Consolidated Financial Statements (cont.)

                           Consolidated Statements of Cash Flows

                       Years Ended December 31, 1994, 1993 and 1992
                                      (in thousands)

                                                              1994       1993       1992
                                                           ----------  ---------  ---------
Cash flows used in operating activities:
     Net income                                            $  55,475     83,510     46,003
                                                           ----------  ---------  ---------

       Adjustments to reconcile net income to net
          cash used in operating activities:
          Realized (gains) on investments                       (829)   (28,318)   (22,876)
          Deferred federal income tax (benefit) expense       16,053     (6,496)    10,702
          Cumulative effect of changes in accounting               0    (26,875)         0
          Charges to policy account balances                (125,488)  (105,912)   (83,935)

          Interest credited to policy account balances       150,490    147,983    134,516
          Change in:
               Future policy benefit reserves                 20,791     (9,557)    (1,489)
               Policy and contract claims                     25,072     40,211     16,673
               Deferred acquisition costs                   (132,090)  (253,234)  (115,379)
               Deferred tax liability                              0     15,936          0
          Receivables                                         12,040    (20,206)     3,389
          Reinsurance receivables                            (93,453)  (107,809)  (177,920)
          Reinsurance payable                                 19,779     31,653      7,374
          Unearned premiums                                   (1,194)    (2,111)     2,211
          Commissions due and accrued                          3,316      1,461       (519)
          Accrued expenses and other liabilities              54,626     14,657      1,464
          Current taxes                                       (6,255)     1,085       (410)
          Accrued investment income                             (764)    (2,725)    (3,914)
          Depreciation and amortization                      (11,498)    (7,681)      (816)
          Other, net                                             (86)     2,303      9,266
                                                           ----------  ---------  ---------
                    Total adjustments                        (69,490)  (315,635)  (221,663)
                                                           ----------  ---------  ---------

                    Net cash used in operating activities    (14,015)  (232,125)  (175,660)
                                                           ----------  ---------  ---------

See accompanying notes to consolidated financial statements.



                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                        AND SUBSIDIARIES

                         Consolidated Financial Statements (cont.)

                        Consolidated Statements of Cash Flows, (cont.)

                          Years Ended December 31, 1994, 1993 and 1992
                                         (in thousands)

                                                                 1994        1993        1992
                                                              ----------  -----------  ---------
Cash flows used in investing activities:
     Purchase of fixed maturities, at amortized cost          $       0   (1,191,749)  (863,085)
     Purchase of fixed maturities, at market                   (928,532)           0          0
     Purchase of equity securities                             (145,267)    (205,345)  (282,780)
     Purchase of other long-term investments                       (467)        (650)    (6,600)

     Funding of mortgage loans                                  (64,808)     (20,097)    (3,379)
     Sale of fixed maturities, at amortized cost                      0      666,893    374,388
     Sale of fixed maturities, at market                        791,659            0          0
     Matured or redeemed fixed maturities, at amortized cost      4,342      314,223    223,459
     Matured fixed maturities, at market                         32,508            0          0
     Sale of equity securities                                  150,347      217,524    247,407
     Repayment of mortgage loans                                 28,206       15,989     29,776
     Sale of minority interest in subsidiary                          0        8,189          0
     Net change in certificates of deposit and
          short-term securities                                 (96,344)      33,330    (61,614)
     Other                                                       (6,232)         782       (701)
                                                              ----------  -----------  ---------

                    Net cash used in investing activities      (234,588)    (160,911)  (343,129)
                                                              ----------  -----------  ---------


Cash flows used in financing activities:
     Policyholders' deposits to account balances              $ 526,918      639,633    606,525
     Policyholders' withdrawals from account balances          (235,309)    (164,911)  (118,786)
     Change in assets held under reinsurance agreements         (59,349)     (75,658)    68,901
     Net change in mortgage notes payable                           (39)         (36)       (33)
     Additional paid-in capital from parent                       5,190            0          0
     Sale of preferred stock                                     40,000            0          0
     Cash dividends paid                                           (413)           0    (20,000)
                                                              ----------  -----------  ---------

                    Net cash used in financing activities       276,998      399,028    536,607
                                                              ----------  -----------  ---------

                    Net change in cash                           28,395        5,992     17,818

Cash at beginning of year                                        35,488       29,496     11,678
                                                              ----------  -----------  ---------

 Cash at end of year                                          $  63,883       35,488     29,496
                                                              ==========  ===========  =========

See accompanying notes to consolidated financial statements.

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                              AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1994, 1993 and 1992
                                (in thousands)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, Preferred Life Insurance Company of New York and Canadian American Financial Corporation and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

RECOGNITION OF TRADITIONAL LIFE, GROUP LIFE AND GROUP ACCIDENT AND HEALTH
REVENUE

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

RECOGNITION OF NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY REVENUE

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

DEFERRED ACQUISITION COSTS

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1994, 1993 and 1992 were $108,676, $72,431 and $57,264, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions are graded from 9% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31, 1994 and 1993.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses on accident and health and life insurance policies that have been reported but not yet paid and incurred but not yet reported as of December 31.

REINSURANCE

Effective January 1, 1993, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. Pursuant to SFAS No. 113, insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

INVESTMENTS

On January 1, 1994, the Company adopted SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities which addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are classified in one of three categories. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and are reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either "held-to-maturity securities" or "trading securities" are classified as "available-for-sale securities" and are reported at fair value, with unrealized gains and losses reported in a separate component of stockholders' equity, net of deferred taxes. SFAS No. 115 does not permit retroactive application of its provisions. The Company classified the majority of its investment portfolio as "available-for-sale securities" with a limited number of securities classified as "held-to-maturity" at January 1, 1994.

In 1993, prior to adoption of SFAS No. 115, investments in fixed maturities and nonredeemable preferred stocks were carried at amortized cost reduced by a provision for loss due to declines in value expected to be other than temporary. Common stocks were reflected at market value. Unrealized gains or losses on investments in common stocks, net of deferred income taxes, were reflected directly in stockholder's equity.

Short-term investments are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances.

Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. Investments in real estate are reflected at the lower of cost or market value. Real estate occupied by the Company is reflected at cost, less accumulated depreciation. Investments in real estate, exclusive of land, are being depreciated on a straight-line basis over estimated useful lives ranging from 3 to 30 years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1994 and 1993, investments with a carrying value of $44,337 and $35,577, respectively, were held on deposit with various insurance departments as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

SEPARATE ACCOUNTS

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate accounts assets were determined using the market value of the investments held in segregated fund accounts. Fair values of separate accounts liabilities were determined using the cash surrender values of the contractholder's account.

INCOME TAXES

Effective January 1, 1993, the Company adopted SFAS No. 109, Accounting for Income Taxes. The primary provision of SFAS No. 109 is the change from the deferred method of accounting for income taxes to the asset and liability method. The Company implemented the change in accounting principle in 1993 which resulted in a one-time cumulative adjustment to increase income by $30,881 determined as of January 1, 1993. The 1992 financial statements were not restated to apply the provisions of this Statement.

Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under SFAS No. 109, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Under the deferred method of accounting for income taxes prescribed by the Accounting Principles Board (APB) Opinion 11, which was applied in 1992 and prior years, deferred income taxes were recognized for income and expense items reported in different years for financial reporting purposes and income tax purposes, using the tax rate in effect for the year of the calculation. Under the deferred method, deferred taxes were not adjusted for subsequent changes in tax rates.

RECEIVABLES

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ACCOUNTING CHANGES

The impact of implementation of SFAS No. 115 in 1994 was an increase in equity of $74,866 at January 1, 1994.

The table below presents the cumulative effect of changes, net of tax, in accounting principles implemented in 1993 on after tax net income:


SFAS No. 106                                     $(4,006)
SFAS No. 109                                      30,881
                                                 --------

Total cumulative effect on after tax net income
     of changes in accounting principles         $26,875
                                                 ========

(2) BUSINESS COMBINATION

On May 31, 1993, the Company acquired the majority of the assets and liabilities of Fidelity Union Life Insurance Company (FULICO), a wholly owned subsidiary of AZOA, through an assumption reinsurance arrangement. FULICO remained in existence retaining only its corporate charter and those assets necessary to maintain its charter and licenses to conduct life insurance and annuity business until it was sold in 1994.

The Company accounted for this transaction as an "as-if pooling of interests" involving the combination of entities under the common control of AZOA. Accordingly, all financial data for periods prior to May 31, 1993 were restated to include the operations of FULICO and all intercompany transactions were eliminated.

Total revenues and net income, before adoption of any changes in accounting, of the separate companies for the five months ended May 31, 1993 and for the year ended December 31, 1992 were:



                                 Allianz Life   FULICO   Combined
                                 -------------  -------  --------
Five months ended May 31, 1993:
     Total revenue               $     309,159   78,814   387,973
     Net income                         19,224   12,944    32,168

Year ended December 31, 1992:
     Total revenue               $     685,997  165,947   851,944
     Net income                         28,571   17,432    46,003


(3) INVESTMENTS

Investments at December 31, 1994 consist of:



                                                                                Amount
                                                        Amortized   Estimated  shown on
                                                           cost      market     balance
                                                         or cost      value      sheet
                                                        ----------  ---------  ---------
Fixed maturities - held-to-maturity:
     Corporate securities                               $   90,615     85,559     90,615

Fixed maturities - available-for-sale:
     U.S. government                                       495,048    463,694    463,694
     States and political subdivisions                         519        498        498
     Foreign government                                     44,818     43,494     43,494
     Public utilities                                       79,170     80,002     80,002
     Corporate securities                                1,099,623  1,042,867  1,042,867
     Mortgage backed securities                            228,894    221,079    221,079
     Collateralized mortgage obligations                    57,739     54,574     54,574
                                                        ----------  ---------  ---------

          Total fixed maturities                         2,096,426  1,991,767  1,996,823
                                                        ----------  ---------  ---------

Equity securities - available-for-sale:
     Common stocks:
          Public utilities                                   4,001      3,938      3,938
          Banks, trusts and insurance companies              4,202      3,700      3,700
          Industrial and miscellaneous                     111,351    116,798    116,798
      Nonredeemable preferred stocks                         7,494      7,276      7,276
                                                        ----------  ---------  ---------

          Total equity securities                          127,048    131,712    131,712
                                                        ----------  ---------  ---------

Other investments:
     Mortgage loans on real estate                         163,099  XXXXXXXXX    163,099
     Real estate:
          Investment properties                              4,685  XXXXXXXXX      4,685
          Partnerships                                      12,551  XXXXXXXXX     12,551
     Certificates of deposit and short-term securities     155,307  XXXXXXXXX    155,307

     Policy loans                                          101,899  XXXXXXXXX    101,899
     Other long-term investments                             1,117  XXXXXXXXX      1,117
                                                        ----------  ---------  ---------

          Total other investments                          438,658  XXXXXXXXX    438,658
                                                        ----------  ---------  ---------

          Total investments                             $2,662,132  XXXXXXXXX  2,567,193
                                                        ==========  =========  =========


At December 31, 1994 and 1993, the amortized cost, gross unrealized gains, gross unrealized losses and estimated market values of marketable securities are as follows:



                                          Amortized     Gross       Gross     Estimated
                                             cost     unrealized  unrealized   market
                                           or cost      gains       losses      value
                                          ----------  ----------  ----------  ---------
1994:
Held-to-maturity:
     Corporate securities                 $   90,615         110       5,166     85,559
                                          ----------  ----------  ----------  ---------
         Total held-to-maturity               90,615         110       5,166     85,559
                                          ----------  ----------  ----------  ---------

Available-for-sale:
     U.S. government                         495,048          49      31,403    463,694
     States and political subdivisions           519           3          24        498
     Foreign government                       44,818         562       1,886     43,494
     Public utilities                         79,170       1,154         322     80,002
     Corporate securities                  1,099,623       7,034      63,790  1,042,867
     Mortgage backed securities              228,894           0       7,815    221,079
     Collateralized mortgage obligations      57,739           0       3,165     54,574
                                          ----------  ----------  ----------  ---------
         Total fixed maturities            2,005,811       8,802     108,405  1,906,208
     Equity securities                       127,048      18,556      13,892    131,712
                                          ----------  ----------  ----------  ---------
         Total available-for-sale          2,132,859      27,358     122,297  2,037,920
                                          ----------  ----------  ----------  ---------


         Total                            $2,223,474      27,468     127,463  2,123,479
                                          ==========  ==========  ==========  =========

1993:
Available-for-sale:
     U.S. government                      $  374,160      15,416       1,847    387,729
     States and political subdivisions           519          14           0        533
     Foreign government                      161,190       9,109          62    170,237
     Public utilities                        108,955      11,694           0    120,649
     Corporate securities                  1,206,417      86,149       6,307  1,286,259
     Mortgage backed securities               72,002       4,928           0     76,930
     Collateralized mortgage obligations      62,441         389       1,114     61,716
                                          ----------  ----------  ----------  ---------
         Total fixed maturities            1,985,684     127,699       9,330  2,104,053
     Common stock                            123,229      23,454       9,203    137,480
     Preferred stock                           6,169         689         136      6,722
                                          ----------  ----------  ----------  ---------

         Total                            $2,115,082     151,842      18,669  2,248,255
                                          ==========  ==========  ==========  =========


The change in unrealized losses on available-for-sale securities was $(214,245) and the change in unrealized losses on held-to-maturity securities was $(8,783) for the year ended December 31, 1994.

The changes in unrealized gains (losses) from fixed maturities were $33,645 and $(17,852) for the years ended December 31, 1993 and 1992, respectively.

The changes in unrealized gains (losses) in equity investments, which include common stocks and nonredeemable preferred stocks, and other investments were $(9,587), $(2,468) and $(11,398) for the years ended December 31, 1994, 1993 and 1992, respectively.

The amortized cost and estimated market value of fixed maturities at December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                             Amortized    Estimated
                                                cost     market value
                                             ----------  ------------
Held-to-maturity:
     Due in one year or less                 $    6,000         5,850
     Due after one year through five years       11,000        11,110
     Due after five years through ten years      67,615        63,185
     Due after ten years                          6,000         5,414
                                             ----------  ------------

     Totals                                  $   90,615        85,559
                                             ==========  ============

Available-for-sale:
     Due in one year or less                 $   42,793        43,097
     Due after one year through five years      489,443       480,623
     Due after five years through ten years     885,459       834,011
     Due after ten years                        359,222       327,399
     Mortgage backed securities                 228,894       221,078
                                             ----------  ------------

     Totals                                  $2,005,811     1,906,208
                                             ==========  ============


Proceeds from sales of investments in available-for-sale securities during 1994 were $791,659. Gross gains of $14,615 and gross losses of $17,327 were realized on sales of available-for-sale securities in 1994, related taxes were $0. Proceeds from redemptions of held-to-maturity securities during 1994 were $4,342 with no gain or loss realized on the transactions. Proceeds from sales of fixed maturity securities in 1993 and 1992 were $666,893 and $374,388, respectively. Gross gains of $25,229 and $18,651 and gross losses of $2,102 and $54 were realized on sales of fixed maturities in 1993 and 1992, respectively. Related taxes were $8,094, and $6,323 in 1993 and 1992, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:



                                       1994     1993     1992
                                     --------  -------  -------
Fixed maturities, at amortized cost  $     0   23,127   18,597
Fixed maturities, at market           (2,712)       0        0
Equity securities                      2,745    5,876    4,129
Mortgage loans                        (1,667)    (189)  (1,069)
Real estate                            2,067     (513)   1,091
Other                                    396       17      128
                                     --------  -------  -------
          Net gains before taxes         829   28,318   22,876

Tax expense on net realized gains        352   10,329    7,819
                                     --------  -------  -------

          Net gains after taxes      $   477   17,989   15,057
                                     ========  =======  =======


The Company may enter into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sells certain securities for delivery in the current month and simultaneously contracts with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities sold. As of December 31, 1994, mortgage backed securities underlying the agreements are carried at market values of $58,174 and other liabilities includes $58,150 for funds received under these agreements. Average balances outstanding during 1994 were $66,110 and weighted average interest rates were 6.5%. The agreements at December 31, 1994 mature within 2 months. The agreements may be rolled over into new agreements at maturity by mutual consent of the Company and the dealers.

The Company participates in a securities lending program that is administered by Allianz Investment Corporation. Under this program, the Company loans U.S. Treasury Notes to qualified third parties. The Company obtains collateral for the loan equal to 102 percent of the estimated market value and accrued interest of the loaned securities and receives a portion of the interest earned on the collateral. In addition, the Company maintains full ownership rights to the securities loaned, including investment income and has the ability to sell the securities while they are on loan with the consent of the borrower. As of December 31, 1994, the estimated market value of the loaned securities was $110,063, collateralized by investments in FNMA securities.

The valuation allowances at December 31, 1994, 1993 and 1992 and the changes in the allowance for the years then ended are summarized as follows:



                                  Beginning                            End
                                   of year    Additions  Reductions  of year
                                  ----------  ---------  ----------  -------
December 31, 1994:
     Mortgage loans               $   12,450      1,598       1,598   12,450
     Investment in real estate         1,550          0           0    1,550
                                  ----------  ---------  ----------  -------

Total valuation allowance         $   14,000      1,598       1,598   14,000
                                  ==========  =========  ==========  =======

December 31, 1993:
     Mortgage loans               $   13,602          0       1,152   12,450
     Investment in real estate         1,854        973       1,277    1,550
                                  ----------  ---------  ----------  -------

Total valuation allowance         $   15,456        973       2,429   14,000
                                  ==========  =========  ==========  =======

December 31, 1992:
     Mortgage loans               $   18,583        485       5,466   13,602
     Investment in real estate         1,854          0           0    1,854
     Other long-term investments         428          0         428        0
                                  ----------  ---------  ----------  -------

 Total valuation allowance        $   20,437        485       5,466   15,456
                                  ==========  =========  ==========  =======


Major categories of net investment income for the respective years ended December 31 are:


                                            1994     1993     1992
                                          --------  -------  -------
Interest:
     Fixed maturities, at amortized cost  $141,611  142,814  130,239
     Fixed maturities, at market             6,966        0        0
     Mortgage loans                         13,706   12,764   15,357
     Policy loans                            6,329    6,404    5,840
     Short-term investments                  3,012    4,159    6,586
Dividends:
     Preferred stock                           495      231      149
     Common stock                            2,673    2,496    2,055
Rental income on real estate                 3,135    2,540    2,899
Interest on assets held by reinsurers       10,470   10,074   10,207
Other                                          577    1,131    5,485
                                          --------  -------  -------
          Total investment income          188,974  182,613  178,817

Investment expenses                          7,683    7,782    8,835
                                          --------  -------  -------

          Net investment income           $181,291  174,831  169,982
                                          ========  =======  =======



(4) SUMMARY TABLE OF FAIR VALUE DISCLOSURES



                                                            1994        1994        1993        1993
                                                          Carrying      Fair      Carrying      Fair
                                                           Amount      Value       Amount      Value
                                                         ----------  ----------  ----------  ----------
Financial assets
-------------------------------------------------------
     Fixed maturities, at amortized cost:
          U.S. Government                                $        0  $        0  $  374,160  $  387,729
          States and political subdivisions                       0           0         519         533
          Foreign governments                                     0           0     161,190     170,237
          Public utilities                                        0           0     108,955     120,649

          Corporate securities                               90,615      85,559   1,206,417   1,286,259
          Mortgage backed securities                              0           0      72,002      76,930
          Collateralized mortgage obligations                     0           0      62,441      61,716
     Fixed maturities, at market:
          U.S. Government                                   463,694     463,694           0           0
          States and political subdivisions                     498         498           0           0
          Foreign governments                                43,494      43,494           0           0
          Public utilities                                   80,002      80,002           0           0
          Corporate securities                            1,042,867   1,042,867           0           0
          Mortgage backed securities                        221,079     221,079           0           0
          Collateralized mortgage obligations                54,574      54,574           0           0
     Equity securities                                      131,712     131,712     143,649     144,202
     Mortgage loans                                         163,099     162,903     127,196     133,872
     Short-term investments                                 155,307     155,307      58,963      58,963
     Policy loans                                           101,899     101,899      98,117      98,117
     Other long-term investments                              1,117       1,117         650         650
     Receivables                                            111,874     111,874     123,914     123,914
     Separate accounts assets                             6,965,755   6,965,755   5,535,243   5,535,243

Financial liabilities

     Investment contracts                                 2,753,304   2,319,872   1,921,650   1,605,135
     Separate account liabilities                         6,965,755   6,715,730   5,535,243   5,340,781

Financial instruments

     Commitments to purchase mortgage backed securities           0           0      78,323      78,323


See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(5) RECEIVABLES

Receivables at December 31 consist of the following:



                                     1994     1993
                                   --------  -------
Premiums due                       $ 76,840   80,732
Agents balances                       7,299   13,217
Related party receivables             1,516    3,893

Reinsurance commission receivable    13,723    9,988
Scholarship enrollment fees           6,753    5,933
Due from administrators               2,674    6,373
Other                                 3,069    3,778
                                   --------  -------

     Total receivables             $111,874  123,914
                                   ========  =======



(6) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1994 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long-term care, hospital indemnity and AIDS reserves of $11,149, $8,742 and $7,247 in 1994, 1993 and 1992, respectively, is summarized as follows:



                                                     1994       1993     1992
                                                   ---------  --------  -------
Balance at January 1, net of reinsurance
     recoverables of $86,551, $91,303 and $64,295  $170,123   168,872   156,414

Incurred related to:
     Current year                                   230,995   226,815   225,329
     Prior years                                     (7,290)   (8,432)      899
                                                   ---------  --------  -------
Total incurred                                      223,705   218,383   226,228
                                                   ---------  --------  -------


Paid related to:
     Current year                                    82,338    84,172    80,015
     Prior years                                    126,462   132,960   133,755
                                                   ---------  --------  -------
Total paid                                          208,800   217,132   213,770
                                                   ---------  --------  -------

Balance at December 31, net of reinsurance
     recoverables of $96,090, $86,551 and $91,303  $185,028   170,123   168,872
                                                   =========  ========  =======


There were no significant adjustments to accident and health claim liabilities resulting from changes in estimates of benefits related to prior years.


(7) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1994 are $867,605 and $82,600 recoverable from insurers who, as of December 31, 1994, were both rated A+ by Best's Insurance Reports. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.


Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:



                                                                                    Percentage
                                                  Assumed      Ceded                 of amount
                                       Gross     from other  to other      Net        assumed
Year ended                            amount     companies   companies    amount      to net
----------------------------------  -----------  ----------  ---------  ----------  -----------
December 31, 1994:
Life insurance in force             $39,789,859  24,411,513  6,893,030  57,308,342        42.6%
                                    -----------  ----------  ---------  ----------  -----------

Premiums:
     Life insurance and annuities       346,567      97,214     40,154     403,627        24.1%
     Accident and health insurance      388,760     158,748    201,824     345,684        45.9%
                                    -----------  ----------  ---------  ----------  -----------

          Total premiums                735,327     255,962    241,978     749,311        34.2%
                                    ===========  ==========  =========  ==========  ===========

December 31, 1993:
Life insurance in force             $39,784,564  21,861,833  6,297,943  55,348,454        39.5%
                                    -----------  ----------  ---------  ----------  -----------

Premiums:
     Life insurance and annuities       287,060      86,030     47,306     325,784        26.4%
     Accident and health insurance      365,894     142,891    153,948     354,837        40.3%
                                    -----------  ----------  ---------  ----------  -----------

          Total premiums                652,954     228,921    201,254     680,621        33.6%
                                    ===========  ==========  =========  ==========  ===========

December 31, 1992:
Life insurance in force             $42,573,771  22,113,198  5,978,013  58,708,956        37.7%
                                    -----------  ----------  ---------  ----------  -----------

Premiums:
     Life insurance and annuities       244,320      95,142     34,806     304,656        31.2%
     Accident and health insurance      384,373      97,064    139,858     341,579        28.4%
                                    -----------  ----------  ---------  ----------  -----------

          Total premiums                628,693     192,206    174,664     646,235        29.7%
                                    ===========  ==========  =========  ==========  ===========

Of the amounts ceded to others, the Company ceded life insurance inforce of $86,055, $30,841 and $17,189 in 1994, 1993 and 1992, respectively, and life insurance premiums earned of $203, $98 and $4 in 1994, 1993 and 1992, respectively, to its affiliate Allianz Aktiengesellshaft. In addition, the Company ceded accident and health premiums earned of $12,256, $8,966 and $1,348 in 1994, 1993 and 1992, respectively, to its affiliate Allianz Versicherungs.


(8) INCOME TAXES

As discussed in note 1, the Company adopted SFAS No. 109 as of January 1, 1993 and the $30,881 cumulative effect of this change is reported in the 1993 Consolidated Statement of Income. The 1992 financial statements have not been restated to apply the provisions of SFAS No. 109. In accordance with SFAS No. 109, all balances related to previous business combinations accounted for under the purchase method, pursuant to APB Opinion 16, were written off with the adoption of SFAS No. 109. The effect of this write-off, which is included in the $30,881 above, was a net decrease in liabilities of $21,869.

INCOME TAX EXPENSE

Total income tax expense (benefit) for the years ended December 31, 1994, 1993 and 1992 are as follows:



                                                                      1994       1993     1992
                                                                    ---------  --------  -------
Income tax expense attributable to operations:
     Current tax expenses                                           $  5,098    30,215   14,330
                                                                    ---------  --------  -------

     Deferred tax (benefit) expense                                   16,053   (10,847)  10,702
     Benefit of operating loss carryforwards                               0     3,406        0
     Adjustment of deferred tax assets and
          liabilities for enacted change in tax rates                      0       945        0
                                                                    ---------  --------  -------

          Total deferred tax (benefit) expense                        16,053    (6,496)  10,702
                                                                    ---------  --------  -------

Total income tax expense attributable to operations                 $ 21,151    23,719   25,032

Income tax effect on equity:

     Income tax allocated to cumulative effect of
          adoption of SFAS No. 106                                         0    (2,064)       0

     Income tax allocated to stockholder's equity:
          Adoption of SFAS No. 115                                    40,312         0        0
          Attributable to unrealized gains and losses for the year   (79,201)       62   (5,432)
                                                                    ---------  --------  -------

Total income tax effect on equity                                   $(17,738)   21,717   19,600
                                                                    =========  ========  =======


COMPONENTS OF INCOME TAX EXPENSE

Income tax expense computed at the statutory rate of 35% in 1994 and 1993 and 34% in 1992, varies from tax expense reported in the Consolidated Statements of Income for the respective years ended December 31 as follows:



                                                             1994     1993     1992
                                                           --------  -------  -------
Income tax expense computed at the statutory rate          $26,819   28,125   24,151
Dividends received deductions and tax-exempt interest       (3,967)  (2,189)  (1,653)
Foreign tax                                                    (79)  (1,324)     250
Interest on tax deficiency                                    (716)     528      (91)
Impact of statutory rate change on deferred tax liability        0      945        0
Acquisition adjustments to future policy benefits                0        0    1,948
Utilization of net operating loss and alternative
     minimum tax credits                                         0   (2,549)       0
Other                                                         (906)     183      427
                                                           --------  -------  -------

          Income tax expense as reported                   $21,151   23,719   25,032
                                                           ========  =======  =======


COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31, 1994 and 1993 are as follows:



                                                                           1994     1993
                                                                         --------  -------
Deferred tax assets:
     Provision for post retirement benefits                              $  1,885    2,147
     Allowance for uncollectible accounts                                   2,961    3,325
     Policy reserves                                                      188,602  166,508
     Unrealized losses on investments in available for sale securities     35,584        0
                                                                         --------  -------

          Total deferred tax assets                                       229,032  171,980
                                                                         --------  -------

Deferred tax liabilities:
     Deferred acquisition costs                                           229,577  194,942
     Net unrealized gain                                                        0    3,305
     Other                                                                  5,262    2,441
                                                                         --------  -------

          Total deferred tax liabilities                                  234,839  200,688
                                                                         --------  -------

Net deferred tax liability                                               $  5,807   28,708
                                                                         ========  =======


The Company has determined it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income.

DEFERRED TAX EXPENSE UNDER PREVIOUS ACCOUNTING RULES

The components of deferred income tax expense for the year ended December 31, 1992 computed in accordance with APB Opinion 11 were as follows:



Acquisition costs and future policy benefits  $   651
Foreign income                                  1,628

Investment income                               1,330
Tax allocation adjustments                      7,711
Other                                            (618)
                                              --------

      Total deferred income tax expense       $10,702
                                              ========


As of December 31, 1994, the Company had no tax loss carryforwards or alternative minimum tax credits.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $15,162, $28,465 and $15,511 in 1994, 1993 and 1992, respectively. At December 31, 1994 the Company has a tax recoverable from AZOA of $5,095 and a payable to Revenue Canada Taxation of $1,301. At December 31, 1993 the Company had a tax payable to AZOA of $5,259 and a recoverable from Revenue Canada Taxation of $2,798.


(9) RELATED PARTY TRANSACTIONS

In March 1994, AZOA contributed additional paid-in capital to the Company of $5,190.

In June 1994, the Company authorized 200 million shares of preferred stock with a par value of $1 per share. The preferred stock is issued in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. The Company currently has 40 million shares issued and outstanding. In June 1994, the Company issued 25 millions shares of Series A preferred stock with a dividend rate of 6.4% to AZOA for $25,000. In December 1994, the Company issued 15 million shares of Series B preferred stock with a dividend rate of 6.95% to AZOA for $15,000.

In December 1993, AZOA purchased 400 non-voting common shares in the Company's subsidiary, Canadian American Financial Corporation, for $8,189. The acquisition of the shares reduced the Company's equity ownership to 71% but the Company maintains its ownership interest in voting common shares of 100%.

As of December 31, 1994 and 1993, Allianz Real Estate (AzRE), a wholly owned subsidiary of AZOA, owned 100% of the stock of certain corporations whose assets include mortgage loans issued by the Company amounting to $12,100 and $17,900, respectively. Included in the mortgage loans are properties originally foreclosed upon by the Company of which the balances at December 31, 1994 and 1993 are $4,575 and $10,400, respectively.


Allianz Investment Corporation (AIC) manages the Company's investment portfolio. The Company paid AIC $1,285, $1,207 and $1,505 in 1994, 1993 and 1992, respectively, for investment advisory fees. The Company's liability to AIC was $0 and $102 at December 31, 1994 and 1993, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $4,228, $4,715 and $2,400 in 1994, 1993 and 1992, respectively. The Company's liability for data center charges was $457 and $0 at December 31, 1994 and 1993, respectively.

The Company reimbursed AZOA $817, $339, and $285 in 1994, 1993 and 1992, respectively, for certain administrative services performed. The Company's liability to AZOA was $264, and $186 at December 31, 1994 and 1993, respectively.

(10) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $918, $1,363 and $1,885 in 1994, 1993 and 1992, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz
Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. In 1994, the Company matched 50%. Any additional match for 1994 plan participants will be determined during 1995. In 1993 and 1992, the total Company match was 100%. All employees, excluding agents, are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation.

It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $1,266, $1,270 and $1,150 in 1994, 1993 and 1992, respectively, towards planned contributions.

The Company sponsors an asset accumulation plan for field agents. Under the Plan provisions, the Company will match 100% of eligible agents' contributions up to a maximum of 3% of a participant's compensation. Agents are eligible to participate after one year under a statutory career agent contract and are fully vested in the Company's matching contribution after five years of service. The Plan will accept participant's pretax or after tax contributions up to 10% of participant's compensation. It is the Company's policy to fund the Plan costs as accrued. Total Company contributions to the Plan were $386, $319, and $439 in 1994, 1993 and 1992, respectively.

The Company adopted SFAS No. 106, effective January 1, 1993 which requires benefits paid to retirees, other than pension benefits, to be accrued. The transition obligation associated with this adoption was $4,006, which is net of $2,064 tax benefit. The Company's current plan obligation is $5,386 and the liability is included in "Other liabilities" in the accompanying balance sheet.


(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded in determining statutory policyholders' surplus. These items include, among other, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life policy and annuity benefit reserves are calculated using more conservative assumptions with no provisions for withdrawals for statutory accounting.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31, 1994 are as follows:



                                                         Stockholder's      Net
                                                            equity        income
                                                        ---------------  ---------
Statutory basis                                         $      294,335      6,895
Adjustments:
     Change in reserve basis                                  (339,283)  (109,473)
     Deferred acquisition costs                                798,442    132,090
     Net deferred taxes                                         (5,807)   (16,053)
     Statutory asset valuation reserve                          59,169
     Statutory interest maintenance reserve                     16,305     (4,768)
     Modified coinsurance reinsurance                          (51,947)    44,920
     Unrealized losses on investments                          (99,408)
     Nonadmitted assets                                          2,302
     Other                                                       5,337      1,864
                                                        ---------------  ---------

          As reported in the accompanying consolidated
               financial statements                     $      679,445     55,475
                                                        ===============  =========


The Company is required to meet minimum statutory capital and surplus requirements. The statutory capital and surplus as of December 31, 1994 and 1993 was $294,335 and $245,712, respectively, which is in compliance with these requirements. Statutory income for the years ended December 31, 1994, 1993 and 1992 was $6,895, $657 and $13,381. The maximum amount of dividends which can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds shall be determined in accordance with the accounting procedures and practices governing preparation of its annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. In 1994 the Company paid dividends on preferred stock in the amount of $413 to AZOA. Dividends of $22,571 could be paid in 1995 without prior approval of the Commissioner of Commerce.

REGULATORY RISK BASED CAPITAL

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:



                           Ratio of total adjusted capital to
                          authorized control level risk-based
Regulatory Event            capital (less than or equal to)
------------------------  ------------------------------------
Company action level           2 (or 2.5 with negative trends)
Regulatory action level                    1.5
Authorized control level                    1
Mandatory control level                    0.7


The Company met the minimum risk-based capital requirements for the years ended December 31, 1994 and 1993.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. Furthermore, the NAIC has a project to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1995, will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which could have a significant impact on its statutory financial statements.


(12) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of
unaffiliated  insurance  companies.    Provision has been made for assessments
currently received and assessments anticipated for known insolvencies.

In December 1994, the Company approved a plan to discontinue support of its individual agency field force and to make strategic changes in administrative operations. Costs expected to be incurred in 1995 for terminations and restructuring as specific actions are determined and communicated have not yet been determined.

In December 1994, the Company approved a plan to enter into a joint marketing agreement and expanded reinsurance arrangement with an unrelated insurance entity covering existing products of each company as well as new products. In conjunction therewith, the Company will provide the other insurance entity with $30,000 in exchange for a fifteen year convertible debenture, paying 5% interest for the first five years with the interest rate reset annually thereafter at the one-year LIBOR plus 1%.


(13) FOREIGN CURRENCY TRANSLATION



                                                                              1994     1993     1992
                                                                            --------  -------  -------
Beginning amount of cumulative translation adjustments                      $(2,708)  (1,835)   1,058
                                                                            --------  -------  -------

Ending amount of cumulative translation adjustments                          (3,787)  (2,708)  (1,835)
                                                                            --------  -------  -------

Aggregate adjustment for the period resulting from translation adjustments   (1,659)  (1,746)  (4,360)

Amount of income tax benefit for period related to aggregate adjustment         580      873    1,467
                                                                            --------  -------  -------

     Net aggregate translation included in equity                           $(1,079)    (873)  (2,893)
                                                                            ========  =======  =======

Canadian foreign exchange rate at end of year                                0.7129   0.7554   0.7865



(14) ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

In May 1993, the Financial Accounting Standards Board issued SFAS No. 114, Accounting by Creditors for Impairment of a Loan, and SFAS No. 118, an amendment to SFAS No. 114, which are effective for fiscal years beginning after December 15, 1994. These Statements require impaired loans within the scope of the Statements to be measured based on the present value of expected future cash flows discounted at the loan's original effective interest rate, the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent. The impact of adoption of these Statements on the financial position of the Company has not been determined.


(15) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 1994, 1993 and 1992:



                          As            of       December      31           For           the        years         ended
                     ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------
                                      Future                                                       Benefits,
                                      policy                 Other        Premium                    claims    Amortization
                       Deferred     benefits,                policy       revenue                   losses,     of deferred
                        policy       losses,               claims and    and other        Net         and         policy
                     acquisition    claims and   Unearned   benefits      contract     investment  settlement   acquisition
                        costs      loss expense  premiums   payable    considerations    income     expenses     costs (a)
                     ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------
1994:
Life                 $    188,390     1,022,537     6,012      63,728         291,174      78,100     223,355         6,889
Accident and health        14,772             0    34,364     291,323         345,684      17,023     236,614         1,797


Annuities                 595,280     2,304,560         0         360         112,453      86,168      92,350      (140,776)
                     ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------

                     $    798,442     3,327,097    40,376     355,411         749,311     181,291     552,319      (132,090)
                     ============  ============  ========  ==========  ==============  ==========  ==========  =============


1993:
Life                 $    195,279       989,309     7,389      57,763         263,465      80,422     216,911       (10,925)
Accident and health        16,569             0    34,181     264,583         354,837      15,735     241,466           804
Annuities                 454,504     1,986,801         0         578          62,319      78,674      74,887      (243,113)
                     ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------

                     $    666,352     2,976,110    41,570     322,924         680,621     174,831     533,264      (253,234)
                     ============  ============  ========  ==========  ==============  ==========  ==========  =============


1992:
Life                 $    184,693       936,238     7,766      56,921         275,702      88,295     222,103        (9,481)
Accident and health        17,365             0    36,915     265,105         341,579      14,602     228,320           294
Annuities                 211,060     1,539,911         0         264          28,954      66,872      63,080      (106,192)
                     ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------

                     $    413,118     2,476,149    44,681     322,290         646,235     169,769     513,503      (115,379)
                     ============  ============  ========  ==========  ==============  ==========  ==========  =============

                     December      31
                     ---------  ---------



                       Other    Premiums
                     operating   written
                     expenses      (b)
                     ---------  ---------
1994:
Life                   114,767
Accident and health    121,645
Annuities              210,933
                     ---------

                       447,345
                     =========


1993:

Life                   186,457
Accident and health    154,493
Annuities              191,783
                     ---------

                       532,733
                     =========


1992:
Life                   132,646
Accident and health    110,818
Annuities              139,321
                     ---------

                       382,785
                     =========


(a) Represents the net change in deferred policy acquisition cost reported in the income statement.
(b)  Premiums written are not applicable for life insurance companies.

                                 APPENDIX A

                        ILLUSTRATION OF POLICY VALUES

The following tables illustrate how Account Values, Cash Surrender Values and death benefits of a Policy change with the investment experience of the Sub-Accounts. The Account Values, Cash Surrender Values and death benefits in the tables take into account all charges and deductions against the Policy. These tables assume that the cost of insurance rates for the Policy are based on the current and guaranteed rates appropriate to the class indicated. These tables also assume that a $100,000 single premium is paid. For premiums of other than $100,000, the tables shown can be adjusted (i.e. for a $10,000 premium, multiply the attached tables by $10,000 divided by 100,000 or for a $200,000 premium, multiply the attached tables by 200,000 divided by 100,000).
 These tables all assume that the Insured is in the most favorable risk status, i.e., Non-Smoker. For Insureds who are classified as Smoker or less favorable risk status, the cost of insurance will be greater and thus Policy values will be less given the same assumed hypothetical gross annual investment rates of return.

Gross investment returns of 0%, 6% and 12% are assumed to be level for all years shown. The values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years.

The values shown reflect the fact that the net investment return of the Sub-Accounts is lower than the gross investment return on the assets held in the Funds because of the charges levied against the Sub-Accounts. The daily investment advisory fee is assumed to be equivalent to an annual rate of .50% of the net assets of the Fund of the Trust (which is the average of the investment advisory fees assessed the Trust in 1994 weighted by Sub-Account value as of 12/31/94). The values also assume that each Fund of the Trust will incur expenses annually which are assumed to be .05% of the average net assets of the Fund. This is the average in 1994, weighted by Sub-Account value as of 12/31/94. The Sub-Accounts will be assessed for mortality and expense risks at an annual rate of 0.60% of the average daily net assets of the Sub-Account and for administrative expenses at an annual rate of 0.15% of the average daily net assets of the Sub-Account. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -1.30%, 4.63% and 10.55%.

The  Company deducts the cost of insurance for a Policy Processing Period from
the  Account  Values.    The cost of insurance rate is based on the sex (where
permitted by state law), Attained Age and rate class of the Insured.

Upon request, the Company will provide a comparable illustration based upon the Attained Age, sex (where permitted by state law) and rate class of the proposed Insured and for the face amount or premium requested.

Allianz Life Insurance Company of North America Designed For: Jane Doe
Minneapolis, Minnesota                     Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                      FEMALE NON-SMOKER SIMPLIFIED ISSUE

  Initial Face Amount:       $448,956        Single Premium:      $100,000
  Issue age:                       35        State:                     MN

      Summary of end of year values assuming 0.00% gross rate of return.
            This illustration is based on CURRENT mortality costs

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0   97,606     91,306  448,956
2             0  110,250        0   95,215     89,615  448,956
3             0  115,762        0   92,820     87,920  448,956
4             0  121,550        0   90,418     86,218  448,956
5             0  127,628        0   88,007     84,507  448,956
10            0  162,889        0   75,655     75,655  448,956
15            0  207,892        0   66,007     66,007  448,956
20            0  265,329        0   54,648     54,648  448,956
25            0  338,635        0   40,565     40,565  448,956
30            0  432,194        0   21,751     21,751  448,956

      Summary of end of year values assuming 0.00% gross rate of return.
          This illustration is based on GUARANTEED mortality costs>>

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0   97,472     91,172  448,956
2             0  110,250        0   94,938     89,338  448,956
3             0  115,762        0   92,391     87,491  448,956
4             0  121,550        0   89,827     85,627  448,956
5             0  127,628        0   87,242     83,742  448,956
10            0  162,889        0   73,787     73,787  448,956
15            0  207,892        0   62,582     62,582  448,956
20            0  265,329        0   48,926     48,926  448,956
25            0  338,635        0   31,396     31,396  448,956
30            0  432,194        0    7,132      7,132  448,956

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America Designed For: Jane Doe
Minneapolis, Minnesota                          Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                      FEMALE NON-SMOKER SIMPLIFIED ISSUE

  Initial Face Amount:       $448,956        Single Premium:      $100,000
  Issue age:                       35        State:                     MN

      Summary of end of year values assuming 6.00% gross rate of return.
            This illustration is based on CURRENT mortality costs

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0  103,509     97,209  469,275
2             0  110,250        0  107,152    101,552  473,997
3             0  115,762        0  110,930    106,030  478,555
4             0  121,550        0  114,849    110,649  481,881
5             0  127,628        0  118,908    115,408  487,290
10            0  162,889        0  141,449    141,449  507,342
15            0  207,892        0  172,150    172,150  526,714
20            0  265,329        0  208,679    208,679  547,139
25            0  338,635        0  251,935    251,935  569,120
30            0  432,194        0  302,782    302,782  591,875

      Summary of end of year values assuming 6.00% gross rate of return.
           This illustration is based on GUARANTEED mortality costs

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0  103,369     97,069  468,598
2             0  110,250        0  106,856    101,256  472,616
3             0  115,762        0  110,462    105,562  476,440
4             0  121,550        0  114,189    109,989  479,007
5             0  127,628        0  118,036    114,536  483,609
10            0  162,889        0  139,141    139,141  499,062
15            0  207,892        0  167,658    167,658  512,970
20            0  265,329        0  200,946    200,946  526,863
25            0  338,635        0  239,543    239,543  541,127
30            0  432,194        0  283,832    283,832  554,833

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America Designed For: Jane Doe
Minneapolis, Minnesota                          Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                      FEMALE NON-SMOKER SIMPLIFIED ISSUE

   Initial Face Amount:       $448,956        Single Premium:      $100,000
   Issue age:                       35        State:                     MN

     Summary of end of year values assuming 12.00% gross rate of return.
            This illustration is based on CURRENT mortality costs

                 PREMIUM                        CASH
POLICY            ACCUM    POLICY   ACCOUNT   SURRENDER    DEATH
YEAR    PAYMENT    @ 5%     LOAN     VALUE      VALUE     BENEFIT
------  -------  --------  ------  ---------  ---------  ---------
[S]     [C]      [C]       [C]     [C]        [C]        [C]
1       100,000  105,000        0    109,407    103,107    497,746
2             0  110,250        0    119,748    114,148    532,787
3             0  115,762        0    131,110    126,210    569,632
4             0  121,550        0    143,593    139,393    607,066
5             0  127,628        0    157,303    153,803    649,406
10            0  162,889        0    248,738    248,738    892,159
15            0  207,892        0    398,670    398,670  1,219,780
20            0  265,329        0    636,431    636,431  1,668,664
25            0  338,635        0  1,011,869  1,011,869  2,285,811
30            0  432,194        0  1,601,516  1,601,516  3,130,627

     Summary of end of year values assuming 12.00% gross rate of return.
           This illustration is based on GUARANTEED mortality costs

                 PREMIUM                        CASH
POLICY            ACCUM    POLICY   ACCOUNT   SURRENDER    DEATH
YEAR    PAYMENT    @ 5%     LOAN     VALUE      VALUE     BENEFIT
------  -------  --------  ------  ---------  ---------  ---------
[S]     [C]      [C]       [C]     [C]        [C]        [C]
1       100,000  105,000        0    109,258    102,958    497,029
2             0  110,250        0    119,416    113,816    531,239
3             0  115,762        0    130,554    125,654    567,123
4             0  121,550        0    142,765    138,565    603,460
5             0  127,628        0    156,146    152,646    644,519
10            0  162,889        0    244,691    244,691    877,643
15            0  207,892        0    388,287    388,287  1,188,011
20            0  265,329        0    612,878    612,878  1,606,910
25            0  338,635        0    962,146    962,146  2,173,489
30            0  432,194        0  1,501,362  1,501,362  2,934,848

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America Designed For: Jane Doe
Minneapolis, Minnesota                          Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                         FEMALE NON-SMOKER JET ISSUE

   Initial Face Amount:       $275,773        Single Premium:      $100,000
   Issue age:                       50        State:                     MN

      Summary of end of year values assuming 0.00% gross rate of return.
           This illustration is based on CURRENT mortality costs>>

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0   97,334     91,034  275,773
2             0  110,250        0   94,642     89,042  275,773
3             0  115,762        0   91,918     87,018  275,773
4             0  121,550        0   89,152     84,952  275,773
5             0  127,628        0   86,343     82,843  275,773
10            0  162,889        0   71,523     71,523  275,773
15            0  207,892        0   57,699     57,699  275,773
20            0  265,329        0   37,880     37,880  275,773
25            0  338,635        0    6,044      6,044  275,773
30            0  432,194        0        0          0  275,773

      Summary of end of year values assuming 0.00% gross rate of return.
          This illustration is based on GUARANTEED mortality costs>>

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0   96,816     90,516  275,773
2             0  110,250        0   93,565     87,965  275,773
3             0  115,762        0   90,231     85,331  275,773
4             0  121,550        0   86,800     82,600  275,773
5             0  127,628        0   83,266     79,766  275,773
10            0  162,889        0   63,792     63,792  275,773
15            0  207,892        0   42,450     42,450  275,773
20            0  265,329        0    8,484      8,484  275,773
25            0  338,635        0        0          0  275,773
30            0  432,194        0        0          0  275,773

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America Designed For: Jane Doe
Minneapolis, Minnesota                          Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                         FEMALE NON-SMOKER JET ISSUE

   Initial Face Amount:       $275,773        Single Premium:      $100,000
   Issue age:                       50        State:                     MN

      Summary of end of year values assuming 6.00% gross rate of return.
           This illustration is based on CURRENT mortality costs>>

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0  103,226     96,926  287,415
2             0  110,250        0  106,553    100,953  290,184
3             0  115,762        0  109,978    105,078  292,849
4             0  121,550        0  113,502    109,302  295,424
5             0  127,628        0  117,130    113,630  297,929
10            0  162,889        0  137,024    137,024  309,537
15            0  207,892        0  163,747    163,747  320,091
20            0  265,329        0  193,729    193,729  331,199
25            0  338,635        0  226,702    226,702  342,413
30            0  432,194        0  260,412    260,412  354,158

      Summary of end of year values assuming 6.00% gross rate of return.
           This illustration is based on GUARANTEED mortality costs

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0  102,690     96,390  285,824
2             0  110,250        0  105,425     99,825  286,942
3             0  115,762        0  108,199    103,299  287,889
4             0  121,550        0  111,005    106,805  288,674
5             0  127,628        0  113,849    110,349  289,324
10            0  162,889        0  128,769    128,769  290,890
15            0  207,892        0  148,304    148,304  289,903
20            0  265,329        0  167,799    167,799  286,870
25            0  338,635        0  186,211    186,211  281,256
30            0  432,194        0  199,589    199,589  275,773

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America Designed For: Jane Doe
Minneapolis, Minnesota                          Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                         FEMALE NON-SMOKER JET ISSUE

   Initial Face Amount:       $275,773        Single Premium:      $100,000
   Issue age:                       50        State:                     MN

     Summary of end of year values assuming 12.00% gross rate of return.
            This illustration is based on CURRENT mortality costs

                 PREMIUM                        CASH
POLICY            ACCUM    POLICY   ACCOUNT   SURRENDER    DEATH
YEAR    PAYMENT    @ 5%     LOAN     VALUE      VALUE     BENEFIT
------  -------  --------  ------  ---------  ---------  ---------
[S]     [C]      [C]       [C]     [C]        [C]        [C]
1       100,000  105,000        0    109,107    102,807    304,854
2             0  110,250        0    119,076    113,476    326,180
3             0  115,762        0    129,980    125,080    348,594
4             0  121,550        0    141,904    137,704    372,188
5             0  127,628        0    154,944    151,444    397,072
10            0  162,889        0    240,981    240,981    544,375
15            0  207,892        0    379,249    379,249    741,352
20            0  265,329        0    590,896    590,896  1,010,196
25            0  338,635        0    910,620    910,620  1,375,409
30            0  432,194        0  1,377,553  1,377,553  1,873,458

     Summary of end of year values assuming 12.00% gross rate of return.
          This illustration is based on GUARANTEED mortality costs>>

                 PREMIUM                        CASH
POLICY            ACCUM    POLICY   ACCOUNT   SURRENDER    DEATH
YEAR    PAYMENT    @ 5%     LOAN     VALUE      VALUE     BENEFIT
------  -------  --------  ------  ---------  ---------  ---------
[S]     [C]      [C]       [C]     [C]        [C]        [C]
1       100,000  105,000        0    108,539    102,239    303,169
2             0  110,250        0    117,811    112,211    322,546
3             0  115,762        0    127,869    122,969    342,710
4             0  121,550        0    138,770    134,570    363,718
5             0  127,628        0    150,588    147,088    385,651
10            0  162,889        0    226,509    226,509    511,683
15            0  207,892        0    343,551    343,551    671,569
20            0  265,329        0    511,910    511,910    875,161
25            0  338,635        0    748,126    748,126  1,129,977
30            0  432,194        0  1,058,031  1,058,031  1,438,912

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America Designed For: John Doe
Minneapolis, Minnesota                          Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                       MALE NON-SMOKER SIMPLIFIED ISSUE

   Initial Face Amount:       $400,205        Single Premium:      $100,000
   Issue age:                       35        State:                     MN

      Summary of end of year values assuming 0.00% gross rate of return.
           This illustration is based on CURRENT mortality costs>>

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0   97,610     91,310  400,205
2             0  110,250        0   95,229     89,629  400,205
3             0  115,762        0   92,848     87,948  400,205
4             0  121,550        0   90,465     86,265  400,205
5             0  127,628        0   88,077     84,577  400,205
10            0  162,889        0   75,893     75,893  400,205
15            0  207,892        0   66,246     66,246  400,205
20            0  265,329        0   54,372     54,372  400,205
25            0  338,635        0   37,988     37,988  400,205
30            0  432,194        0   13,120     13,120  400,205

      Summary of end of year values assuming 0.00% gross rate of return.
           This illustration is based on GUARANTEED mortality costs

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0   97,478     91,178  400,205
2             0  110,250        0   94,957     89,357  400,205
3             0  115,762        0   92,429     87,529  400,205
4             0  121,550        0   89,889     85,689  400,205
5             0  127,628        0   87,334     83,834  400,205
10            0  162,889        0   74,103     74,103  400,205
15            0  207,892        0   62,896     62,896  400,205
20            0  265,329        0   48,527     48,527  400,205
25            0  338,635        0   27,806     27,806  400,205
30            0  432,194        0        0          0  400,205

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America Designed For: John Doe
Minneapolis, Minnesota                          Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                       MALE NON-SMOKER SIMPLIFIED ISSUE

   Initial Face Amount:       $400,205        Single Premium:      $100,000
   Issue age:                       35        State:                     MN

      Summary of end of year values assuming 6.00% gross rate of return.
            This illustration is based on CURRENT mortality costs

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0  103,514     97,214  418,337
2             0  110,250        0  107,169    101,569  422,565
3             0  115,762        0  110,965    106,065  426,631
4             0  121,550        0  114,906    110,706  430,573
5             0  127,628        0  118,998    115,498  434,401
10            0  162,889        0  141,823    141,823  452,080
15            0  207,892        0  172,833    172,833  469,037
20            0  265,329        0  209,480    209,480  486,923
25            0  338,635        0  251,843    251,843  506,207
30            0  432,194        0  299,751    299,751  527,089

      Summary of end of year values assuming 6.00% gross rate of return.
          This illustration is based on GUARANTEED mortality costs>>

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0  103,375     97,075  417,740
2             0  110,250        0  106,878    101,278  421,357
3             0  115,762        0  110,507    105,607  424,791
4             0  121,550        0  114,265    110,065  428,079
5             0  127,628        0  118,155    114,655  431,231
10            0  162,889        0  139,631    139,631  445,093
15            0  207,892        0  168,546    168,546  457,402
20            0  265,329        0  201,976    201,976  469,479
25            0  338,635        0  239,426    239,426  481,248
30            0  432,194        0  280,048    280,048  492,441

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America Designed For: John Doe
Minneapolis, Minnesota                          Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                       MALE NON-SMOKER SIMPLIFIED ISSUE

   Initial Face Amount:       $400,205        Single Premium:      $100,000
   Issue age:                       35        State:                     MN

     Summary of end of year values assuming 12.00% gross rate of return.
            This illustration is based on CURRENT mortality costs

                 PREMIUM                        CASH
POLICY            ACCUM    POLICY   ACCOUNT   SURRENDER    DEATH
YEAR    PAYMENT    @ 5%     LOAN     VALUE      VALUE     BENEFIT
------  -------  --------  ------  ---------  ---------  ---------
[S]     [C]      [C]       [C]     [C]        [C]        [C]
1       100,000  105,000        0    109,412    103,112    443,718
2             0  110,250        0    119,766    114,166    474,975
3             0  115,762        0    131,150    126,250    507,826
4             0  121,550        0    143,665    139,465    542,428
5             0  127,628        0    157,422    153,922    578,920
10            0  162,889        0    249,393    249,393    794,978
15            0  207,892        0    400,251    400,251  1,086,205
20            0  265,329        0    638,871    638,871  1,485,010
25            0  338,635        0  1,011,496  1,011,496  2,033,116
30            0  432,194        0  1,585,480  1,585,480  2,787,939

     Summary of end of year values assuming 12.00% gross rate of return.
          This illustration is based on GUARANTEED mortality costs>>

                 PREMIUM                        CASH
POLICY            ACCUM    POLICY   ACCOUNT   SURRENDER    DEATH
YEAR    PAYMENT    @ 5%     LOAN     VALUE      VALUE     BENEFIT
------  -------  --------  ------  ---------  ---------  ---------
[S]     [C]      [C]       [C]     [C]        [C]        [C]
1       100,000  105,000        0    109,265    102,965    443,086
2             0  110,250        0    119,441    113,841    473,621
3             0  115,762        0    130,608    125,708    505,643
4             0  121,550        0    142,861    138,661    539,299
5             0  127,628        0    156,303    152,803    574,712
10            0  162,889        0    245,551    245,551    782,730
15            0  207,892        0    390,342    390,342  1,059,313
20            0  265,329        0    616,013    616,013  1,431,880
25            0  338,635        0    961,672    961,672  1,932,969
30            0  432,194        0  1,481,333  1,481,333  2,604,806

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America Designed For: John Doe
Minneapolis, Minnesota                          Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                          MALE NON-SMOKER JET ISSUE

   Initial Face Amount:       $244,544        Single Premium:      $100,000
   Issue age:                       50        State:                     MN

      Summary of end of year values assuming 0.00% gross rate of return.
            This illustration is based on CURRENT mortality costs

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0   97,346     91,046  244,544
2             0  110,250        0   94,657     89,057  244,544
3             0  115,762        0   91,921     87,021  244,544
4             0  121,550        0   89,127     84,927  244,544
5             0  127,628        0   86,263     82,763  244,544
10            0  162,889        0   70,444     70,444  244,544
15            0  207,892        0   53,587     53,587  244,544
20            0  265,329        0   27,157     27,157  244,544
25            0  338,635        0        0          0  244,544
30            0  432,194        0        0          0  244,544

      Summary of end of year values assuming 0.00% gross rate of return.
           This illustration is based on GUARANTEED mortality costs

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0   96,838     90,538  244,544
2             0  110,250        0   93,590     87,990  244,544
3             0  115,762        0   90,234     85,334  244,544
4             0  121,550        0   86,749     82,549  244,544
5             0  127,628        0   83,111     79,611  244,544
10            0  162,889        0   61,732     61,732  244,544
15            0  207,892        0   34,292     34,292  244,544
20            0  265,329        0        0          0  244,544
25            0  338,635        0        0          0  244,544
30            0  432,194        0        0          0  244,544

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America Designed For: John Doe
Minneapolis, Minnesota                          Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                          MALE NON-SMOKER JET ISSUE

   Initial Face Amount:       $244,544        Single Premium:      $100,000
   Issue age:                       50        State:                     MN

      Summary of end of year values assuming 6.00% gross rate of return.
            This illustration is based on CURRENT mortality costs

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0  103,240     96,940  254,904
2             0  110,250        0  106,574    100,974  257,328
3             0  115,762        0  110,000    105,100  259,663
4             0  121,550        0  113,514    109,314  261,910
5             0  127,628        0  117,113    113,613  264,087
10            0  162,889        0  136,354    136,354  274,073
15            0  207,892        0  161,165    161,165  283,397
20            0  265,329        0  187,814    187,814  293,271
25            0  338,635        0  215,406    215,406  303,540
30            0  432,194        0  242,548    242,548  314,740

      Summary of end of year values assuming 6.00% gross rate of return.
           This illustration is based on GUARANTEED mortality costs

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER   DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE    BENEFIT
------  -------  --------  ------  -------  ---------  -------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0  102,714     96,414  253,521
2             0  110,250        0  105,463     99,863  254,495
3             0  115,762        0  108,237    103,337  255,306
4             0  121,550        0  111,025    106,825  255,947
5             0  127,628        0  113,820    110,320  256,430
10            0  162,889        0  127,659    127,659  256,595
15            0  207,892        0  144,195    144,195  253,555
20            0  265,329        0  158,844    158,844  248,035
25            0  338,635        0  169,531    169,531  244,544
30            0  432,194        0  167,239    167,239  244,544

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America Designed For: John Doe
Minneapolis, Minnesota                          Prepared By: Any Representative

                              FRANKLIN VALUEMARK
                    SINGLE PREMIUM VARIABLE LIFE INSURANCE
                          MALE NON-SMOKER JET ISSUE

   Initial Face Amount:       $244,544        Single Premium:      $100,000
   Issue age:                       50        State:                     MN

     Summary of end of year values assuming 12.00% gross rate of return.
            This illustration is based on CURRENT mortality costs

                 PREMIUM                        CASH
POLICY            ACCUM    POLICY   ACCOUNT   SURRENDER    DEATH
YEAR    PAYMENT    @ 5%     LOAN     VALUE      VALUE     BENEFIT
------  -------  --------  ------  ---------  ---------  ---------
[S]     [C]      [C]       [C]     [C]        [C]        [C]
1       100,000  105,000        0    109,122    102,822    270,370
2             0  110,250        0    119,100    113,500    289,249
3             0  115,762        0    130,006    125,106    309,090
4             0  121,550        0    141,918    137,718    329,966
5             0  127,628        0    154,921    151,421    351,967
10            0  162,889        0    239,803    239,803    482,006
15            0  207,892        0    373,270    373,270    656,366
20            0  265,329        0    572,854    572,854    894,511
25            0  338,635        0    865,247    865,247  1,219,262
30            0  432,194        0  1,283,050  1,283,050  1,664,938

     Summary of end of year values assuming 12.00% gross rate of return.
           This illustration is based on GUARANTEED mortality costs

                 PREMIUM                      CASH
POLICY            ACCUM    POLICY  ACCOUNT  SURRENDER    DEATH
YEAR    PAYMENT    @ 5%     LOAN    VALUE     VALUE     BENEFIT
------  -------  --------  ------  -------  ---------  ---------
[S]     [C]      [C]       [C]     [C]      [C]        [C]
1       100,000  105,000        0  108,565    102,265    268,905
2             0  110,250        0  117,854    112,254    286,073
3             0  115,762        0  127,914    123,014    303,922
4             0  121,550        0  138,795    134,595    322,483
5             0  127,628        0  150,549    147,049    341,805
10            0  162,889        0  224,556    224,556    451,359
15            0  207,892        0  334,032    334,032    587,369
20            0  265,329        0  484,590    484,590    756,687
25            0  338,635        0  683,444    683,444    963,075
30            0  432,194        0  932,983    932,983  1,210,677

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                APPENDIX B
                     TABLE OF NET SINGLE PREMIUM FACTORS

Attained  Factors   Factors   Attained  Factors  Factors  Attained  Factors  Factors
Age        Male*    Female*     Age      Male*   Female*    Age      Male*   Female*
--------  --------  --------  --------  -------  -------  --------  -------  -------
0         12.62467  14.69383        35  4.30327  4.82748        70  1.52757  1.66607
1         12.50646  14.48692        36  4.16038  4.66752        71  1.49533  1.62425
2         12.16372  14.08281        37  4.02237  4.51338        72  1.46481  1.58427
3         11.82118  13.67851        38  3.88934  4.36506        73  1.43608  1.54629
4         11.48209  13.27838        39  3.76113  4.22232        74  1.40915  1.51041
5         11.14463  12.88451        40  3.63755  4.08498        75  1.38398  1.47664
6         10.80849  12.49577        41  3.51861  3.95303        76  1.36040  1.44488
7         10.47450  12.11263        42  3.40410  3.82624        77  1.33828  1.41498
8         10.14347  11.73553        43  3.29382  3.70425        78  1.31741  1.38673
9          9.81784  11.36605        44  3.18765  3.58674        79  1.29764  1.35999
10         9.49960  11.00434        45  3.08543  3.47344        80  1.27888  1.33468
11         9.19034  10.65053        46  2.98710  3.36425        81  1.26112  1.31079
12         8.89337  10.30762        47  2.89249  3.25897        82  1.24440  1.28836
13         8.61119   9.97611        48  2.80143  3.15749        83  1.22879  1.26746
14         8.34507   9.65635        49  2.71381  3.05962        84  1.21434  1.24807
15         8.09470   9.34852        50  2.62950  2.96530        85  1.20100  1.22998
16         7.85593   9.04683        51  2.54845  2.87445        86  1.18868  1.21335
17         7.62788   8.75962        52  2.47062  2.78696        87  1.17723  1.19789
18         7.40829   8.48131        53  2.39595  2.70281        88  1.16647  1.18342
19         7.19529   8.21157        54  2.32443  2.62191        89  1.15617  1.16975
20         6.98773   7.95007        55  2.25594  2.54404        90  1.14612  1.15668
21         6.78427   7.69599        56  2.19040  2.46904        91  1.13609  1.14399
22         6.58380   7.44915        57  2.12767  2.39670        92  1.12581  1.13142
23         6.38615   7.20889        58  2.06757  2.32674        93  1.11497  1.11871
24         6.19122   6.97553        59  2.01001  2.25900        94  1.10328  1.10559
25         5.99922   6.74889        60  1.95494  2.19345        95  1.09064  1.09192
26         5.81010   6.52878        61  1.90230  2.13013        96  1.07717  1.07777
27         5.62462   6.31538        62  1.85199  2.06916        97  1.06337  1.06359
28         5.44313   6.10815        63  1.80404  2.01067        98  1.05029  1.05034
29         5.26593   5.90723        64  1.75842  1.95479        99  1.04000  1.04000
30         5.09324   5.71269        65  1.71504  1.90144
31         4.92522   5.52403        66  1.67380  1.85048
32         4.76215   5.34132        67  1.63456  1.80168
33         4.60408   5.16433        68  1.59713  1.75478
34         4.45114   4.99306        69  1.56150  1.70960

*In states requiring unisex rates, male rates should apply.